     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1998


                                              1933 ACT REGISTRATION NO. 33-11802
                                              1940 ACT REGISTRATION NO. 811-5002
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER


   THE SECURITIES ACT OF 1933                                       [ ]
Pre-Effective Amendment No.  __                                     [ ]


Post-Effective Amendment No.  22                                    [X]
                                        and/or


REGISTRATION STATEMENT UNDER
  THE INVESTMENT COMPANY ACT OF 1940                                [ ]


Amendment No. 23                                                    [X]
                   (Check appropriate box or boxes)


                               ------------------

                             INVESTORS FUND SERIES
               (Exact name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, Illinois
                    (Address of Principal Executive Office)

                                     60606
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                       Philip J. Collora, Vice President,
                            Treasurer and Secretary
                             INVESTORS FUND SERIES
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

                                With a copy to:
                                Cathy G. O'Kelly
                                David A. Sturms
                       Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                            Chicago, Illinois 60601

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1).


        [ ] 75 days after filing pursuant to paragraph (a)(2)



        [X] on May 1, 1998 pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:

        [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                             INVESTORS FUND SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                    ITEM NUMBER                                            LOCATION
                   OF FORM N-1A                                         IN PROSPECTUS
                   ------------                                         -------------
     1.   Cover Page...............................    Cover Page
     2.   Synopsis.................................    Summary
     3.   Condensed Financial Information..........    Financial Highlights
     4.   General Description of Registrant........    Summary; Capital Structure and General
                                                       Information; Investment Objectives, Policies and
                                                       Risk Factors; Investment Techniques
     5.   Management of the Fund...................    Summary; Investment Manager; Distributor
     5A. Management's Discussion of Fund
    Performance....................................    Capital Structure and General Information
     6.   Capital Stock and Other Securities.......    Summary; Capital Structure and General
                                                       Information; Dividends and Taxes
     7.   Purchase of Securities Being Offered.....    Summary; Purchase and Redemption; Net Asset
                                                       Value; Distributor
     8.   Redemption or Repurchase.................    Purchase and Redemption
     9.   Pending Legal Proceedings................    Inapplicable

                               TABLE OF CONTENTS

Summary..................................    2
Financial Highlights.....................    5
Investment Objectives, Policies and Risk
  Factors................................   14
Investment Techniques....................   39
Net Asset Value..........................   45
Purchase and Redemption..................   46
Dividends and Taxes......................   46
Capital Structure and General
  Information............................   47
Investment Manager.......................   47
Distributor..............................   52
Appendix.................................   54

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number shown above.

AN INVESTMENT IN THE KEMPER MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                   INVESTORS
                                      FUND
                                     SERIES
                             PROSPECTUS MAY 1, 1998

                             INVESTORS FUND SERIES
                           222 SOUTH RIVERSIDE PLAZA
                            CHICAGO, ILLINOIS 60606
                                 1-800-778-1482

Investors Fund Series (the "Fund") offers a choice of twenty investment portfolios to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

    The twenty investment portfolios are:

     KEMPER MONEY MARKET PORTFOLIO
     KEMPER TOTAL RETURN PORTFOLIO
     KEMPER HIGH YIELD PORTFOLIO
     KEMPER GROWTH PORTFOLIO
     KEMPER GOVERNMENT SECURITIES PORTFOLIO
     KEMPER INTERNATIONAL PORTFOLIO
     KEMPER SMALL CAP GROWTH PORTFOLIO
     KEMPER INVESTMENT GRADE BOND PORTFOLIO

     KEMPER CONTRARIAN VALUE PORTFOLIO

     KEMPER SMALL CAP VALUE PORTFOLIO
     KEMPER VALUE+GROWTH PORTFOLIO
     KEMPER HORIZON 20+ PORTFOLIO
     KEMPER HORIZON 10+ PORTFOLIO
     KEMPER HORIZON 5 PORTFOLIO
     KEMPER BLUE CHIP PORTFOLIO
     KEMPER GLOBAL INCOME PORTFOLIO
     KEMPER-DREMAN HIGH RETURN EQUITY
       PORTFOLIO
     KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO
     KEMPER GLOBAL BLUE CHIP PORTFOLIO
     KEMPER INTERNATIONAL GROWTH AND INCOME
       PORTFOLIO

Shares of the Portfolios are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

                                    SUMMARY

FUND INVESTMENT CONCEPT. Investors Fund Series (the "Fund") is registered as an open-end management investment company established on January 22, 1987 as a Massachusetts business trust. The Fund is a series fund consisting of twenty portfolios ("Portfolios"), listed below. Additional Portfolios may be created from time to time. The Fund is the funding vehicle for variable life insurance contracts ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VLI contracts and VA contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken. The VLI contracts and VA contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VLI contract holders and VA contract holders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their VLI and VA contract holders.

The twenty Portfolios of the Fund are as follows:

KEMPER MONEY MARKET PORTFOLIO ("Money Market Portfolio") seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.

KEMPER TOTAL RETURN PORTFOLIO ("Total Return Portfolio") seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

KEMPER HIGH YIELD PORTFOLIO ("High Yield Portfolio") seeks to provide a high level of current income by investing in fixed-income securities.

KEMPER GROWTH PORTFOLIO ("Growth Portfolio") seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

KEMPER GOVERNMENT SECURITIES PORTFOLIO ("Government Securities Portfolio") seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

KEMPER INTERNATIONAL PORTFOLIO ("International Portfolio") seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

KEMPER SMALL CAP GROWTH PORTFOLIO ("Small Cap Growth Portfolio") seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

KEMPER INVESTMENT GRADE BOND PORTFOLIO ("Investment Grade Bond Portfolio") seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.


KEMPER CONTRARIAN VALUE PORTFOLIO ("Contrarian Value Portfolio") seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.


KEMPER SMALL CAP VALUE PORTFOLIO ("Small Cap Value Portfolio") seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.

KEMPER VALUE+GROWTH PORTFOLIO ("Value+Growth Portfolio") seeks growth of capital through professional management of a portfolio of growth and value stocks.

KEMPER HORIZON 20+ PORTFOLIO ("Horizon 20+ Portfolio"), designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

KEMPER HORIZON 10+ PORTFOLIO ("Horizon 10+ Portfolio"), designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

KEMPER HORIZON 5 PORTFOLIO ("Horizon 5 Portfolio"), designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

KEMPER BLUE CHIP PORTFOLIO ("Blue Chip Portfolio") seeks growth of capital and of income.

KEMPER GLOBAL INCOME PORTFOLIO ("Global Income Portfolio") seeks to provide high current income consistent with prudent total return asset management.

KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO ("High Return Equity Portfolio") seeks to achieve a high rate of total return.

KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO ("Financial Services Portfolio") seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER GLOBAL BLUE CHIP PORTFOLIO ("Global Blue Chip Portfolio") seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

KEMPER INTERNATIONAL GROWTH AND INCOME PORTFOLIO ("International Growth and Income Portfolio") seeks long-term growth of capital and current income, primarily from foreign equity securities.


Each Portfolio except the Money Market Portfolio may engage in options and financial futures transactions. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Blue Chip and Financial Services Portfolios each may invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The Horizon Portfolios each will invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The International, Global Income, Global Blue Chip and International Growth and Income Portfolios each will invest a substantial portion of its assets in foreign securities and engage in related foreign currency transactions. Foreign securities may include investments in developing countries for certain portfolios. The High Yield Portfolio will, and the Total Return, Government Securities, Investment Grade Bond, Horizon, Financial Services, Global Blue Chip and International Growth and Income Portfolios may, invest in high yield (high risk) bonds. Each Portfolio except the Global Income Portfolio is diversified. As a "non-diversified" Portfolio, the Global Income Portfolio will be able to invest a relatively high percentage of its assets in a limited number of issuers, therefore making the Portfolio more susceptible to a single, economic, political or regulatory occurrence than a diversified portfolio. See "Investment Objectives, Policies and Risk Factors."


RISK FACTORS. There is no assurance that the investment objective of any Portfolio will be achieved and investment in each Portfolio includes risks that vary in kind and degree depending upon the investment policies of the Portfolio. The returns and net asset value of a Portfolio will fluctuate (except that the Money Market Portfolio seeks to maintain a net asset value of $1.00 per share). Investors should note that investments in high yield securities by certain portfolios (the High Yield, Total Return, Government Securities, Investment Grade Bond, Horizon, Financial Services, Global Blue Chip and International Growth and Income Portfolios) entail relatively greater risk of loss of income and principal than investments in higher rated securities; and market prices of high yield securities may fluctuate more than market prices of higher rated securities. The government guarantee of the U.S. Government securities in which the Government Securities Portfolio may invest does not guarantee the market value of the shares of the Portfolio. Normally the value of investments in U.S. Government securities varies inversely with changes in interest rates. Foreign investments by certain Portfolios (principally the International, Global Income, Global Blue Chip and International Growth and

Income Portfolios) involve risk and opportunity considerations not typically associated with investing in U.S. companies. The return of such a Portfolio can be adversely affected by changes in currency exchange rates. Investment by the Small Cap Growth Portfolio and the Small Cap Value Portfolio primarily in smaller companies involves greater risk than investment in larger, more established companies. The High Return Equity Portfolio may invest a significant percentage of its total assets in one or more market sectors, in which case, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not concentrated its assets in that sector. Concentration by the Financial Services Portfolio in investments in the financial services industry creates greater risk than investments across various industries since the financial, economic and business developments affecting issuers in such industry may have a greater effect on the Portfolio than if it had not concentrated its assets in the financial services industry. There are special risks associated with options, financial futures, foreign currency and other derivative transactions and there is no assurance that use of those investment techniques will be successful. Some of the Portfolios may experience high portfolio turnover, which would involve correspondingly greater brokerage commissions or other transaction costs. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that date pursuant to VLI and VA contracts. See "Purchase and Redemption."

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "investment manager") serves as investment manager for each of the Portfolios and is paid a monthly management fee at 1/12 of an annual rate, based upon the average daily net assets of such Portfolios, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Contrarian (.75%), Small Cap Value (.75%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip (.65%), Global
Income (.75%) and International Growth and Income (1.00%). Scudder Kemper is paid monthly an investment management fee by the High Return Equity and Financial Services Portfolios based upon average daily net assets of each Portfolio at an annual rate ranging from .75% to .62%, and is paid monthly an investment management fee by the Global Blue Chip Portfolio based upon average daily net assets of the Portfolio at an annual rate ranging from 1.00% to .90%. As discussed more fully under "Investment Manager," Scudder Kemper has agreed to temporarily waive its management fee for the current fiscal year in the amount of .15% of average daily net assets of the Global Blue Chip Portfolio and .30% of the average daily net assets of the International Growth and Income Portfolio. Zurich Investment Management Limited ("ZIML"), an affiliate of Scudder Kemper, serves as sub-adviser for the International and Global Income Portfolios. ZIML is paid by Scudder Kemper a fee of .35% for the International Portfolio and .30% for the Global Income Portfolio of the portion of the average daily net assets of that Portfolio allocated by Scudder Kemper to ZIML for management. Dreman Value Management, L.L.C. ("DVM") serves as sub-adviser for the High Return Equity and Financial Services Portfolios and is paid by Scudder Kemper a fee based upon average daily net assets of each Portfolio at an annual rate ranging from .24% to .198%. See "Investment Manager."

GENERAL INFORMATION AND CAPITAL. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Each Portfolio has its own objective, policies and restrictions. The Fund is not required to hold annual shareholder meetings, but will hold special shareholder meetings as required or deemed desirable. See "Capital Structure and General Information."

                              FINANCIAL HIGHLIGHTS


The tables below show financial information for each Portfolio (other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, which commenced operations on May 1, 1998) expressed in terms of one share outstanding throughout the period. The information for the Money Market, Total Return, High Yield and Growth Portfolios for fiscal periods prior to 1990 reflects the operations of certain Separate Accounts as discussed under "Capital Structure and General Information." The information in the tables for the years ended December 31, 1990 through 1997 has been audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.


MONEY MARKET PORTFOLIO


                                                                    Year ended December 31,
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                          $   1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               .05       .05       .06       .04       .03       .03       .06       .08       .09       .07
---------------------------------------------------------------------------------------------------------------------------------
Dividends declared                  .05       .05       .06       .04       .03       .03       .06       .08       .09       .07
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year   $   1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                       5.25%     5.03      5.66      3.96      2.83      3.43      5.89      8.08      9.11      7.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .55%      .60       .55       .53       .56       .57       .56       .58       .57       .56
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              5.14%     4.90      5.52      3.95      2.79      3.38      5.80      7.78      8.75      7.19
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $100,143    70,601    61,078    83,821    68,177    75,270    76,479    95,759    78,683    80,362
---------------------------------------------------------------------------------------------------------------------------------


NOTE TO MONEY MARKET PORTFOLIO:

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

TOTAL RETURN PORTFOLIO

                                                                    Year ended December 31,
                                1997       1996      1995      1994      1993      1992      1991      1990      1989      1988
                              ---------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of year                      $  2.815      2.579     2.112     2.586     2.473     2.658     2.071     2.021     1.707     1.605
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            .090       .084      .084      .069      .069      .061      .080      .113      .102      .086
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                    .377       .322      .453     (.313)     .214     (.026)     .677     (.013)     .298      .102
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       .467       .406      .537     (.244)     .283      .035      .757      .100      .400      .188
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income              .090       .090      .070      .060      .050      .080      .110      .020      .086      .086
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                  .370       .080        --      .170      .120      .140      .060      .030        --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                   .460       .170      .070      .230      .170      .220      .170      .050      .086      .086
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year  $  2.822      2.815     2.579     2.112     2.586     2.473     2.658     2.071     2.021     1.707
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                     19.96%     16.76     25.97     (9.50)    12.13      1.69     37.90      5.04     24.16     11.98
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                           .60%       .59       .60       .61       .59       .60       .61       .61       .58       .61
---------------------------------------------------------------------------------------------------------------------------------
Net investment income             3.32%      3.21      3.52      3.13      3.19      3.41      3.46      5.94      5.43      5.19
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year
 (in thousands)               $786,996    697,102   659,894   586,594   643,830   528,007   412,772   272,747   262,652   206,262
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            122%        90       118       128       191       160       187       139       102       152
---------------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December 31, 1997 and 1996 were $.0586 and
 $.0574, respectively.
---------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO

                                                                    Year ended December 31,
                                 1997       1996      1995      1994      1993      1992      1991      1990      1989     1988
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                          $  1.281      1.259     1.185     1.338     1.209     1.144      .914     1.122    1.258     1.225
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .116       .120      .125      .116      .120      .125      .140      .170     .151      .152
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .019       .042      .069     (.149)     .109      .070      .300     (.338)   (.163)     .033
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .135       .162      .194     (.033)     .229      .195      .440     (.168)   (.012)     .185
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net
 investment income                 .120       .140      .120      .120      .100      .130      .210      .040     .124      .152
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year   $  1.296      1.281     1.259     1.185     1.338     1.209     1.144      .914    1.122     1.258
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      11.61%     14.06     17.40     (2.25)    20.00     17.76     51.83    (15.45)   (1.22)    15.66
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .65%       .65       .65       .65       .63       .64       .67       .68      .63       .66
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              9.20%      9.70     10.27      9.49      9.54     10.44     12.95     16.27    12.50     11.98
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $391,664    289,315   257,377   219,415   233,964   162,158   121,608    88,566   150,674  138,461
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              90%        98        90        98        84        57        31        28       81        52
---------------------------------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO

                                                                    Year ended December 31,
                                 1997       1996      1995      1994      1993      1992      1991      1990      1989     1988
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                          $  3.371      3.262     2.665     2.935     2.631     2.642     1.681     1.692    1.348     1.374
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .012       .030      .034      .018      .004      .007      .017      .032     .039      .032
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .448       .589      .793     (.138)     .370      .082      .974     (.023)    .338     (.026)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .460       .619      .827     (.120)     .374      .089      .991      .009     .377      .006
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income               .020       .040      .010        --      .010      .005      .030      .010     .033      .032
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                   .810       .470      .220      .150      .060      .095        --      .010       --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                    .830       .510      .230      .150      .070      .100      .030      .020     .033      .032
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year   $  3.001      3.371     3.262     2.665     2.935     2.631     2.642     1.681    1.692     1.348
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      21.34%     21.63     32.97     (4.02)    14.63      3.57     59.47      0.60    27.87       .40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .65%       .64       .64       .66       .64       .64       .67       .68      .70       .71
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               .42%       .94      1.15       .69       .30       .65       .83      2.23     2.49      2.34
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $563,016    487,483   414,533   321,708   284,461   203,624   118,983    61,621   51,961    45,833
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             170%       175        88       106        78        78       106       135       93       301
---------------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December 31, 1997 and 1996 were $.0590 and
 $.0558, respectively.
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

                                                                        Year ended December 31,
                                       1997      1996     1995     1994      1993     1992     1991      1990     1989     1988
                                      -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year    $ 1.207    1.269    1.142     1.267    1.277    1.287     1.175     1.091   1.053     1.020
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                   .084     .085     .084      .067     .060     .064      .090      .093    .092      .089
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss)                                .016    (.057)    .123     (.102)    .020     .006      .082      .011    .036     (.056)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         .100     .028     .207     (.035)    .080     .070      .172      .104    .128      .033
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net investment
   income                                .100     .090     .080      .060     .060     .050      .060      .020    .090        --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
   gain                                    --       --       --      .030     .030     .030        --        --      --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                          .100     .090     .080      .090     .090     .080      .060      .020    .090        --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $ 1.207    1.207    1.269     1.142    1.267    1.277     1.287     1.175   1.091     1.053
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             8.96%    2.56    18.98     (2.74)    6.48     5.90     15.22      9.81   13.14      3.27
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                  .64%     .66      .65       .63      .60      .61       .63       .58     .53      1.81
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    7.12%    7.09     7.08      5.69     5.05     6.08      7.42      8.48    8.73      7.94
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                           $86,682   84,314   95,185    95,782   121,912  98,814    59,064    31,929   14,878    1,170
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   179%     325      275       606      534      492       141       174      28        25
---------------------------------------------------------------------------------------------------------------------------------

NOTE TO GOVERNMENT SECURITIES PORTFOLIO:

Scudder Kemper waived its investment management fee from March 1, 1989 to March 1, 1990. Absent this waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.04% and 8.22%, respectively, in 1989 and .66% and 8.40%, respectively, in 1990.

INTERNATIONAL PORTFOLIO

                                                                                    Year ended
                                                                                   December 31,
                                                            ----------------------------------------------------------
                                                              1997       1996      1995      1994      1993    1992(a)
                                                            --------   --------   -------   -------   ------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $  1.564      1.371     1.244     1.306     .993    1.000
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .011       .011      .018      .009     .010     .010
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                       .130       .212      .139     (.056)    .313    (.017)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .141       .223      .157     (.047)    .323    (.007)
----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income                      .020       .020      .010        --     .009       --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                          .070       .010      .020      .015     .001       --
----------------------------------------------------------------------------------------------------------------------
Total dividends                                                 .090       .030      .030      .015     .010       --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  1.615      1.564     1.371     1.244    1.306     .993
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   9.46%     16.49     12.83     (3.59)   32.83     (.72)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                         .91%       .96       .92       .93      .92     1.11
----------------------------------------------------------------------------------------------------------------------
Net investment income                                            .71%       .89      1.39       .74      .86     1.01
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                  $200,046    163,475   134,481   122,710   88,880   19,447
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                              79%        87       126       107      116      129
----------------------------------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the years ended December 31, 1997 and 1996 were $.0142 and $.0183, respectively. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.
--------------------------------------------------------------------------------
NOTE TO INTERNATIONAL PORTFOLIO:

(a) For the period from January 6, 1992 (inception) through December 31, 1992.

SMALL CAP GROWTH PORTFOLIO

                                                                           Year ended
                                                                          December 31,
                                                              ------------------------------------
                                                                1997      1996     1995    1994(a)
                                                              --------   ------   ------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $  1.677    1.346    1.039    1.000
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .004     .002     .005     .008
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                .488     .369     .307     .031
--------------------------------------------------------------------------------------------------
Total from investment operations                                  .492     .371     .312     .039
--------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                         .010       --     .005       --
--------------------------------------------------------------------------------------------------
  Distribution from net realized gain                             .190     .040       --       --
--------------------------------------------------------------------------------------------------
Total dividends                                                   .200     .040     .005       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.969    1.677    1.346    1.039
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    34.20%   28.04    30.07     3.95
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           .71%     .75      .87     1.25
--------------------------------------------------------------------------------------------------
Net investment income                                              .20%     .15      .42      .91
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $137,415   69,137   35,373   12,909
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                               330%     156       81       58
--------------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the years ended December 31, 1997 and 1996 were $.0579 and $.0570, respectively.
--------------------------------------------------------------------------------
NOTE TO SMALL CAP GROWTH PORTFOLIO:

(a) For the period from May 2, 1994 (inception) through December 31, 1994.

INVESTMENT GRADE BOND PORTFOLIO

                                                                  Year ended
                                                                 December 31,
                                                               -----------------
                                                                1997     1996(a)
                                                               -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 1.036     1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .066      .031
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                .026      .005
--------------------------------------------------------------------------------
Total from investment operations                                  .092      .036
--------------------------------------------------------------------------------
Less distribution from net investment income                      .010        --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.118     1.036
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     9.04%     3.57
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           .80%      .87
--------------------------------------------------------------------------------
Net investment income                                             6.23%     4.93
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $15,504     1,998
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                               311%       75
--------------------------------------------------------------------------------

NOTE TO INVESTMENT GRADE BOND PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.


CONTRARIAN VALUE PORTFOLIO


                                                                   Year ended
                                                                  December 31,
                                                               ------------------
                                                                 1997     1996(a)
                                                               --------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $  1.174     1.000
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            .031      .015
---------------------------------------------------------------------------------
  Net realized and unrealized gain                                 .323      .159
---------------------------------------------------------------------------------
Total from investment operations                                   .354      .174
---------------------------------------------------------------------------------
Less distribution from net investment income                       .010        --
---------------------------------------------------------------------------------
Net asset value, end of period                                 $  1.518     1.174
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     30.38%    17.36
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                            .80%      .90
---------------------------------------------------------------------------------
Net investment income                                              2.38%     2.42
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                            .80%      .92
---------------------------------------------------------------------------------
Net investment income                                              2.38%     2.40
---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $162,380    21,305
---------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                 46%       57
---------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions   $  .0561     .0500
---------------------------------------------------------------------------------


NOTE TO CONTRARIAN VALUE PORTFOLIO:


(a) For the period from May 1, 1996 (inception) through December 31, 1996.

SMALL CAP VALUE PORTFOLIO

                                                                  Year ended
                                                                 December 31,
                                                               -----------------
                                                                1997     1996(a)
                                                               -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 1.019     1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .012      .013
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                .206      .006
--------------------------------------------------------------------------------
Total from investment operations                                  .218      .019
--------------------------------------------------------------------------------
Less distribution from net investment income                      .010        --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.227     1.019
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    21.73%     1.86
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .84%       90
--------------------------------------------------------------------------------
Net investment income                                             1.18%     2.25
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .84%      .92
--------------------------------------------------------------------------------
Net investment income                                             1.18%     2.23
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $76,108    13,307
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                22%       61
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions   $ .0533     .0500
--------------------------------------------------------------------------------

NOTE TO SMALL CAP VALUE PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.

VALUE + GROWTH PORTFOLIO

                                                                  Year ended
                                                                 December 31,
                                                               -----------------
                                                                1997     1996(a)
                                                               -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 1.146     1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .012      .008
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                .277      .138
--------------------------------------------------------------------------------
Total from investment operations                                  .289      .146
--------------------------------------------------------------------------------
Less distribution from net investment income                      .010        --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.425     1.146
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    25.47%    14.60
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .84%      .90
--------------------------------------------------------------------------------
Net investment income                                              .95%      .97
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .84%     1.01
--------------------------------------------------------------------------------
Net investment income                                              .95%      .86
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $69,094    10,196
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                50%       25
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions   $ .0591     .0596
--------------------------------------------------------------------------------

NOTE TO VALUE + GROWTH PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.

HORIZON 20+ PORTFOLIO

                                                                  Year ended
                                                                 December 31,
                                                               -----------------
                                                                1997     1996(a)
                                                               -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 1.154    1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .020     .012
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                .214     .142
--------------------------------------------------------------------------------
Total from investment operations                                  .234     .154
--------------------------------------------------------------------------------
Less distribution from net investment income                      .010
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.378    1.154
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    20.48%   15.37
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .93%     .81
--------------------------------------------------------------------------------
Net investment income                                             1.58%    1.71
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .93%    1.13
--------------------------------------------------------------------------------
Net investment income                                             1.58%    1.39
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $16,659    3,759
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                75%      60
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions   $ .0517    .0458
--------------------------------------------------------------------------------

NOTE TO HORIZON 20+ PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.

HORIZON 10+ PORTFOLIO

                                                                  Year ended
                                                                 December 31,
                                                               -----------------
                                                                1997     1996(a)
                                                               -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 1.114    1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .034     .018
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                .151     .096
--------------------------------------------------------------------------------
Total from investment operations                                  .185     .114
--------------------------------------------------------------------------------
Less distribution from net investment income                      .010
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.289    1.114
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    16.77%   11.37
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .83%     .78
--------------------------------------------------------------------------------
Net investment income                                             2.77%    2.69
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                           .83%    1.01
--------------------------------------------------------------------------------
Net investment income                                             2.77%    2.46
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $22,553    5,727
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                67%      76
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions   $ .0501    .0455
--------------------------------------------------------------------------------

NOTE TO HORIZON 10+ PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.

HORIZON 5 PORTFOLIO

                                                                 Year ended
                                                                December 31,
                                                              -----------------
                                                               1997     1996(a)
                                                              -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $ 1.096    1.000
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .043     .023
-------------------------------------------------------------------------------
  Net realized and unrealized gain                               .095     .073
-------------------------------------------------------------------------------
Total from investment operations                                 .138     .096
-------------------------------------------------------------------------------
Less distribution from net investment income                     .010
-------------------------------------------------------------------------------
Net asset value, end of period                                $ 1.224    1.096
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   12.70%    9.59
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                          .97%     .83
-------------------------------------------------------------------------------
Net investment income                                            3.63%    3.60
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                          .97%    1.01
-------------------------------------------------------------------------------
Net investment income                                            3.63%    3.42
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $14,258    2,534
-------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                               89%      13
-------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions  $ .0525    .0490
-------------------------------------------------------------------------------

NOTE TO HORIZON 5 PORTFOLIO:

(a) For the period from May 1, 1996 (inception) through December 31, 1996.

BLUE CHIP PORTFOLIO

                                                              1997(a)
                                                              -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $ 1.000
---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .017
---------------------------------------------------------------------
  Net realized and unrealized gain (loss)                        .098
---------------------------------------------------------------------
Total from investment operations                                 .115
---------------------------------------------------------------------
Net asset value, end of period                                $ 1.115
---------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   11.54%
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          .95%
---------------------------------------------------------------------
Net investment income                                            2.07%
---------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $18,421
---------------------------------------------------------------------
Portfolio turnover rate (annualized)                               78%
---------------------------------------------------------------------
Average commission rate paid per share on stock transactions  $ .0597
---------------------------------------------------------------------

NOTE TO BLUE CHIP PORTFOLIO:

(a) For the period from May 1, 1997 (inception) through December 31, 1997.

GLOBAL INCOME PORTFOLIO

                                                              1997(a)
                                                              -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $1.000
---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .036
---------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      (.007)
---------------------------------------------------------------------
Total from investment operations                                .029
---------------------------------------------------------------------
Net asset value, end of period                                $1.029
---------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   2.87%
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                        1.10%
---------------------------------------------------------------------
Net investment income                                           5.36%
---------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $2,145
---------------------------------------------------------------------
Portfolio turnover rate (annualized)                             290%
---------------------------------------------------------------------

NOTE FOR GLOBAL INCOME PORTFOLIO:

(a) For the period from May 1, 1997 (inception) through December 31, 1997.

NOTE TO ALL PORTFOLIOS:

Financial Highlights reflect data at the Portfolio level and exclude contract specific charges which would reduce total return.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Fund has adopted for each Portfolio, other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios certain fundamental investment restrictions which, together with the investment objective and policies, cannot be changed with respect to a Portfolio without approval by holders of a majority of the outstanding voting shares as defined in the Investment Company Act of 1940 ("1940 Act"). The Fund has also adopted certain fundamental investment restrictions for the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolio which, together with the investment objective, cannot be changed with respect to a Portfolio without approval by holders of a majority of the voting shares as defined in the 1940 Act. See "Investment Restrictions" in the Statement of Additional Information.

Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. There are market risks in any investment and therefore there can be no assurance that the objective of any Portfolio will be achieved. The actual return of a holder of a variable life or variable annuity contract will be affected by charges imposed by the separate accounts of Participating Insurance Companies.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in twelve months or less:

     1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

     2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

     3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

     4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes of comparable quality, such as are issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of the ratings.

     5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Investment Techniques--Repurchase Agreements."

In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7 of the 1940 Act. See "Net Asset Value."

To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Money Market Portfolio will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.

The Money Market Portfolio seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7 of the 1940 Act. See "Net Asset Value." While the Portfolio will make every effort to maintain a fixed net asset value at $1.00 per share, there can be no assurance that this objective will be achieved.

The Money Market Portfolio may invest in instruments that bear rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission ("SEC") rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the instrument.

TOTAL RETURN PORTFOLIO. The Total Return Portfolio seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks. The Portfolio's investments will normally consist of domestic and foreign fixed income and equity securities. Fixed income securities will include bonds, money market instruments (including repurchase agreements) and other debt securities (such as U.S. and foreign government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The Portfolio may invest in fixed income securities that are in the lower rating categories and those that are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" and "Special Risk Factors--High Yield (High Risk) Bonds" below. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks; however, the Portfolio may also make private placement investments (which are normally restricted securities). For a further description of equity securities, see "Growth Portfolio" below. The percentage of assets invested in specific categories of fixed-income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal or monetary policies.

The Portfolio does not make investments for short-term profits nor does it have a separate portfolio turnover policy for equity and fixed income segments of its portfolio. The Portfolio is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

HIGH YIELD PORTFOLIO. The High Yield Portfolio seeks to provide a high level of current income by investing in fixed income securities. Fixed income obligations include corporate debt securities, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, assignments or participations in loans, preferred stock, and cash and cash equivalents, including repurchase agreements.

The fixed income securities purchased by the Portfolio may include those in the lower rating categories of the established rating services and those that are non-rated (sometimes called "junk bonds"). Investments in such securities entail relatively greater risk of loss of income or principal than investments in higher rated securities; market prices may fluctuate more than market prices of higher rated securities. See "Special Risk Factors--High Yield (High Risk) Bonds" below for a discussion of such risks. These fixed income securities (debt and preferred stock issues, including convertibles) normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of Moody's and S&P ratings.

The average maturity and the mix of investments of the Portfolio will vary as the investment manager seeks to provide a high level of income considering the available alternatives in the market. See "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus. Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates which may prevail in the future. Since the value of securities in the Portfolio fluctuates depending upon market factors and inversely with current interest rate levels, the net asset value of its shares will fluctuate. The investment manager will adjust the investments of the Portfolio as considered advisable in view of prevailing or anticipated market conditions. Accordingly, certain portfolio securities may be purchased or sold in anticipation of a rise or a decline in interest rates.

The Portfolio does not make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GROWTH PORTFOLIO. The Growth Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation. Current income will not be a significant factor. The Portfolio's investments normally will consist of equity securities and securities convertible into or exchangeable for equity securities; however, it may also make private placement investments (which are normally restricted securities).

As a non-fundamental investment policy, the Growth Portfolio will invest at least 65% of its total assets in equity securities under normal circumstances. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants, options and rights exercisable for equity securities. The common stocks or the other securities selected will be those which, in the investment manager's judgment, have significant appreciation possibilities. Investment opportunities will often be sought among securities of small, less well-known companies; but securities of large, well-known companies will also be purchased, particularly when the investment manager considers such securities to be priced favorably in comparison with securities of smaller companies. See "Growth and Value Stocks" below.

In seeking to obtain capital appreciation, the Portfolio may trade in securities for the short term. To this extent, the Portfolio will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities. However, the Portfolio will emphasize fundamental research in attempting to identify under-valued situations that it hopes will appreciate over the longer term. The Portfolio's investment policy may involve a somewhat greater risk than is inherent in the ordinary investment security.

For defensive purposes, the Portfolio may temporarily hold a significant portion of its assets in cash or defensive type securities, such as liquid high grade debt securities, high quality money market instruments and repurchase agreements.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities. The Portfolio will also invest in fixed-income securities other than U.S. Government securities, and will engage in options and financial futures transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques." The Portfolio's current return is sought from interest income and net short-term gains on securities and options and futures transactions.

Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities. There are two broad categories of U.S. Government securities: (a) direct obligations of the U.S. Treasury and (b) obligations issued or guaranteed by agencies and instrumentalities of the United States. Some obligations issued or guaranteed by agencies or instrumentalities are backed by the full faith and credit of the United States (such as Government National Mortgage Association "GNMA" Certificates) and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds). GNMA Certificates are debt securities which represent an interest in one or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. U.S. Government securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Investment Policies and Techniques" in the Statement of Additional Information for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Investment Techniques").

U.S. Government securities of the type in which the Portfolio may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the securities in the Portfolio, however, does not guarantee the market value of the shares of the Portfolio. There are market risks inherent in all investments in securities and the value of an investment in the Portfolio will fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Portfolio's investments will tend to decline and, as interest rates fall, the value of the Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain mortgage-backed securities, such as GNMA certificates. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

The Portfolio will seek to enhance income through limited investment (up to 35% of total assets) in fixed income securities other than U.S. Government securities. Such other fixed-income securities include: (a) corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB); (b) commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2); (c) bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion; and (d) repurchase agreements with respect to any of the foregoing; provided, however, the Portfolio may invest up to 10% of its total assets in fixed income securities without regard to the foregoing limitations, including securities that are rated below Baa by Moody's and BBB by S&P or are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" above and "Special Risk Factors--High Yield (High Risk) Bonds" below.

The Portfolio may also invest in collateralized obligations which, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. See "Investment Techniques."

During temporary defensive periods when the Fund's investment manager deems it appropriate, the Portfolio may invest all or a portion of its assets in cash or short-term high quality money market instruments, including short-term U.S. Government securities and repurchase agreements with respect to such securities. The yields on these securities tend to be lower than the yields on other securities to be purchased by the Portfolio.

INTERNATIONAL PORTFOLIO. The International Portfolio seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There is no limitation on the percentage or amount of the Portfolio's assets that may be invested for growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. While the Portfolio invests principally in equity securities of non-U.S. issuers, it may also invest in convertible and debt securities and foreign currencies. The Portfolio invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Portfolio's total assets will be invested in non-U.S. issuers. In determining whether the Portfolio will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market. See "Growth and Value Stocks" below. Also see "Special Risk Factors--Foreign Securities."

In pursuing its objective, the Portfolio invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. However, there is no requirement that the Portfolio invest exclusively in common stocks or other equity securities. The Portfolio may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds that of equity securities, the Portfolio may substantially increase its holdings of such debt securities. The Portfolio may establish and maintain reserves for defensive purposes or to enable it to take advantage of future buying opportunities. The Portfolio's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Portfolio makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the portfolio. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country that in the view of the investment manager poses no unique investment risk. The Portfolio may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Under exceptional economic or market conditions abroad, the Portfolio may, for defensive purposes, invest all or a major portion of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. The Portfolio may also invest its reserves in domestic short-term money market instruments as described above.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers such factors as: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. Currently, more than 60% of the market capitalization of equity securities are represented by securities in currencies other than the U.S. Dollar.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts. The Portfolio may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon to protect against uncertainty in the level of future foreign exchange rates. See "Investment Techniques" below.

Generally, the Portfolio will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than that of portfolios investing in domestic securities since the costs of operation are higher.

SMALL CAP GROWTH PORTFOLIO. The Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The Portfolio is designed primarily for investors with substantial resources and the investment experience to consider their shares as a long-term investment involving financial risk commensurate with potential substantial gains. Since many of the securities in the Portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved. There is no assurance that the Portfolio's objective will be achieved and its returns and net asset value will fluctuate.

The Small Cap Growth Portfolio seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population. Currently, the investment manager believes that such investment opportunities may be found among the following:
(a) companies engaged in high technology fields such as electronics, medical technology and computer software and specialty retailing; (b) companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation; (c) companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, and marketing and finance; and (d) companies having innovative concepts or ideas.

As a non-fundamental investment policy, at least 65% of the Small Cap Growth Portfolio's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment, many of which would be in the early stages of their life cycle. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. See "Special Risk Factors--Small Cap Securities" below for a discussion of the risks associated with an investment in securities of companies with small market capitalizations. See "Growth and Value Stocks" below.

The Small Cap Growth Portfolio's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio may also invest to a limited degree in preferred stocks and debt securities when they are believed by the investment manager to offer opportunities for capital growth. The Portfolio may also write and purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. When a defensive position is deemed advisable, the Portfolio may, without limit, invest in high grade debt securities and securities of the U.S. Government and its agencies or instrumentalities or retain cash or cash equivalents, including repurchase agreements.

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The Small Cap Growth Portfolio does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure. Generally, the Portfolio will make long-term rather than short-term investments. Nevertheless, it may dispose of such investments at any time it may be deemed advisable because of a subsequent change in the circumstances of a particular company or industry or in general market or economic conditions. The rate of portfolio turnover is not a limiting factor when changes in investment are deemed appropriate. In addition, market conditions, cash requirements for redemption and repurchase of Portfolio shares or other factors could affect the portfolio turnover rate.

INVESTMENT GRADE BOND PORTFOLIO. The Investment Grade Bond Portfolio seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities. Under normal market conditions, as a non-fundamental policy, at least 65% of the Portfolio's assets will be invested in the following categories: (a) corporate debt securities that are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or any other nationally recognized statistical rating organization; (b) obligations of, or guaranteed by, the United States, its agencies or instrumentalities; (c) obligations (payable in U.S. Dollars) of, or guaranteed by, the government of Canada or any instrumentality or political subdivision thereof; (d) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (e) bank certificates of deposit or bankers' acceptances issued by domestic or Canadian chartered banks having total deposits in excess of $1 billion; and (f) cash and cash equivalents. The Portfolio may also invest up to 10% of its assets in preferred stock.

There are market and investment risks with any security and the value of an investment in the Portfolio may fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The Portfolio may invest up to 35% of its total assets in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated. For a discussion of lower rated and non-rated securities, commonly referred to as "junk bonds," and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix--Ratings of Investments" in the Statement of Additional Information.

The Portfolio may purchase and sell options, engage in financial futures transactions and purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques" below. The Portfolio may also invest in foreign securities and engage in related foreign currency transactions. See "Special Risk Factors--Foreign Securities" below.

CONTRARIAN PORTFOLIO. The Contrarian Portfolio's investment objective is to achieve a high rate of total return. It will invest principally in a diversified portfolio consisting primarily of common stocks believed by the investment manager to be undervalued. See "Growth and Value Stocks" below.

The Portfolio will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which, in the opinion of the investment manager, have intrinsic value. The Portfolio may also invest in preferred stocks, convertible securities and warrants. It is anticipated that most stocks purchased will be listed on the New York Stock Exchange, but the Portfolio may also purchase securities listed on other securities exchanges and in the over-the-counter market. The Portfolio generally will invest in common stocks that pay relatively high dividends, i.e., comparable to the dividend yield of S&P's 500 Composite Stock Index. In order to enhance its investment return, the Portfolio may sell options on securities it holds ("covered call options"), and sell put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options.

While most investments will be in dividend paying stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, or both, and when the investment manager believes that it would be advantageous to write options on such stocks. The Portfolio will be managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of its common stock holdings, options transactions and by acquiring and selling stock index futures and options thereon and, to a lesser extent, through dividend and interest income, all of which, in the investment manager's judgment, are elements of "total return."

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

SMALL CAP VALUE PORTFOLIO. The Small Cap Value Portfolio's investment objective is to seek long-term capital appreciation. It will invest principally in a diversified portfolio of equity securities of small companies with market capitalizations ranging from $100 million to $1 billion that the investment manager believes to be undervalued. See "Growth and Value Stocks" below. The Portfolio may also invest in preferred stocks, convertible securities and warrants. Under normal market conditions, at least 65% of the total assets of the Portfolio will be invested in securities of companies whose market capitalizations are less than $1 billion. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. For a discussion of the risks associated with an investment in securities of companies with small market capitalizations, see "Special Risk Factors--Small Cap Securities" below.

The Portfolio will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the investment manager, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Portfolio may sell covered call options on securities it holds and put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options. The Portfolio may also engage in financial futures transactions. See "Investment Techniques" below.

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

VALUE+GROWTH PORTFOLIO. The Value+Growth Portfolio seeks growth of capital through professional management of a portfolio of growth and value stocks. These stocks include stocks of large established companies, as well as stocks of small companies. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. See "Growth and Value Stocks" below.

Although it is anticipated that the Portfolio will invest primarily in common stocks of domestic companies, the Portfolio may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights). The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. From time to time, all or a significant portion of the Portfolio's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

HORIZON PORTFOLIOS. The Horizon 20+, Horizon 10+ and Horizon 5 Portfolios (the "Horizon Portfolios") are designed for investors with different investment horizons. Investors are encouraged to choose the appropriate

Horizon Portfolio based upon their evaluation of their individual circumstances, including the anticipated timing of major investment goals, such as sending a child or grandchild to college, retirement or purchasing a home, as well as their individual risk tolerance and investment objective. As investors' horizons change, or as their investment goals change, they are encouraged to re-evaluate their Horizon Portfolio choices to determine whether they should move all or a portion of their investment to a different Horizon Portfolio with a more appropriate objective and asset mix. The investment horizon of each Horizon Portfolio should not be the sole factor in considering a Horizon Portfolio. Investors should also review the investment objectives and policies of each Horizon Portfolio.

Through professional management and diversification, each Horizon Portfolio seeks to control risk for its given time horizon. Each Horizon Portfolio's investment objectives, investment horizon, and investment policies are described below.

HORIZON 20+ PORTFOLIO. The Horizon 20+ Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective. Under normal conditions, the Horizon 20+ Portfolio expects to maintain an asset allocation of approximately 80% equity securities and 20% fixed income securities.

HORIZON 10+ PORTFOLIO. The Horizon 10+ Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk. Under normal conditions, the Horizon 10+ Portfolio expects to maintain an asset allocation of approximately 60% equity securities and 40% fixed income securities.

HORIZON 5 PORTFOLIO. The Horizon 5 Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective. Under normal conditions, the Horizon 5 Portfolio expects to maintain an asset allocation of approximately 40% equity securities and 60% fixed income securities.

                                                            HORIZON 20+          HORIZON 10+           HORIZON 5
                                                         TARGET ALLOCATION    TARGET ALLOCATION    TARGET ALLOCATION
                                                         -----------------    -----------------    -----------------
Equities.............................................           80%                  60%                  40%
Fixed Income.........................................           20%                  40%                  60%

Although each Horizon Portfolio has a target asset allocation of equity and fixed income securities, the investment manager may adjust each Horizon Portfolio's asset mix somewhat based upon cash flow, market conditions and an evaluation of the anticipated returns and risk for various asset classes. For example, if equities are considered to have greater appreciation potential relative to fixed income securities during a given period, a Horizon Portfolio's percentage weighting of equities may be increased. Allocating assets permits the investment manager to seek optimum performance for each Horizon Portfolio consistent with its investment objective and investment horizon. Allocation decisions are normally based upon long-term considerations and it is expected that, over the long-term, the target allocation percentages will be closely approximated.

When the investment manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, each Horizon Portfolio may invest without limitation in high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high quality money market instruments, including repurchase agreements, or retain cash or cash equivalents. Each Horizon Portfolio may also purchase and write options, engage in financial futures transactions, engage in foreign currency transactions, lend its portfolio securities and engage in delayed delivery transactions.

The Horizon Portfolios do not generally make investments for short-term profits, nor do they have separate portfolio turnover policies for the equity and fixed income asset classes. The Horizon Portfolios are not restricted in policy with regard to portfolio turnover and will make changes in their investments from time to time as business and economic conditions or market prices may dictate and as their investment objectives and policies may require.

EQUITIES. Each Horizon Portfolio's investment in equity securities will be comprised primarily of common stocks of U.S. and foreign (or "international") companies, but may also include preferred stocks, securities convertible into and exchangeable for common or preferred stocks (including other preferred stocks, warrants and rights, but not including convertible debt securities), equity investments in partnerships, joint ventures and other forms of noncorporate investments and warrants and rights exercisable for equity securities. Investments will primarily include stocks of large, established companies, but may also include stocks of smaller companies. Each Horizon Portfolio's equity securities will be divided between U.S. and international as described below. The U.S. equity portion of each Horizon Portfolio is divided further into two parts, one invested in growth stocks and one invested in value stocks. As with the overall asset allocation, the investment manager may, from time to time, adjust the equity asset class of each Horizon Portfolio. It is expected, however, that adjustments to the mix of the equity asset class will be more dynamic than adjustments to the overall mix.

U.S./INTERNATIONAL. The target mix between U.S. equities and international equities seeks the optimum balance of risk reduction and return enhancement available from international investing. This allows investors in each Horizon Portfolio the opportunity to invest a portion of their assets in a diversified portfolio of foreign securities. Under normal conditions, each Horizon Portfolio's equity securities will consist of approximately 70% U.S. and 30% international. In the case of the international equity exposure, allocations may range from 20% to 40%, although the investment manager may decrease a Horizon Portfolio's exposure to zero if investments in foreign securities appear to be relatively unattractive in the judgment of the investment manager because of current or anticipated adverse political or economic conditions.

Foreign securities can be attractive because they increase diversification, as compared to a portfolio comprised solely of U.S. securities. In addition, many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International diversification allows an investor to achieve greater portfolio diversification and to take advantage of changes in foreign economies and market conditions. Although international investing entails special risks, the mixture of U.S. and international stocks is designed to reduce risk, while also increasing potential return, relative to investing in U.S. or international stocks alone. There is no assurance, however, that any specific allocation will reduce risk or increase returns. See "Special Risk Factors--Foreign Securities" below.

U.S. GROWTH/U.S. VALUE. The allocation between U.S. growth stocks and U.S. value stocks seeks to reduce the risk, over a full market cycle, of holding growth stocks or value stocks alone. See "Growth and Value Stocks" below.

FIXED INCOME. The fixed income portion of each Horizon Portfolio may be invested in a broad variety of fixed income securities including, without limitation: (a) obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; (b) bonds, debentures, convertible debt instruments, assignments or participation in loans, notes, commercial paper, and other debt securities of corporations, trusts and other entities; (c) certificates of deposit, bankers' acceptances and time deposits and (d) cash and cash equivalents, including repurchase agreements. The fixed income portion of each Horizon Portfolio will be comprised of U.S. Dollar denominated instruments.

Each Horizon Portfolio attempts to limit its exposure to credit risk by imposing limits on the quality of specific securities in its Portfolio and by maintaining a relatively high average weighted credit quality. Credit quality refers to a fixed income security issuer's expected ability to make all required interest and principal payments in a timely manner. Higher rated fixed income securities generally represent less risk than lower or non-rated securities. Ratings published by nationally recognized rating agencies such as S&P and Moody's are widely accepted measures of credit risk. The fixed income portion of each Horizon Portfolio will be invested in securities that are rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch

Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization ("NRSRO") as designated by the Securities and Exchange Commission, or will be of comparable quality as determined by the investment manager, provided that up to 10% of the fixed income portion of each Horizon Portfolio may be invested in securities that are lower rated ("junk bonds"). The top four ratings currently assigned by these organizations are as follows: Moody's (Aaa, Aa, A or Baa), S&P (AAA, AA, A or BBB), Fitch (AAA, AA, A or BBB) and Duff (AAA, AA, A or BBB). In addition, under normal conditions, each Horizon Portfolio expects to maintain a relatively high average dollar-weighted credit quality (i.e., within the top two rating categories of an NRSRO or comparable as determined by the investment manager). Average dollar-weighted credit quality is calculated by averaging the ratings of each fixed income security held by a Horizon Portfolio with each rating "weighted" according to the percentage of assets that it represents. Average dollar-weighted credit quality is not a precise measure of the credit risk presented by a Horizon Portfolio of fixed income securities. For instance, a combination of securities that are rated AAA and securities that are rated BB that together result in an average weighted credit quality of AA may present more risk than a group of just AA rated securities.

After a Horizon Portfolio purchases a security, its quality level may fall below that at which it was purchased (i.e., downgraded). In such instance, the Horizon Portfolio would not be required to sell the security, but the investment manager will consider such an event in determining whether the Horizon Portfolio should continue to hold the security. The ratings of NRSROs represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings, and other opinions as to quality, are relative and subjective and are not absolute standards of quality. For a discussion of lower rated and non-rated securities and related risks, see "Special Risk Factors -- High Yield (High Risk) Bonds" below.

Each Horizon Portfolio attempts to limit its exposure to interest rate risk by maintaining a relatively short duration. Interest rate risk is the risk that the value of the fixed income securities may rise or fall as interest rates change. Under normal conditions, the target duration of the fixed-income portion of each Horizon Portfolio is approximately 2.5 years, although it may range from 1.5 to
3.5 years depending upon market conditions. "Duration," and the more traditional "average dollar-weighted maturity," are measures of how a fixed income portfolio tend to react to interest rate changes. Each fixed income security held by a Horizon Portfolio has a stated maturity. The stated maturity is the date when the issuer must repay the entire principal amount to an investor. A security's term to maturity is the time remaining to maturity. A security will be treated as having a maturity earlier than its stated maturity date if the security has technical features (such as puts or demand features) or a variable rate of interest that, in the judgment of the investment manager, will result in the security being valued in the market as though it has the earlier maturity. Average dollar-weighted maturity is calculated by averaging the terms to maturity of each fixed income security held by each Horizon Portfolio with each maturity "weighted" according to the percentage of assets that it represents. Unlike average dollar-weighted maturity, duration reflects both principal and interest payments and is designed to measure more accurately a portfolio's sensitivity to incremental changes in interest rates than does average weighted maturity. By way of example, if the duration of a Horizon Portfolio's fixed income securities were two years, and interest rates decreased by 100 basis points ( a basis point is one-hundredth of one percent), the market price of that portfolio of fixed income securities would be expected to increase by approximately 2%.

BLUE CHIP PORTFOLIO. The Blue Chip Portfolio seeks growth of capital and of income. In seeking to achieve its objective, the Portfolio will invest primarily in common stocks of well capitalized, established companies that the Portfolio's investment manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

In pursuing its objective, the Portfolio will emphasize investments in common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. "Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The Portfolio will generally attempt to avoid speculative securities or those with significant speculative characteristics.

Examples of "Blue Chip" companies currently eligible for investment by the Portfolio include, but are not limited to, companies such as Pfizer Inc., Merck & Co., Inc., Hewlett-Packard Company, AT&T Company, General Reinsurance, J.P. Morgan & Co., Union Pacific Corporation and PepsiCo, Inc. While the Portfolio's holdings will not be limited to the examples noted and need not contain any specific security, companies of this general quality comprise a relatively small, select group. In general, the Portfolio will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, the Portfolio in seeking its objective will endeavor to select its investments from among high quality companies operating in the more attractive industries.

An indicated above, the Portfolio's investment portfolio will normally consist primarily of common stocks. The Portfolio may invest to a more limited extent in preferred stocks, debt securities and securities convertible into or exchangeable for common stocks, including warrants and rights, when they are believed to offer opportunities for growth of capital and of income. The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. The Portfolio may engage in short sales against-the-box, although it is the Portfolio's current intention that no more than 5% of its net assets will be at risk. When, as a result of market conditions affecting "Blue Chip" companies, a defensive position is deemed advisable to help preserve capital, the Portfolio may temporarily invest without limit in high-grade debt securities, securities of the U.S. Government and its agencies, and high quality money market instruments, including repurchase agreements, or retain cash.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

There are risks inherent in the investment in any security, including shares of the Portfolio. The investment manager attempts to reduce risk through diversification of the Portfolio's holdings and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The Portfolio's shares are intended for long-term investment.

GLOBAL INCOME PORTFOLIO. The objective of the Global Income Portfolio is to provide high current income consistent with prudent total return asset management. In seeking to achieve its objective, the Portfolio will invest primarily in investment grade foreign and domestic fixed income securities. In managing the Portfolio's holdings to provide a high level of current income, the investment manager will also be seeking to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. In so managing the Portfolio's holdings in an effort to reduce volatility and increase returns, the investment manager may, as is discussed more fully below, adjust the Portfolio's holdings across various global markets, maturity ranges, quality ratings and issuers based upon its view of interest rates and other market conditions prevailing throughout the world.

As a global fund, the Portfolio may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, as a fundamental policy, at least 65% of the Portfolio's assets will be invested in the securities of issuers located in at least three countries, one of which may be the

United States. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit ("ECU"). Since the Portfolio invests in foreign securities, the net asset value of the Portfolio will be affected by fluctuations in currency exchange rates. See "Special Risk Factors--Foreign Securities" below.

The Portfolio may seek to capitalize on investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Currently, more than 50% of the value of the world's debt securities is represented by securities denominated in currencies other than the U.S. Dollar. Over the past ten years, debt securities offered by certain foreign governments provided higher investment returns than U.S. Government debt securities. Such returns reflect interest rates prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time. The investment manager believes that investment in a global portfolio can provide investors with more opportunities for attractive returns than investment in a portfolio comprised exclusively of U.S. debt securities. Also, the flexibility to invest in fixed income markets around the world can reduce risk since, as noted above, different world markets have often performed, at a given time, in radically different ways.

The Portfolio will allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its objective based upon relative interest rates among currencies, the outlook for changes in these interest rates, and anticipated changes in worldwide exchange rates. In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

It is currently anticipated that the Portfolio's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units such as the ECU. The Portfolio may also acquire securities and currency in less developed countries and in developing countries.

The Portfolio may invest in debt securities of supranational entities denominated in any currency. A supranational entity is an entity designated or supported by the national governments of two or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. The Portfolio may, in addition, invest in debt securities denominated in the ECU of an issuer in any country (including supranational issuers). The Portfolio is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction that are not backed by its full faith and credit and general taxing powers.

The Portfolio is authorized to invest in the securities of any foreign or domestic issuer. Investments by the Portfolio in fixed income securities may include obligations issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities; obligations issued or guaranteed by supranational entities; debt obligations of foreign and domestic corporations, banks and other business organizations; and other foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents and repurchase agreements. Under normal market conditions, the Portfolio, as a fundamental policy, will invest at least 65%, and may invest up to 100%, of its total assets in fixed income securities. Some of the Portfolio's fixed income securities may be convertible into common stock or be traded together with warrants for the purchase of common stock, and the Portfolio may convert such securities into equities and hold them as equity upon conversion. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

The securities in which the Portfolio may invest will be "investment grade" securities. Investment grade securities are those rated at the time of purchase within the four highest grades assigned by Moody's, S&P or IBCA Limited (including its affiliate IBCA, Inc.) ("IBCA"); or that are unrated but are of comparable quality in the opinion of the investment manager. Like higher rated securities, securities rated in the fourth grade are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix -- Ratings of Investments." Most foreign fixed income securities are unrated. The characteristics of the securities held by the Portfolio, such as the maturity and type of issuer, will affect yields and yield differentials, which vary over time.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, or when relative yields in other securities are not deemed attractive, part or all of the Portfolio's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Portfolio's assets may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. Accordingly, the Portfolio may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts, may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon and may engage in delayed delivery transactions. See "Investment Techniques" below.

HIGH RETURN EQUITY PORTFOLIO. The High Return Equity Portfolio's investment objective is to achieve a high rate of total return. The Portfolio will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which, in the opinion of the investment manager, have intrinsic value. The Portfolio generally will invest in common stocks that pay relatively high dividends, i.e., comparable to the dividend yield of Standard & Poor's 500 Composite Stock Index. In order to enhance its investment return, the Portfolio may sell covered call options, and sell put options on securities it may acquire. The Portfolio will earn premium income on the sale of these options.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities. Equity securities include common stock, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investments and warrants and rights exercisable for equity securities and equity equivalents.

While most investments will be in dividend paying stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, and when the investment manager believes that it would be advantageous to write options on such stocks. The Portfolio will be managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of its common stock holdings, options transactions and by acquiring and selling stock index futures and options thereon and, to a lesser extent, through dividend and interest income, all of which, in the investment manager's judgment, are elements of "total return."

Although the Portfolio will not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors. The investment manager considers a market sector to be comprised of a group of industries. If the Portfolio concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not concentrated its assets in that sector.

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during temporary defensive periods when the investment manager deems it appropriate, the Portfolio may invest up to 100% of its assets in cash or defensive-type securities, such as high-grade debt securities (those rated BBB or above by S&P, or Baa or above by Moody's), securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest bearing securities will be for temporary defensive purposes only. It is impossible to predict for how long such alternative strategies may be utilized.

FINANCIAL SERVICES PORTFOLIO. The Financial Services Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the investment manager to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting a company.


The Portfolio will concentrate its investments in securities of financial services companies, including commercial banks, insurance companies, thrifts, consumer finance companies, commercial finance companies, leasing companies, securities brokerage firms, asset management firms, and government-sponsored financial enterprises. The Portfolio will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the investment manager, have intrinsic value. The Portfolio may, however, from time to time, invest in stocks that pay no dividends. It is anticipated that most stocks purchased will be listed on the New York Stock Exchange, but the Portfolio may also purchase securities listed on other securities exchanges and in the over-the-counter market.


In the opinion of the Portfolio's investment manager, the Portfolio offers investors the opportunity to participate in the substantial long-term appreciation potential of companies in the financial services sector. Concentration by the Portfolio in investments in the financial services industry creates greater risk than investment across various industries since the financial, economic and business developments affecting issuers in such industry may have a greater effect on the Portfolio than if it had not concentrated its assets in the financial services industry. In addition, an investment in the Portfolio may involve significantly greater risks and greater volatility than a diversified equity mutual fund that is invested in issuers in various industries. The Portfolio is subject to the risk that a particular group of related stocks will decline in price due to industry-specific developments. As a result, the Portfolio should only be considered a long-term investment and part of a well-diversified portfolio.

Under normal circumstances, the Portfolio will invest at least 65% of its assets in equity securities of companies in the financial services industry. For purposes of the foregoing, a company will be considered within the financial services industry if at least 50% of its assets, revenues or net income are related to or derived from the financial services industry. The Portfolio will invest primarily in equity securities of U.S. companies, but may invest up to 30% of its assets in foreign companies and in U.S. Dollar-denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States. While the Portfolio invests predominantly in common stocks, the Portfolio may purchase other types of equity securities, including preferred stock, convertible or non-convertible securities, equity investments in partnerships, joint ventures and other forms of non-corporate investment and rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Portfolio may invest up to 35% of its assets in corporate debt securities, including up to 5% of its assets in securities rated below investment-grade, I.E., rated below BBB by S&P and below Baa by

Moody's, or if unrated determined to be of equivalent quality by the Portfolio's investment manager, or in U.S. Treasury securities, agency and instrumentality obligations and zero coupon securities. With respect to the Portfolio's investments in securities rated below investment grade, there is no minimum quality restriction applicable to such investments. In addition, the Portfolio may enter into repurchase agreements, loan portfolio securities, purchase securities on a when-issued basis and, further, may engage in strategic transactions to attempt to increase stock market participation or for hedging purposes, to enhance liquidity and manage transaction costs.


While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during temporary defensive periods when the investment manager deems it appropriate, the Portfolio may invest up to 100% of its assets in cash or defensive-type securities, such as high-grade debt securities (those rated BBB or above by S&P, or Baa or above by Moody's), securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest bearing securities will be for temporary defensive purposes only. It is impossible to predict for how long such alternative strategies may be utilized.

GLOBAL BLUE CHIP PORTFOLIO. Global Blue Chip Portfolio seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests in equity securities of companies which are incorporated in the U.S. and in foreign countries. The Portfolio will invest primarily in developed markets, with a maximum of 15% of the Portfolio's total assets invested in emerging markets. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.


In pursuing its objective, the Portfolio will emphasize investments in common stocks of large, well known companies. Companies of this general type are often referred to as "Blue Chip" companies. While specific investment and financial criteria may vary from market to market, Blue Chip companies around the world are generally identified by the investment manager as having substantial capitalization, established financial history, ready access to credit, good industry position and superior management structure. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. stock market capitalization. Global Blue Chip companies are believed to generally exhibit less investment risk and less price volatility, on average, than companies lacking these characteristics, such as smaller, less-seasoned companies. In addition, the large market of publicly held shares for such companies and the generally higher trading volume in those shares generally result in a relatively high degree of liquidity for such investments. Under normal market conditions, the Portfolio will, as a non-fundamental policy, invest at least 65% of its total assets in Global Blue Chip companies.


The Portfolio invests in companies that the investment manager believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. The Portfolio's global framework allows it to take advantage of investment opportunities wherever they arise, without being constrained by location of a company's headquarters or the trading market for its shares.

It is expected that investments will be spread broadly around the world with an emphasis on developed economies and capital markets. The Portfolio will usually be invested in securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Portfolio's holdings. It is expected that investments will include securities of companies of varying sizes, as measured by assets, sales, income or market capitalization.

The Portfolio generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the investment manager believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or those of equivalent quality as determined by the investment manager. The Portfolio may not invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the investment manager to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). (See "Special Risk Factors"). With respect to the Portfolio's investments in securities rated below investment grade, there is no minimum quality restriction applicable to such investments.


The Portfolio may invest in zero coupon securities. In addition, fixed-income securities may be held without limit for temporary defensive purposes when the investment manager believes market conditions so warrant and for temporary investment. It is impossible to accurately predict how long such alternative strategies may be utilized. Similarly, the Portfolio may invest in cash equivalents (including domestic and foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes and for liquidity. The Portfolio may invest in closed-end investment companies holding foreign securities, as well as shares of closed-end investment companies that invest primarily in emerging market debt securities. In addition, the Portfolio may engage in strategic transactions, which may include derivatives. (See "Special Risk Factors").

INTERNATIONAL GROWTH AND INCOME PORTFOLIO. International Growth and Income Portfolio seeks long-term growth of capital and current income primarily from foreign equity securities. The Portfolio invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Portfolio can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Portfolio does not invest in emerging markets, but instead focuses its investments on the developed foreign countries included in the Morgan Stanley Capital International World ex-US Index (the "MSCI").

The Portfolio's income-oriented strategy, which can help cushion returns in volatile periods, and its concentration in developed markets, may make it appropriate for investors seeking lower share price volatility than many other international equity funds.

While the Portfolio offers the potential for price appreciation and dividend income, it also involves various types of risk. The Portfolio's net asset value can fluctuate with changes in world securities market levels, political developments, movements in currencies, investment flows and other factors. (See "Special Risk Factors").

In pursuing its dual objective, at least 80% of the Portfolio's net assets will normally be invested in the equity securities of established non-U.S. companies. The Portfolio generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Portfolio's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

The Portfolio intends to diversify investments among several developed foreign markets and normally to invest in securities of issuers located in at least three different countries. The Portfolio will invest predominantly in securities of issuers in the developed foreign countries included in the MSCI.

Under normal conditions, the Portfolio may also invest up to 20% of its net assets in debt securities convertible into common stock and fixed-income securities of governments, governmental agencies, supranational agencies and private issuers when the investment manager believes the potential for appreciation and income will equal or exceed that available from investments in equity securities. These securities will predominantly be "investment grade" securities, which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A or BBB by S&P or if unrated, judged by the investment manager to be of equivalent quality. The Portfolio may also invest up to 5% of its total assets in debt securities which are rated below-investment grade. (See "Special Risk Factors").

The Portfolio may also hold up to 20% of its net assets in U.S. and foreign income securities for temporary defensive purposes when the investment manager believes market conditions so warrant. Similarly, the Portfolio may invest up to 20% of its net assets in cash equivalents including domestic and foreign money market instruments, short-term government and corporate obligations and repurchase agreements under normal circumstances and without limit for temporary defensive purposes and to maintain liquidity. It is impossible to accurately predict for how long such alternative strategies may be utilized. In addition, the Portfolio may engage in strategic transactions, which may include derivatives. (See "Special Risk Factors").

The investment manager applies a disciplined, multi-part investment approach for selecting stocks for the Portfolio. The first stage of this process involves analyzing the pool of dividend-paying foreign securities, primarily from the world's more mature markets, and targeting stocks that have high relative yields compared to the average for their markets. In the investment manager's opinion, this group of higher-yielding stocks offers the potential for returns that is greater than or equal to the average market return, with price volatility that is lower than the overall market volatility. The investment manager believes that these potentially favorable risk and return characteristics exist because the higher dividends offered by these stocks act as a "cushion" when markets are volatile and because the stocks with higher yields tend to have more attractive valuations (e.g., lower price-to-earnings ratios and lower price-to-book ratios).

The second stage of portfolio construction involves a fundamental analysis of each company's financial strength, profitability, projected earnings, competitive positioning and ability of management. During this step, the investment manager's research team identifies what it believes are the most promising stocks for the Portfolio.

The third stage of the investment process involves diversifying the Portfolio among different industry sectors. The key element of this stage is evaluating how the stocks in different sectors react to economic factors such as interest rates, inflation, Gross Domestic Product and consumer spending, and then attaining a proper balance of stocks in these sectors based on the investment manager's economic forecast.

The fourth and final stage of this ongoing process is diversifying the Portfolio among different countries. The investment manager will seek to have broad country representation, favoring those countries that it believes have sound economic conditions and open markets. The Portfolio's strategy is to manage risk and create opportunity at each of its four stages in the investment process, starting with the focus on stocks with high relative yields.

GROWTH AND VALUE STOCKS. Certain Portfolios of the Fund intend to invest in growth stocks or value stocks, or a combination thereof. Equity portfolios managed by Scudder Kemper that typically invest in growth stocks include the following Portfolios: Total Return (stock portion), Growth, International, Small Cap Growth, Value+Growth (growth stock portion), Horizon (growth stock portion) and Blue Chip. Equity portfolios managed by Scudder Kemper that typically invest in value stocks include the following Portfolios: Contrarian, Small Cap Value, Value+Growth (value stock portion), Horizon (value stock portion), High Return Equity and Financial Services.

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have dividend yields higher than the average of the companies represented in the S&P 500 Stock Index. Typically, stocks of both types will have market capitalizations in excess of $1 billion, except those stocks selected for inclusion in the Small Cap Growth and Small Cap Value Portfolios, which will typically have market capitalizations ranging from approximately $100 million to $1 billion.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors considered by the investment manager in making its investments in growth stocks are patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, the investment manager seeks stocks it believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The principal factor considered in determining whether a stock is undervalued is P/E ratios.

The investment manager believes that the risk in owning stocks can be reduced by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, the investment manager considers among other things, its cash position and current ratio (current assets compared to current liabilities) and, in this regard, considers a 2:1 ratio to be favorable. The investment manager applies quantitative analysis to its research process, and begins by screening a large number of stocks. In selecting among stocks with low P/E ratios, the investment manager considers other factors such as the following about the issuer: financial strength; book-to-market value; five and ten-year earnings growth rates; five and ten-year dividend growth rates; five and ten-year return on equity; size of institutional ownership; and earnings estimates for the next 12 months.

Fundamental analysis is used on companies that initially look promising. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process.

The policies of certain Portfolios of investing in securities that may be out of favor differs from the investment approach followed by many other investment companies. Companies reporting poor earnings, whose businesses are cyclically down, whose prices have declined sharply or that are not widely followed are not typically held by most investment companies. It is the investment manager's belief, however, that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total investment return than securities whose prices appear to reflect anticipated favorable developments.

The allocation between growth and value stocks in the Value+Growth and Horizon Portfolios will be made by the investment manager's Quantitative Research Department with the help of a proprietary model that evaluates macro-economic factors such as the strength of the economy, interest rates and special factors concerning growth and value stocks. Historically, the performance of growth and value stocks has tended to be counter-cyclical, i.e., when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the Portfolio more heavily in the type of stocks that are believed to present greater total return opportunities at the time. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve investment results.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As reflected above, the High Yield Portfolio intends to invest a substantial portion of its assets in fixed income securities offering high current income. Subject to their specific investment objectives and policies as described above, the Total Return, Government Securities, Investment Grade Bond, Horizon, Financial Services, Global Blue Chip, and International Growth and Income Portfolios also may invest a portion of their assets in such securities. Such high yield (high risk) fixed income securities will ordinarily be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect a Portfolio's net asset value.

The investment philosophy of the High Yield Portfolio with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed-income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Portfolio seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Portfolio invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Portfolio will be required to distribute income accrued with respect to these securities.

Additional information concerning high yield (high risk) securities appears under "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus and under "Appendix--Ratings of Investments" in the Statement of Additional Information.

SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Blue Chip and Financial Services Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. As a non-fundamental policy, these Portfolios (other than the Financial Services Portfolio) currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. The Financial Services Portfolio may invest up to 30% of its total assets in foreign securities. The Horizon Portfolios will invest in foreign securities at a target level normally ranging from 20% to 40% of the allocation of each Portfolio to equity securities. See "Horizon Portfolios" above. These Portfolios may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs") which are bought and sold in the United States and are not subject to the preceding limitation. The Value, Small Cap Value and High Return Equity Portfolios may invest up to 20% of their assets in securities of foreign companies in the form of ADRs. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The International, Global Income, Global Blue Chip, and International Growth and Income Portfolios may invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Techniques--Options and Financial Futures Transactions--Foreign Currency Transactions." The Money Market Portfolio and Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in U.S. Dollar denominated instruments.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks, and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments which could affect investment in these countries.

EMERGING MARKETS. While a Portfolio's investments in foreign securities will principally be in developed countries, a Portfolio may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other needs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security because of settlement problems could result in losses to a Portfolio from subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, it could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Portfolio to the risk of losses resulting from the Portfolio's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading in securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Portfolio. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Portfolio will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of a foreign entity, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. Investments in securities of foreign issuers may be in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolios avoid currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. Securities of foreign issuers are also available in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), which are receipts evidencing an arrangement with a bank similar to that for ADRs and are designed for use in European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

NON-DIVERSIFIED PORTFOLIO. The Global Income Portfolio operates as a "non-diversified" portfolio so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows the Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the securities of an individual foreign government or corporate issuer. Currently, the Global Income Portfolio does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio. See "Investment Restrictions" in the Statement of Additional Information.

SPECIAL RISK FACTORS--SMALL CAP SECURITIES. As reflected above, the Small Cap Growth and Small Cap Value Portfolios intend to invest a substantial portion of their assets in equity securities of small companies, i.e., those having a market capitalization of $1 billion or less at the time of investment. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks or the market averages in general, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the value of the shares of the Small Cap Growth and Small Cap Value Portfolios may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.

ADDITIONAL INVESTMENT INFORMATION. The portfolio turnover rates for each Portfolio other than the Money Market, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios are listed under "Financial Highlights." Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Money Market Portfolio is zero. It is anticipated that, under normal circumstances, the portfolio turnover rate for the High Return Equity and Financial Services Portfolios will not exceed 100% and, for the Global Blue Chip, and International Growth and Income Portfolios, will not exceed 75%. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. See "Dividends and Taxes" in the Statement of Additional Information.

The Global Income Portfolio may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Portfolio's securities may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the Portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Portfolio's securities will normally be in the intermediate range (three to ten years).

A Portfolio will not, as a non-fundamental policy, purchase illiquid securities including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% (10% for the Money Market and High Return Equity Portfolios) of the Portfolio's net assets, valued at the time of the transactions, would be invested in such securities.

                             INVESTMENT TECHNIQUES

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio may lend securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's investment manager to be of good standing, and when the Portfolio's investment manager believes the potential earnings to justify the attendant risk. For each Portfolio except the Global Blue Chip Portfolio, the investment manager will limit such lending to not more than one-third of the value of a Portfolio's total assets. For the Global Blue Chip Portfolio, the investment manager will limit securities lending to not more than 5% of the value of the Portfolio's total assets.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. Each Portfolio except the Money Market Portfolio may deal in options on securities and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter, except that the Contrarian, Small Cap Value and High Return Equity Portfolios do not engage in over-the-counter options transactions. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may also purchase and sell, and the Value+Growth and Blue Chip Portfolios may purchase, foreign currency options.

The Government Securities Portfolio individually may write (sell) covered call options on up to 100% of net assets, may write (sell) secured put options on up to 50% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may write (sell) covered call and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The Value+Growth and Blue Chip Portfolios may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.


The Contrarian, Small Cap Value, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios are authorized to sell covered call options on all of the stocks they hold. No put option will be sold for those Portfolios, however, if as a result, a Portfolio would be obligated to purchase securities whose total value exceeds 50% of its net assets (total assets for the Global Blue Chip, and International Growth and Income Portfolios). The Global Blue Chip and International Growth and Income Portfolios may each purchase put and call options provided that the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets. The Financial Services Portfolio may purchase put and call options without limit for hedging purposes, provided that no more than 5% of its net assets may be committed for non-hedging purposes.


Each Portfolio, except the Money Market, Value+Growth and Blue Chip Portfolios may write (sell) covered call options so long as they own securities or other assets that are acceptable for escrow purposes. Also, such Portfolios may write
(sell) secured put options, which means that so long as the Portfolio is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in money market instruments.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Portfolio may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. Such options are transacted with dealers directly and not with a clearing corporation and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

A Portfolio, as part of its option transactions, also may use index options. Through the writing or purchase of index options a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Portfolio bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.

Each Portfolio except the Money Market Portfolio may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Portfolio will "cover" futures contracts sold by the Portfolio and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Portfolio as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may also engage in foreign currency financial futures transactions. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Portfolio and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of the total assets of the Portfolio. The Financial Services, Global Blue Chip, and International Growth and Income Portfolios each will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open future contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Portfolios may engage in financial futures transactions and may use index options as an attempt to hedge against currency and market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but a Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate a Portfolio's pursuit of its investment objective. Also, if a Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. A Portfolio could also experience losses if it could not close out its futures position because of an illiquid secondary market. If any of these events should occur, a Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Portfolio's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case a Portfolio would lose the premium paid therefor.

A Portfolio may engage in futures transactions only on commodities exchanges or boards of trade. A Portfolio will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Portfolio owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. As indicated under "Investment Objectives, Policies and Risk Factors--Special Risk Factors--Foreign Securities," the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Financial Services Portfolios may invest a limited portion of their assets, and the International, Global Income, Global Blue Chip, and International Growth and Income Portfolios may invest without limit, in securities denominated in foreign currencies. These Portfolios may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Portfolio measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement date resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. In this situation the International, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may, instead, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount when the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets
(a) denominated in that currency or (b), in the case of a "cross-hedge", denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Portfolios' custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios intend to commit to such forward contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Portfolio and the techniques employed by the Portfolio's investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transactions. The value of fixed yield securities to be delivered in the future will fluctuate as interest rates vary. Because a Portfolio must set aside cash or other liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Portfolio's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent a Portfolio engages in when-issued or delayed delivery transactions, it will generally do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. A Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Portfolio's holding period. The investment manager will evaluate the creditworthiness of all entities with which the Portfolio intends to engage in repurchase agreements pursuant to procedures adopted by the Board of Trustees of the Fund. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the Portfolios' limitations on illiquid securities.

REVERSE REPURCHASE AGREEMENTS. The Global Blue Chip and International Growth and Income Portfolios may each enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the investment manager believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

BORROWINGS. Each Portfolio is authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. Each Portfolio will borrow only when the investment manager believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

SECTION 4(2) PAPER. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Fund's investment manager monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

COLLATERALIZED OBLIGATIONS. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.


Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio, other than the Money Market Portfolio, may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Additional information concerning collateralized obligations is contained in the Statement of Additional Information under "Investment Policies and Techniques--Collateralized Obligations."


COMMON STOCKS. Subject to its investment objectives and policies, certain Portfolios may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Portfolio participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. An investment in common stock entails greater risk of becoming valueless than does an investment in fixed-income securities. Despite the risk of price volatility, however, common stock also offers the greatest potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.



CONVERTIBLE SECURITIES. Subject to its investment objectives and policies, certain Portfolios may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which International Growth and Income Portfolio may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.



INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by certain Portfolios, to the extent permitted under the 1940 Act and subject to a Portfolio's investment objectives and policies. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by a Portfolio in shares of other investment companies may be subject to such duplicate expenses.


                                NET ASSET VALUE


ALL PORTFOLIOS (OTHER THAN THE MONEY MARKET PORTFOLIO). The net asset value per share is determined by calculating the total value of a Portfolio's assets, deducting total liabilities, and dividing the result by the number of shares outstanding of such Portfolio. The net asset value of shares of a Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving and Christmas. Portfolio securities for which market quotations are readily available are generally valued at market value. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

MONEY MARKET PORTFOLIO. The net asset value per share of the Money Market Portfolio is determined at 11:00 a.m. and as of the earlier of 3:00 p.m. Central time or the close of the Exchange on each day the Exchange is open for trading, except that the net asset value will not be computed on a day in which no orders to purchase shares were received or no shares were tendered for redemption. The net asset value per share is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding. The net asset value per share of the Money Market Portfolio is ordinarily $1.00 calculated at amortized cost in accordance with Rule 2a-7 under the 1940 Act. While this rule provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would have received if all its investments were sold. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share for the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values will be obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or government securities published by reputable sources. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

                            PURCHASE AND REDEMPTION

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of all Portfolios are each purchased and redeemed at the net asset value of each Portfolio's shares determined that same day or, in the case of an order not resulting automatically from VLI and VA contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of the Participating Life Insurance Company.

From time to time, the Fund may temporarily suspend the offering of shares of one or more of its Portfolios. During the period of such suspension, shareholders of such Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

The Fund seeks to have its Money Market Portfolio as fully invested as possible at all times in order to achieve maximum income. Since the Money Market Portfolio will be investing in instruments which normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Money Market Portfolio receives investable funds.

No fee is charged the shareholders when they purchase or redeem Portfolio shares.

                              DIVIDENDS AND TAXES

DIVIDENDS FOR MONEY MARKET PORTFOLIO. The Money Market Portfolio's net investment income is declared as a dividend daily. Shareholders will receive dividends monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

DIVIDENDS FOR ALL PORTFOLIOS EXCEPT MONEY MARKET PORTFOLIO. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

TAXES. Under the current Internal Revenue Code ("Code"), Participating Insurance Companies are taxed as life insurance companies and the operations of their separate accounts are taxed as part of their total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the values of VLI or VA contracts. Tax consequences to VLI or VA contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

Each Portfolio intends to continue to qualify (or, for the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which a Portfolio distributes all its net investment income and net realized capital gains, that Portfolio will not be subject to federal income tax. Subchapter M includes other requirements relating to the diversification of investments. Subchapter M's diversification requirements are in addition to diversification requirements under Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of a Portfolio, which could have an adverse impact on the net asset value of such Portfolio.

The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                   CAPITAL STRUCTURE AND GENERAL INFORMATION

The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. The Board of Trustees may also authorize the establishment of a multiple class fund structure. This would permit the Fund to issue classes that would differ as to the allocation of certain expenses, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Currently, the Fund does not offer a multi-class fund structure, but it may adopt such a structure at a future date.

On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios in this Prospectus reflect the Accounts as the continuing entities.

Information about the Portfolios' investment performance is contained in the Fund's 1997 Annual Report to Shareholders, which may be obtained without charge from the Fund.

Shareholder inquiries should be made by writing the Fund at the address shown on the front cover of this Prospectus.

                               INVESTMENT MANAGER


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is the investment manager of each Portfolio and provides each with continuous professional investment supervision. Scudder Kemper is one of the largest investment managers in the country with more than $210 billion under management and has been engaged in the management of investment funds for more than seventy years. Zurich Insurance Company, a leading, internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management, owns approximately 70% of Scudder Kemper with the balance owned by Scudder Kemper's officers and employees.


Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Fund. Professional investment supervision is provided by Scudder Kemper. The investment management agreement provides that Scudder Kemper shall act as investment adviser for each Portfolio, manage its investments and provide it with various services and facilities. For its services, Scudder Kemper is paid a management fee, payable monthly, based upon the average daily net assets of such Portfolios at 1/12 of the annual rate, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value (.75%), Small Cap Value (.75%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%),
Blue Chip (.65%), Global Income (.75%) and International Growth and Income (1.00%).

The High Return Equity, Financial Services and Global Blue Chip Portfolios each pay Scudder Kemper an investment management fee, payable monthly, at 1/12 of the annual rates shown below.

High Return Equity Portfolio
and Financial Services
Portfolio.......................75% for the first $250 million, .72% for the next $750 million, .70% for the next $1.5
                                 billion, .68% for the next $2.5 billion, .65% for the next $2.5 billion, .64% for the next $2.5 billion, .63% for the next $2.5 billion and .62% over $12.5 billion.

Global Blue Chip Portfolio.....1.00% for the first $250 million, .95% for the next $750 million and .90% over $1 billion.

Scudder Kemper has agreed to temporarily waive its management fee in the amount of .15% of the average daily net assets of the Global Blue Chip Portfolio and
 .30% of the average daily net assets of the International Growth and Income Portfolio. The actual level of this voluntary waiver shall be in Scudder Kemper's discretion and, upon notice to the Portfolio, Scudder Kemper may at any time terminate this waiver.

Scudder Kemper uses the services of Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, as a sub-adviser for the International and Global Income Portfolios. ZIML is an affiliate of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the Sub-Advisory Agreement between ZIML and Scudder Kemper for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated by Scudder Kemper to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. Scudder Kemper pays ZIML for its services a sub-advisory fee, payable monthly at 1/12 of the following annual rates applied to the portion of the average daily net assets of the applicable Portfolio allocated by Scudder Kemper to ZIML for management: .35% for the International Portfolio and .30% for the Global Income Portfolio.

Dreman Value Management, L.L.C. ("DVM") Three Harding Road, Red Bank, New Jersey 07701, serves as sub-adviser for the High Return Equity and Financial Services Portfolios. Under the terms of the sub-advisory agreement between Scudder Kemper and DVM for each Portfolio, DVM manages the investment and reinvestment of each Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of Scudder Kemper and the Board of Trustees. DVM was formed in April 1997 and has served as sub-adviser for each Portfolio since each Portfolio's inception. DVM is controlled by David N. Dreman. Scudder Kemper pays DVM for its services to each Portfolio a sub-advisory fee, payable monthly, at the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of the average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion.

Frank J. Rachwalski, Jr. is the portfolio manager of the Money Market Portfolio. He has served in this capacity since the Portfolio commenced operations in 1982. Mr. Rachwalski joined Scudder Kemper in January 1973 and is currently a managing director of Scudder Kemper and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

Dennis H. Ferro is a Managing Director of ZIML and the portfolio manager for the International Portfolio and has served in this capacity since March 1994. From August 1998 to March 1994, Mr. Ferro was President and Chief Investment Officer of an international investment advisory firm. He received a B.A. in Political Science from Villanova University, Villanova, Pennsylvania and an MBA in Finance from St. Johns University, Jamaica, New York. Mr. Ferro is a Chartered Financial Analyst.

Michael A. McNamara (since 1990) and Harry E. Resis, Jr. (since 1993) are the co-managers of the High Yield Portfolio. Mr. McNamara joined Scudder Kemper in February 1972 and is currently a senior vice president of Scudder Kemper and a vice president of the Fund. He received a B.S. in Business Administration from the University of Missouri, St. Louis, Missouri, and an M.B.A. in Finance from Loyola University, Chicago, Illinois. Mr. Resis joined Scudder Kemper in 1988 and is currently a senior vice president of Scudder Kemper and a vice president of the Fund. He received a B.A. in Finance from Michigan State University, Lansing, Michigan. Mr. Resis holds a number of NYSE and NASD licenses.

Steven H. Reynolds has been the lead portfolio manager of the Growth Portfolio since September 1995. Mr. Reynolds joined Scudder Kemper in September 1995 and is currently managing director of Scudder Kemper and he is a vice president of the Fund. From 1991 to September 1995, he was a senior vice president and equity portfolio manager of an investment advisory firm. Mr. Reynolds received a bachelor's degree from Johns Hopkins University, Baltimore, Maryland and an M.B.A. in finance from the University of Virginia, Charlottesville, Virginia. Tracy McCormick Chester has been portfolio manager of the Growth Portfolio since March 1998. Ms. Chester joined Scudder Kemper in September 1994 and is a senior vice president of Scudder Kemper.

Prior to joining Scudder Kemper, she was a senior vice president and portfolio manager for an investment management company from August 1992 to September 1994. She received a B.A. and an M.B.A. in finance from Michigan State University, East Lansing, Michigan. Gary A. Langbaum has been portfolio manager of the Growth Portfolio since March 1998. Mr. Langbaum joined Scudder Kemper in 1988 and is a senior vice president of Scudder Kemper. He received a B.A. in finance from the University of Maryland, College Park, Maryland. Maureen P. Lentz has been portfolio manager of the Growth Portfolio since March 1998. Ms. Lentz joined Scudder Kemper in November 1994 and is a vice president at Scudder Kemper. From October 1986 to November 1994, she was a vice president of an unaffiliated investment management firm. Ms. Lentz received a B.S. in economics from John Carrol University and an M.B.A. in finance and marketing from Case Western Reserve University in Cleveland, Ohio.


Richard L. Vandenberg is the portfolio manager of the Government Securities Portfolio and has been a manager or co-manager since March 1996. Mr. Vandenberg joined Scudder Kemper in March 1996 and is a vice president of the Fund. Prior to March 1996, he was a senior vice president and portfolio manager with an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin.


Maureen P. Lentz, lead portfolio manager of the Total Return Portfolio, has been a portfolio manager of the Portfolio since January 1997. Gary Langbaum has served as portfolio manager of the Total Return Portfolio since February 1995. Steven Reynolds has been portfolio manager of the Total Return Portfolio since March 1998 and Tracy McCormick Chester has been portfolio manager of the Portfolio since March 1998. Biographical information regarding Ms. Lentz, Mr. Langbaum, Mr. Reynolds and Ms. Chester appears above.


Lead portfolio manager David H. Burshtan has been a portfolio manager of the Small Cap Growth Portfolio since January 1997. He joined Scudder Kemper in 1995 and is a vice president at Scudder Kemper. From 1993 to 1995, Mr. Burshtan was employed as a senior international securities analyst, and prior thereto as a senior portfolio manager for an unaffiliated investment management company. Mr. Burshtan received a B.A. in economics from Brown University and an M.B.A. in finance from the University of Chicago. Kurt R. Stalzer has been portfolio manager of the Small Cap Growth Portfolio since he joined Scudder Kemper in January 1997 and is a senior vice president at Scudder Kemper. From 1992 to January 1997, Mr. Stalzer was a senior portfolio manager for an unaffiliated investment management company. Mr. Stalzer received a B.B.A. in finance and accounting from the University of Michigan. Anne Carney has been portfolio manager of the Small Cap Growth Portfolio since March 1998. Ms. Carney joined Scudder Kemper in January 1992 and is a Senior Vice President at Scudder Kemper. Ms. Carney received a B.S. degree from Loras College and a M.B.A. in Finance from the University of Iowa. Richard Goers has been portfolio manager of the Small Cap Growth Portfolio since March 1998. Mr. Goers joined Scudder Kemper in January 1971 and is a Senior Vice President at Scudder Kemper. Mr. Goers received a B.S. from Iowa State University and an M.B.A. with a concentration in finance from Northwestern University.


Thomas H. Forester and Steven T. Stokes have been the co-managers of the Small Cap Value Portfolio since July 1997. Mr. Forester has lead responsibility for the management of the Portfolio. He joined Scudder Kemper in May 1997. Prior to joining Scudder Kemper, he served as a senior portfolio manager of an unaffiliated investment management firm from 1995 to 1997. For the three years prior to 1995, he was a portfolio manager of another investment management firm. He received his undergraduate degree at the University of Colorado and an M.B.A. in finance from Northwestern University. He is a chartered financial analyst. Mr. Stokes joined Scudder Kemper in April, 1996 and is currently a managing director of Scudder Kemper. Prior thereto, he served as a portfolio manager for an unaffiliated investment management firm from 1986 to 1996. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz and is a Chartered Financial Analyst.

Thomas Sassi is the lead portfolio manager of the Contrarian Portfolio and has been a portfolio manager since August 1996. Frederick L. Gaskin and Jonathan Kay have been portfolio managers of the Contrarian Portfolio since September 1997. Mr. Sassi joined Scudder Kemper in August 1996 and is a managing director at Scudder Kemper. Prior to joining Scudder Kemper, he was a consultant with a consulting firm from 1993 to August

1996. Mr. Sassi received a B.B.A. in management and economics and an M.B.A. in Finance from Hofstra University in New York City, New York. Frederick L. Gaskin joined Scudder Kemper in 1996 where he has served as a managing director. From 1993 until 1996, Mr. Gaskin served as a vice president and portfolio manager for an unaffiliated investment management firm. He received a B.S. in finance from Appalachian State University and an M.B.A. from Babcock Graduate School of Management. Jonathan Kay joined Scudder Kemper in 1993 were he has served as a portfolio manager for institutional accounts. From 1986 to 1993, Mr. Kay was a financial analyst for an unaffiliated investment management firm. He received a B.A. in economics from the University of Buffalo and an M.B.A. in Finance from Bernard M. Baruch College in New York City, New York.

Robert Cessine has been the portfolio manager of the Investment Grade Bond Portfolio since its inception in May, 1996. Mr. Cessine joined Scudder Kemper in 1993 and is a senior vice president of Scudder Kemper and director of investment grade corporate and sovereign bond research. He received a B.S. in Economics from the University of Wisconsin, Madison, Wisconsin, an M.S. in Agricultural and Resource Economics from the University of Maryland, Baltimore/College Park, Maryland and an M.S. in Finance from the University of Wisconsin, Madison, Wisconsin. Mr. Cessine is a Chartered Financial Analyst.


William M. Knapp is the co-lead portfolio manager of the Horizon 20+, Horizon 10+ and Horizon 5 Portfolios and he has served as manager or co-manager of the Portfolio since April 1997. Mr. Knapp joined Scudder Kemper in 1992 and is a vice president at Scudder Kemper. He received a B.S. in economics from Drake University and an M.S. and Ph.D. in industrial organization and finance from the University of Wisconsin-Madison. Philip S. Fortuna has served as co-lead portfolio manager of the Horizon 20+, Horizon 10+ and Horizon 5 Portfolios since March 1998. Mr. Fortuna joined Scudder Kemper in 1986 and is currently a managing director of Scudder Kemper. Mr. Fortuna received a B.S. degree in economics from Carnegie Mellon University in 1978 and an M.B.A. degree from the University of Chicago in 1984. Karla Grant has served as portfolio manager of the Horizon 20+, Horizon 10+ and Horizon 5 Portfolios since March 1998. Ms. Grant joined Scudder Kemper in November 1997 and is currently a vice president of Scudder Kemper. From February 1997 to November 1997, Ms. Grant served as a consultant for an unaffiliated investment management firm. From May 1996 to October 1996 she was a Vice President for an unaffiliated investment management firm. From November 1994 to April 1996 Ms. Grant served as a Vice President at an unaffiliated investment management firm. Prior thereto, she was an assistant vice president from June 1990 to November 1994 for an unaffiliated investment management firm. Ms. Grant received a B.S. degree from Virginia Tech and a M.B.A. in Finance from Rollins College.


William M. Knapp is the co-lead portfolio manager of the Value+Growth Portfolio and has served as a manager or co-manager of the Portfolio since January 1997. Philip S. Fortuna has served as the co-lead portfolio manager of the Value+Growth Portfolio since March 1998 and Karla Grant has served as portfolio manager of the Portfolio since March 1998. Biographical information regarding Mr. Knapp, Mr. Fortuna and Ms. Grant appears above.

Tracy McCormick Chester is the lead portfolio manager of the Blue Chip Portfolio and has served as portfolio manager of the Portfolio since its inception in May 1997. Steven Reynolds, Gary Langbaum and Maureen Lentz have served as portfolio managers of the Blue Chip Portfolio since March 1998. Biographical information regarding Ms. Chester, Mr. Reynolds, Mr. Langbaum and Ms. Lentz appears above.


Gordon K. Johns is the lead portfolio manager of the Global Income Portfolio and has served as portfolio manager since May 1997. Mr. Johns joined ZIML in September 1988 and is a managing director of ZIML. He received a B.A. in law from Balliol College in Oxford, United Kingdom. Terence C. Prideaux and Pankaj Shah have served as portfolio managers of the Global Income Portfolio since March 1998. Mr. Prideaux joined ZIML in 1989 and is currently a director-fixed income of ZIML. He received a B.A. in Law from Balliol College, Oxford, U.K. Mr. Shah joined ZIML in 1997 and is currently a director-fixed income of ZIML. From November 1991 to October 1997, Mr. Shah was a portfolio manager at an unaffiliated investment management firm. Mr. Shah received a B.S. degree and a M.B.A. in finance from City University Business School in London, England.



David N. Dreman has been the portfolio manager of the High Return Equity and Financial Services Portfolios since their inception. He is the Chairman of DVM. Mr. Dreman is a pioneer of the philosophy of contrarian investing (buying what is out of favor) and a leading proponent of the low P/E investment style. He is a columnist for FORBES and the author of several books on the value style of investing. Since 1988, Mr. Dreman has served as a portfolio manager for several investment companies and private accounts. He received a Bachelor of Commerce from the University of Manitoba, Winnipeg, Manitoba, Canada.


Diego Espinosa is the lead portfolio manager of the Global Blue Chip Portfolio, and he joined the investment manager in 1996. Mr. Espinosa is responsible for development of the Portfolio's strategy and management of the Portfolio on a daily basis. Mr. Espinosa has four years of direct investment experience as both an analyst and a portfolio manager. Prior to that, he worked in commercial banking for two years and as a management consultant for three years. William E. Holzer, portfolio manager, also has day-to-day responsibility for the Global Blue Chip Portfolio's worldwide strategy and investment themes. Mr. Holzer has over 20 years' experience in global investing - first as an analyst and later as a portfolio manager. He joined the investment manager in 1980. Nicholas Bratt, portfolio manager, directs the Portfolio's overall global equity investment strategies. Mr. Bratt joined the investment manager as a portfolio manager in 1976.

Sheridan Reilly is the lead portfolio manager of the International Growth and Income Portfolio. Mr. Reilly joined the investment manager in 1995 and has over 10 years of experience as an international economic analyst in the financial service industry where he developed strategies for global portfolios, currency hedging, and foreign equity markets. Irene Cheng serves as portfolio manager for the International Growth and Income Portfolio and she joined the investment manager in 1993. Ms. Cheng, who has over 13 years of industry experience, including five years as a portfolio manager, focuses on portfolio management and research for the investment manager's international equity accounts.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share for each Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to each Portfolio other than the High Return Equity, Financial Services, Global Blue Chip and International Growth and Income Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to those Portfolios under its agreement with such Portfolios. SFAC charges a fee for its services to the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios. See "Investment Manager and Distributor - Fund Accounting Agent" in the Statement of Additional Information for additional information.


YEAR 2000 COMPLIANCE. Like other mutual funds and financial and business organizations worldwide, the Portfolios could be adversely affected if computer systems on which the Portfolios rely, which primarily include those used by Scudder Kemper, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Portfolios' business and operations. Scudder Kemper has commenced a review of the Year 2000 Issue as it may affect the Portfolios and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Portfolios or on global markets or economies generally.


CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Portfolio (other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios) maintained in the United States; and The Chase Manhattan Bank, Chase MetroTech

Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of such Portfolios held outside the United States. State Street, as custodian, has custody of all securities and cash of the High Return Equity and Financial Services Portfolio. Brown Brothers Harriman & Co., as custodian, has custody of all securities and cash of the Global Blue Chip and International Growth and Income Portfolios. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by those Portfolios. IFTC is also the transfer agent and dividend-paying agent for each Portfolio.

PORTFOLIO TRANSACTIONS. Scudder Kemper, ZIML and DVM place all orders for purchases and sales of a Portfolio's securities. As described more fully under "Portfolio Transactions" in the Statement of Additional Information, they may consider sales of shares of the Fund and other funds managed by Scudder Kemper or its affiliates or variable life insurance and variable annuity contracts funded by the Fund as a factor in selecting broker-dealers.

Each Portfolio pays its respective fees and expenses of independent auditors, counsel, custodian, the cost of reports and notices to owners of VLI and VA contracts, brokerage commissions or transaction costs, taxes and registration fees.

                                  DISTRIBUTOR

Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606 an affiliate of Scudder Kemper, serves as distributor and principal underwriter for the Fund pursuant to an underwriting agreement. KDI bears all its expenses of providing services pursuant to the agreement. KDI provides for the preparation of advertising or sales literature, and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of Massachusetts and the Fund bears the expense of registering its shares with the Securities and Exchange Commission. KDI will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") is in effect that provides that the Fund shall bear some or all of such expenses.

KDI currently offers shares of each Portfolio of the Fund continuously to the separate accounts of Participating Insurance Companies where permitted by applicable law. The underwriting agreement provides that KDI accepts orders for shares at net asset value, as no sales commission or load is charged. KDI has made no firm commitment to acquire shares of the Fund.

NOTE: Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to KDI in the underwriting agreement.

APPENDIX-- HIGH YIELD PORTFOLIO
          PORTFOLIO COMPOSITION

The table below reflects the composition by quality rating of the investment portfolio of the High Yield Portfolio. Percentages for the Portfolio reflect the net asset weighted average of the percentage for each category on the last day of each month in the 12 month period ended December 31, 1997. The table reflects the percentage of net assets represented by fixed income securities rated by Moody's or S&P, by non-rated fixed income securities and by other assets. The percentage shown reflects the higher of the Moody's or S&P rating. U.S. Government securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Cash equivalents include money market instruments, repurchase agreements, net payables and receivables, U.S. Treasuries with a maturity of one year or less and cash. Other assets include options, financial futures contracts and equity securities. As noted under "Investment Objectives, Policies and Risk Factors," the High Yield Portfolio invests in high yielding, fixed income securities without relying upon published ratings. The allocations in the table are not necessarily representative of the composition of the Portfolio at other times. Portfolio composition will change over time.

    END OF THE MONTH COMPOSITION OF PORTFOLIO BY QUALITY AS A PERCENTAGE OF
                    NET ASSETS (JANUARY 1997--DECEMBER 1997)

                                                 HIGH
             MOODY'S/S&P RATING                  YIELD                       GENERAL DESCRIPTION
              OR OTHER CATEGORY                PORTFOLIO                       OF BOND QUALITY
             ------------------                ---------                     -------------------
Cash Equivalents.............................       7%
Aaa/AAA......................................       2         Highest quality
Aa/AA........................................       0         High quality
A/A..........................................       1         Upper medium grade
Baa/BBB......................................       1         Medium grade
Ba/BB........................................      15         Some speculative elements
B/B..........................................      66         Speculative
Caa/CCC......................................       3         More speculative
Ca/CC, C/C...................................       0         Very speculative
D............................................       0         In default
Non-rated, Not in Default....................       4
Non-rated, In Default........................       0
Other Assets.................................       1
                                                  ---
Net Assets...................................     100%

The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix--Ratings of Investments" in the Statement of Additional Information. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Shares of Investors Fund Series are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

This prospectus must be preceded or accompanied by a prospectus for the variable life insurance or variable annuity contract.


PROSPECTUS MAY 1, 1998

INVESTORS
FUND
SERIES


Investors Fund Series
2222 South Riverside Plaza
Chicago, IL  60606
1-800-778-1482



ANN-1A 5/98

                             INVESTORS FUND SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies and
                                                  Techniques; Appendix--Ratings of Investments
14.  Management of the Fund...................    Investment Manager and Distributor;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Distributor
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions; Investment Manager and
                                                  Distributor
18.  Capital Stock and Other Securities.......    Dividends and Taxes; Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares; Net Asset Value
20.  Tax Status...............................    Dividends and Taxes
21.  Underwriters.............................    Investment Manager and Distributor
22.  Calculation of Performance Data..........    Inapplicable
23.  Financial Statements.....................    Financial Statements; Report of Independent Auditors;
                                                  Statement of Net Assets; Supplement to Statement of
                                                  Additional Information

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1998

                             INVESTORS FUND SERIES
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-778-1482

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Investors Fund Series (the "Fund") dated May 1, 1998. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS


                                                              PAGE
Investment Restrictions.....................................  B-1

Investment Policies and Techniques..........................  B-10

Portfolio Transactions......................................  B-17

Investment Manager and Distributor..........................  B-20

Purchase and Redemption of Shares...........................  B-24

Officers and Trustees.......................................  B-24

Net Asset Value.............................................  B-27

Dividends and Taxes.........................................  B-29

Shareholder Rights..........................................  B-29

Report of Independent Auditors (April 24, 1998).............  B-31

Statement of Net Assets (April 24, 1998)....................  B-32

Appendix--Ratings of Investments............................  B-33


The financial statements appearing in the Fund's Annual Report for the fiscal year ended December 31, 1997 are incorporated herein by reference. Such Report accompanies this Statement of Additional Information.

ANN-13 5/98    (LOGO)printed on recycled paper

                            INVESTMENT RESTRICTIONS

The Fund has adopted for each Portfolio, other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, certain fundamental investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by a majority of the outstanding voting shares of that Portfolio. The fund has adopted certain fundamental investment restrictions for the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios which, together with the investment objective of each Portfolio, cannot be changed for a Portfolio without approval by a majority of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio. In addition to the fundamental investment restrictions, each Portfolio has certain non-fundamental investment restrictions, which can be changed by the Board of Trustees without shareholder approval.

The following fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities) if, as a result, more than five percent (5%) of the Portfolio's total assets would be invested in securities of that issuer. For the High Yield Portfolio only, the restriction is as follows: "With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
     (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer."

     (2) Except for the High Yield Portfolio, purchase more than ten percent (10%) of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) For the Money Market Portfolio only, enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven (7) days.

     (4) Make loans to others (except the purchase of debt obligations or repurchase agreements or by lending its Portfolio securities) in accordance with its objective and policies.

     (5) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (6) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Total Return, High Yield, Growth and Government Securities Portfolios may make margin deposits in connection with financial futures and options transactions.

     (7) Concentrate more than 25% of a Portfolio's net assets in any one industry; provided, however, that the Money Market Portfolio intends, under normal conditions, to invest more than 25% of its net assets in instruments issued by banks in accordance with its investment objective and policies. There is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     (8) For the Money Market Portfolio only, invest more than five percent (5%) of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws.

     (9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate; provided that the Total Return, High Yield and Growth Portfolios may purchase foreign currency on a spot basis (in cash).

     (10) Purchase securities of other investment companies, except as permitted under the 1940 Act including in connection with a merger, consolidation, reorganization or acquisition of assets.

     (11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the 1940 Act.

     (13) For the Money Market Portfolio only, write, purchase or sell puts, calls or combinations thereof.

     (14) For the Total Return, High Yield and Growth Portfolios only, engage in put or call option transactions; except it may write (sell) put or call options on up to 25% of its net assets and may purchase put and call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and it may buy and sell options on financial futures contracts.

The following non-fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Except for the Money Market Portfolio, invest more than 15% of its net assets in illiquid securities.

     (2) For the Money Market Portfolio only, invest more than 10% of its net assets in illiquid securities.

     (3) Invest for the purpose of exercising control or management of another issuer.

The following fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Portfolio will limit its investments in the securities of any one foreign government issuer to 5% of the Portfolio's total assets.

     (2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities are considered as one class and all preferred stocks are considered as one class.

     (3) Lend money provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

     (4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Portfolio's net assets; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. This limitation shall not apply to obligations issued by the U.S. Government or its agencies or instrumentalities.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts and may enter into foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

     (10) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities. The Fund may buy and sell securities outside the United States which are not registered with the Securities and Exchange Commission or marketable in the United States.

     (11) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Invest more than 15% of its net assets in illiquid securities.

     (2) Invest for the purpose of exercising control or management of another issuer.

The following fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Contrarian, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer; except that, for the Contrarian and Small Cap Value Portfolios, up to 25% of each Portfolio's total assets may be invested without regard to these limitations.

     (2) Purchase more than 10% of the outstanding voting securities of any issuer.

     (3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations are not prohibited and the Portfolio may lend its portfolio securities.

     (4) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) For the Small Cap Growth, Investment Grade Bond and Horizon Portfolios only, write (sell) put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate 25% or more of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (10) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Contrarian, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Invest for the purpose of exercising control or management of another issuer.

     (2) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or for the Contrarian, Small Cap Value and Horizon Portfolios, by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than
     (i) 3% of the total outstanding voting stock of such company is owned by it, (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

     (3) Invest more than 15% of its net assets in illiquid securities.

     (4) For the Value+Growth Portfolio, write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (5) For the Contrarian and Small Cap Value Portfolios, write (sell) put or call options, combinations thereof or similar options except that the Portfolio may write covered call options on up to 100% of the Portfolio's net assets and may write secured put options on up to 50% of the Portfolio's net assets; nor may the Portfolio purchase put or call options; however, the Portfolio may buy or sell options on financial futures contracts.

The Blue Chip Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements, and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number (4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnership interests), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Blue Chip Portfolio. The Portfolio may not:

     (i) Invest for the purpose of exercising control or management of another issuer.

     (ii) Invest more than 15% of its net assets in illiquid securities.

The Global Income Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer except that, with respect to 50% of the Portfolio's total assets, the Portfolio may invest up to 25% of its total assets in securities of any one issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or other assets or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Global Income Portfolio. The Portfolio may not:

        (i) Invest for the purpose of exercising control or management of another issuer.

        (ii) Invest more than 15% of its net assets in illiquid securities.

The High Return Equity Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any one issuer other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively "U.S. Government Securities") if immediately thereafter more than 5% of its total assets would be invested in the securities of any one issuer, or purchase more than 10% of an issuer's outstanding securities, except that up to 25% of the Portfolio's total assets may be invested without regard to these limitations.

     (2) Borrow money or issue senior securities, except that the Portfolio may borrow from banks for temporary purposes in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing; provided that the Portfolio may enter into futures contracts and related options as described in the prospectus. Optioned securities are not considered to be pledged for purposes of this limitation.

     (3) Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal activities in the same industry.

     (4) Make loans, except that the Portfolio may lend securities it owns as described herein and enter into repurchase agreements pursuant to its investment objective and policies.

     (5) Purchase securities on margin or make short sales of securities, provided that the Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

     (6) Purchase or sell commodities or commodity contracts, except futures contracts and options thereon as stated in the prospectus, or invest in oil, gas or mineral exploration or development programs, or in real estate or mortgage loans provided that the Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

     (7) Engage in the business of underwriting securities issued by others, except that the Portfolio may acquire securities which are subject to restrictions on disposition ("restricted securities") within the meaning of the Securities Act of 1933.

The following non-fundamental restrictions apply to the High Return Equity Portfolio. The Portfolio may not:

        (i) Invest for the purpose of exercising control over management of any company.

        (ii) Invest more than 10% of the value of its net assets in illiquid securities, including restricted securities and repurchase agreements with remaining maturities in excess of seven days, and other securities for which market quotations are not readily available.

        (iii) Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the 1940 Act.

THE FINANCIAL SERVICES PORTFOLIO MAY NOT, AS A FUNDAMENTAL POLICY:

        (1) Borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

        (2) Issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        (3) Purchase physical commodities or contracts relating to physical commodities.

        (4) Engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities.

        (5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities.

        (6) Make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Portfolio's objective and policies may be deemed to be loans. or

        (7) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Portfolio may concentrate its investments in the financial services industry.

THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS APPLY TO THE FINANCIAL SERVICES PORTFOLIO. THE PORTFOLIO MAY NOT:

        (i) Invest for the purpose of exercising control over management of any company;

        (ii) Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the 1940 Act.

        (iii) Invest more than 15% of the value of its net assets in illiquid securities.

THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS APPLY TO EACH OF THE GLOBAL BLUE CHIP AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS. EACH PORTFOLIO MAY
NOT:

        (1) Borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

        (2) Issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        (3) Purchase physical commodities or contracts relating to physical commodities.

        (4) Engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities.

        (5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities.

        (6) Make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Portfolio's investment objective and policies may be deemed to be loans. or

        (7) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS APPLY TO THE GLOBAL BLUE CHIP AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS. EACH PORTFOLIO MAY NOT:

        (i) Borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings.

        (ii) Enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

        (iii) Purchase securities on margin or make short sales, except (a) short sales against the box, (b) in connection with arbitrage transactions, (c) for margin deposits in connection with futures contracts, options or other permitted investments, (d) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (e) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions.

        (iv) Purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets.

        (v) Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

        (vi) Purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purchase, warrants acquired in units or attached to securities will be deemed to have no value). and

        (vii) For Global Blue Chip Portfolio: lend portfolio securities in an amount greater than 5% of its total assets.

        (viii) For International Growth and Income Portfolio: lend portfolio securities in an amount greater than 33 1/3% of its total assets.

Except as specifically noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES

Each Portfolio except the Money Market Portfolio may engage in options and futures transactions in accordance with its respective investment objectives and policies and to the extent specified in the prospectus. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its objective and also to hedge (i.e., protect) against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information about other investment policies and techniques.

OPTIONS ON SECURITIES. A Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with the Portfolio's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, so long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in securities upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the money market investment. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the money market investment.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Techniques -- Options and Financial Futures Transactions"), each Portfolio except the Money Market, Contrarian, Small Cap Value and High Return Equity Portfolios may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call options might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Procedures are in place for each Portfolio for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the such Portfolios. A brief description of such procedures is set forth below.

EACH PORTFOLIO OTHER THAN THE MONEY MARKET, CONTRARIAN, SMALL CAP VALUE, HIGH RETURN EQUITY, FINANCIAL SERVICES, GLOBAL BLUE CHIP, AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS

A Portfolio will only engage in OTC options transactions with dealers that have been specifically approved by the Fund's investment manager pursuant to procedures adopted by the Board of Trustees of the Fund. The Fund's investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Portfolio. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Portfolio currently will not engage in OTC options transactions if the amount invested by the Portfolio in OTC options, plus a "liquidity charge" related to OTC options written by the Portfolio, plus the amount invested by the Portfolio in illiquid securities, would exceed 15% of the Portfolio's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which a Portfolio sells OTC options. Under these agreements a Portfolio would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Portfolio to repurchase a specific OTC option written by the Portfolio, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

FINANCIAL SERVICES, GLOBAL BLUE CHIP, AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO").

OPTIONS ON SECURITIES INDICES. The Portfolios, as part of their options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, a Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Portfolios may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Portfolio will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Portfolio enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Portfolio's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Portfolios may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Portfolio would be required to deposit with its custodian initial margin and maintenance margin with respect to call and put options on futures contracts written by it. A Portfolio will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent the Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. The Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Portfolio will maintain eligible securities in a segregated account. A Portfolio will use cover in connection with selling a futures contract.

A Portfolio will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Portfolio holds or intends to purchase.

FOREIGN CURRENCY OPTIONS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, International Growth and Income Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio. A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The returns available from foreign currency denominated debt instruments can be adversely affected by changes in exchange rates. The investment manager believes that the use of foreign currency hedging techniques, including "cross-hedges" for the International, Global Income, Financial Services, Global Blue Chip, and

International Growth and Income Portfolios, can help protect against declines in the U.S. Dollar value of income available for distribution to shareholders, and against declines in the net asset value of a Portfolio's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. Dollar increased against that currency. Such a decline could be partially or completely offset by the increased value of a cross-hedge involving a forward foreign currency exchange contract to sell a different foreign currency, if that contract were available on terms more advantageous to the Portfolio than a contract to sell the currency in which the position being hedged is denominated. The investment manager believes that cross-hedges can therefore provide significant protection of net asset value in the event of a general rise in the U.S. Dollar against foreign currencies. However, a cross-hedge cannot provide assured protection against exchange rate risks and, if the investment manager misjudges future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established.

A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge" (see "Investment Objectives, Policies and Risk Factors" in the prospectus), denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under "Investment Techniques" in the prospectus. The Portfolio's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios intend to commit to such forward contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.

COLLATERALIZED OBLIGATIONS. A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus (see "Investment Techniques--Collateralized Obligations"). The Money Market Portfolio does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only ("IO") and principal only ("PO") securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.


In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.

ZERO COUPON GOVERNMENT SECURITIES. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 5% of its net assets in zero coupon U.S. Government securities during the current year.

                             PORTFOLIO TRANSACTIONS

BROKERAGE -- SCUDDER KEMPER

Allocation of brokerage is supervised by Scudder Kemper Investments, Inc. ("Scudder Kemper").

The primary objective of Scudder Kemper and Zurich Investment Management Limited ("ZIML") (each an "investment manager" and collectively, the "investment managers") in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The investment managers seek to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through their familiarity with commissions charged on compatible transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The investment managers review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

Each Portfolio's purchases and sales of fixed-income securities are generally placed by the investment manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the investment managers' practice to place such orders with broker/dealers who supply research, market and statistical information to a Portfolio. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The investment managers are authorized when placing portfolio transactions for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the investment manager may give consideration to those firms that have sold or are selling shares of a fund managed by Scudder Kemper.

To the maximum extent feasible, it is expected that the investment managers will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder Kemper; SIS will place orders on behalf of the Portfolios with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolios for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Portfolio and to the investment managers, it is the opinion of the investment managers that such information only supplements their own research effort since the information must still be analyzed, weighed and reviewed by the investment manager's staff. Such information may be useful to the investment manager in providing services to clients other than the Portfolios and not all such information is used by the investment manager in connection with the Portfolios. Conversely, such information provided to the investment manager by broker/dealers through whom other clients of the investment manager effect securities transactions may be useful to the investment manager in providing services to a Portfolio.

The Trustees for the Fund review from time to time whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Each Portfolio's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Portfolio whenever necessary, in management's opinion, to meet a Portfolio's objective.

BROKERAGE--DVM

Under the sub-advisory agreement between Scudder Kemper and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the High Return Equity and Financial Services Portfolios' securities. At times investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Portfolio. On the other hand, the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio in some cases. The Board of Trustees believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

DVM, in effecting purchases and sales of portfolio securities for the account of the Portfolio, will implement the Portfolio's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolio and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the Portfolio and of other funds managed by Scudder Kemper and its affiliates, as well as to those firms that provide market, statistical and other research information to the Portfolio and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees, the Portfolio could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Portfolio and other clients. Not all of such research services may be useful or of value in advising the Portfolio. Research benefits will be available for all clients of DVM. The sub-advisory fee paid by Scudder Kemper to DVM is not reduced because these research services are received.

BROKERAGE COMMISSIONS

The table below shows total brokerage commissions paid by each Portfolio (other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, which commenced operations on May 1,
1998) then existing for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                              ALLOCATED TO FIRMS
                                                              BASED ON RESEARCH
                 PORTFOLIO                     FISCAL 1997      IN FISCAL 1997      FISCAL 1996    FISCAL 1995
                 ---------                     -----------    ------------------    -----------    -----------
Money Market...............................    $        0             0%            $        0     $        0
Total Return...............................    $1,512,000            73%            $1,562,000     $1,613,000
High Yield.................................    $3,627,000             0%            $2,567,000     $1,758,000
Growth.....................................    $1,936,000            85%            $1,782,000     $1,066,000
Government Securities......................    $   16,000             0%            $   20,000     $   15,000
International..............................    $  747,000            85%            $  936,000     $  941,000
Small Cap Growth...........................    $2,658,000            98%            $  787,000     $  245,000
Investment Grade Bond......................    $   31,000             0%            $    6,000**           --
Contrarian.................................    $   92,000            96%            $   26,000**           --
Small Cap Value............................    $   31,000            92%            $   50,000**           --
Value+Growth...............................    $   97,000            90%            $   15,000**           --
Horizon 20+................................    $   35,000            90%            $    5,000**           --
Horizon 10+................................    $   37,000            88%            $    6,000**           --
Horizon 5..................................    $   17,000            90%            $    2,000**           --
Blue Chip..................................    $   31,000***         92%                    --             --
Global Income..............................    $        0***          0%                    --             --

---------------
  * Commencement of Operations on May 1, 1994 through December 31, 1994

 ** Commencement of Operations on May 1, 1996 through December 31, 1996.

*** Commencement of Operations on May 1, 1997 through December 31, 1997.

                       INVESTMENT MANAGER AND DISTRIBUTOR

INVESTMENT MANAGER. Scudder Kemper is investment manager for each Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as investment manager to each Portfolio, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The agreement provides that each Portfolio pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are affiliates of the investment manager), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.

The agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Portfolios may become subject to the investment management agreement. The provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.

ZIML, 1 South Place, London, U.K. EC2M 2ZS, an affiliate of Scudder Kemper, is the sub-adviser for the International and Global Income Portfolios. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and Scudder Kemper for the Portfolios. ZIML is subject to regulation by the Investment Management Regulatory Organization in England as well as the U.S. Securities and Exchange Commission.

Under the terms of the Sub-Advisory Agreement for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by Scudder Kemper to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZIML may, under the terms of the Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from Scudder Kemper a monthly fee at 1/12 of the following annual rates applied to the portion of the average daily net assets of each Portfolio allocated by Scudder Kemper to ZIML for management: .35% for the International Portfolio and
 .30% for the Global Income Portfolio. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.


The Sub-Advisory Agreement with ZIML continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The Sub-Advisory Agreement may be terminated at any time for a Portfolio upon 60 days notice by Scudder Kemper, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Portfolios become subject to the Sub-Advisory Agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio-by-Portfolio basis. Additional Portfolios may be subject to a different agreement.


Dreman Value Management, L.L.C. ("DVM"), Three Harding Road, Red Bank, New Jersey 07701, is the sub-adviser for the High Return Equity Portfolio and the Financial Services Portfolio. DVM is controlled by David N. Dreman. DVM serves as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and Scudder Kemper for each Portfolio.

Under the terms of each Sub-Advisory Agreement, DVM manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as Scudder Kemper may, from time to time, reasonably request. The current sub-advisory fee rates paid by Scudder Kemper to DVM for each Portfolio are in the prospectus under "Investment Manager and Distributor."

Each Sub-Advisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Sub-Advisory Agreement.


Each Sub-Advisory Agreement with DVM remains in effect until May 1, 2003 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through May 1, 2003 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by Scudder Kemper or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement. DVM may not terminate the Sub-Advisory Agreement prior to May 1, 2001. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to Scudder Kemper.


Pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the former investment manager for each Portfolio other than the Contrarian, Small Cap Value, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, and Zurich Kemper Value Advisors, Inc. ("ZKVA"), a former subsidiary of Zurich and the former investment manager for the Contrarian and Small Cap Value Portfolios. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. In addition, ZIML is a wholly-owned subsidiary of Zurich.

Because the transaction between Scudder and Zurich resulted in the assignment of the Portfolios' investment management agreements with ZKI and ZKVA, as well as the sub-advisory agreements with ZIML for certain Portfolios, the agreements were deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and Scudder Kemper, and a new sub-advisory agreement between Scudder Kemper and ZIML for the International and Global Income Portfolios, were approved by the Fund's Board of Trustees and shareholders. The new investment management and sub-advisory agreements were effective as of December 31, 1997, and will be in effect for an initial term ending on the same date as would the previous investment management and sub-advisory agreements.

The Portfolios' investment management and sub-advisory agreements are on substantially the same terms as the investment management and sub-advisory agreements terminated by the transaction, except that Scudder Kemper is the new investment manager to the Portfolios.

The sub-adviser fees paid by Scudder Kemper to ZIML for the International and Global Income Portfolios for the period from May 1, 1997 (inception) through December 31, 1997 were $657,013 and $3,176, respectively.

The current investment management fee rates paid by the Portfolios are in the prospectus under "Investment Manager."

The investment management fees paid by each Portfolio (other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, which commenced operations on May 1, 1998) for its last three fiscal years are shown in the table below.

      Portfolio        Fiscal 1997   Fiscal 1996   Fiscal 1995
---------------------  -----------   -----------   -----------
Money Market           $  497,000    $  376,000    $  373,000
Total Return           $4,072,000    $3,691,000    $3,461,000
High Yield             $1,991,000    $1,565,000    $1,463,000
Growth                 $3,142,000    $2,658,000    $2,132,000
Government Securities  $  460,000    $  485,000    $  538,000
International          $1,419,000    $1,174,000    $  946,000
Small Cap Growth       $  633,000    $  340,000    $  151,000
Investment Grade Bond  $   46,000    $    4,000*       --
Value                  $  604,000    $   44,000*       --
Small Cap Value        $  307,000    $   33,000*       --
Value+Growth           $  257,000    $   22,000*       --
Horizon 20+            $   56,000    $    6,000*       --
Horizon 10+            $   77,000    $   11,000*       --
Horizon 5              $   44,000    $    5,000*       --
Blue Chip              $   27,000**      --            --
Global Income          $    9,000**      --            --

---------------
 * Commencement of Operations on May 1, 1996 through December 31, 1996.

** Commencement of Operations on May 1, 1997 through December 31, 1997.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corp. ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to each Portfolio other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to those Portfolios under its agreement with such Portfolios. The High Return Equity and Financial Services Portfolios each pays SFAC an annual fee equal to .025% of the first $150 million of average daily net assets of the Portfolio, .0075% of the next $850 million of such assets and .0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The Global Blue Chip and International Growth and Income Portfolios each pays SFAC an annual fee equal to
 .065% of the first $150 million of average daily net assets of the Portfolio, .04% of the next $850 million of such assets and .02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

PRINCIPAL UNDERWRITER. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of Scudder Kemper, is the distributor and principal underwriter for shares of the Fund in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires six month's notice.

Investors Fiduciary Trust Company ("IFTC"), has entered into an agreement with Kemper Investors Life Insurance Company ("KILICO") whereby KILICO provides certain record keeping services. During the year ended December 31, 1997, no fees for record keeping or dividend-paying agents' services, were paid to KILICO.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 N. LaSalle St., Chicago, Illinois, serves as legal counsel to each Portfolio other than the Financial Services, Global Blue Chip, and International Growth and Income Portfolios. Dechert Price & Rhoads, Ten Post Office Square South, Boston, Massachusetts, serves as legal counsel to the Financial Services, Global Blue Chip, and International Growth and Income Portfolios.

                       PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their net asset value next determined after an order and payment are received as described in the Fund's prospectus.

Upon receipt by a Portfolio's Transfer Agent, of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

                             OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their principal occupations, employment history for the past five years, and their affiliations, if any, with Scudder Kemper or ZIML, the investment manager or sub-adviser for the Fund and KDI, the Fund's principal underwriter or their affiliates, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.


JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer, Energy Adviser for the White House and United States Ambassador to Saudi Arabia, 1973-76.

ARTHUR R. GOTTSCHALK (02/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelley Corp; formerly, attorney.

FREDERICK T. KELSEY (04/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Funds; formerly, Trustee of the Pilot Funds.

*DANIEL PIERCE (3/18/34), Trustee, 345 Park Avenue, New York, New York; Chairman of the Board and Managing Director, Scudder Kemper; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.

FRED B. RENWICK (02/01/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc., Director, the Wartburg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions Evangelical Lutheran Church of America.

JOHN B. TINGLEFF (05/04/35), Trustee, 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

*EDMOND D. VILLANI (3/4/47), Trustee, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Scudder Kemper.

JOHN G. WEITHERS (08/08/33), Trustee, 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.

*MARK S. CASADY (9/21/60), President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.


*DAVID H. BURSHTAN (10/24/61), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; formerly, employed as a senior international securities analyst from 1993 to 1995.


*ROBERT S. CESSINE (01/05/50), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, Vice President, Wellington Management Company.


*TRACY McCORMICK CHESTER (9/27/54), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, senior vice president and portfolio manager for an investment management company from August 1992 to September 1995.


*PHILIP J. COLLORA (11/15/45), Vice President, Treasurer and Secretary, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President, Scudder Kemper.


*THOMAS H. FORESTER (12/15/58), Vice President, 345 Park Avenue, New York, New York; Vice President, Scudder Kemper; formerly, senior portfolio manager for an unaffiliated investment management firm from 1995 to 1997; formerly, portfolio manager for an unaffiliated investment management firm from 1992 to 1995.



*PHILIP S. FORTUNA (11/30/57), Vice President, 101 California Street, Suite 4100, San Francisco, California; Managing Director, Scudder Kemper.



*FREDERICK L. GASKIN (12/18/61), Vice President, 345 Park Avenue, New York, New York; Vice President, Scudder Kemper; formerly, vice president and portfolio manager for an unaffiliated investment management firm from 1993 to 1996.


*JERALD K. HARTMAN (3/1/33), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

*JONATHAN KAY (9/22/61), Vice President, 345 Park Avenue, New York, New York; Vice President, Scudder Kemper.

*WILLIAM M. KNAPP (4/23/61), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper.

*GARY A. LANGBAUM (12/16/48), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Scudder Kemper.


*MAUREEN P. LENTZ (8/26/61), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; formerly, vice president of an unaffiliated investment management firm from October 1986 to November 1994.


*THOMAS W. LITTAUER (4/26/55), Vice President, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper.

*ANN M. McCREARY (11/6/56), Vice President, 345 Park Avenue, New York, New York; Senior Vice President, Scudder Kemper.

*MICHAEL A. McNAMARA (12/28/44), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

*ROBERT C. PECK, JR. (10/1/46), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to 1997.

*KATHRYN L. QUIRK (12/3/52), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

*FRANK J. RACHWALSKI, JR. (03/26/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

*HARRY E. RESIS, JR. (11/24/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.


*STEVEN H. REYNOLDS (09/11/43), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, senior vice president and equity portfolio manager for an investment advisory firm from 1991 to September 1995.



*THOMAS F. SASSI (11/7/42), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; formerly, consultant with an unaffiliated investment consulting firm and an officer of an unaffiliated investment banking firm from 1993 to 1996.



*KURT R. STALZER (5/1/58), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, senior portfolio manager for an unaffiliated investment management company from 1992 to January 1997.



*STEVEN T. STOKES (7/18/62), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; formerly, portfolio manager and financial analyst for an unaffiliated investment management firm from 1986 to 1996.



*RICHARD L. VANDENBERG (11/16/49), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, senior vice president and portfolio manager with an unaffiliated investment management firm.


*LINDA J. WONDRACK (9/12/64), Vice President, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

*JOHN R. HEBBLE (6/27/58), Assistant Treasurer, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

*MAUREEN E. KANE (2/14/62), Assistant Secretary, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.

*CAROLINE PEARSON (4/1/62), Assistant Secretary, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.

*ELIZABETH C. WERTH (10/1/47), Assistant Secretary, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; Vice President, KDI.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the 1997 calendar year.

                                                                                        TOTAL
                                                                                  COMPENSATION FROM
                                                                 AGGREGATE      FUND AND FUND COMPLEX
                                                                COMPENSATION           PAID TO
                      NAME OF TRUSTEE                            FROM FUND           TRUSTEES**
                      ---------------                           ------------    ---------------------
James E. Akins..............................................      $39,900             $106,300
Arthur R. Gottschalk*.......................................      $45,100             $121,100
Frederick T. Kelsey.........................................      $41,800             $111,300
Fred B. Renwick.............................................      $39,900             $106,300
John B. Tingleff............................................      $39,900             $106,300
John G. Weithers............................................      $39,900             $106,300

---------------
  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and prior fiscal years for this Fund are $108,700 for Mr. Gottschalk.


 ** Includes compensation for service on the Boards of 14 funds managed by Scudder Kemper and its affiliates with 42 fund portfolios during calendar year 1997. Each trustee currently serves as a board member of 15 funds managed by Scudder Kemper and its affiliates with 48 fund portfolios. Total Compensation does not reflect amounts paid by Scudder Kemper Investments Inc. to the trustees for meetings regarding the combination of Scudder and ZKI. Such amounts totaled $42,800, $40,100, $39,000, $42,900, $42,900 and
    $42,900 for Messrs. Akins, Gottschalk, Kelsey, Renwick, Tingleff and Weithers, respectively.


As of March 2, 1998, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Portfolio of the Fund.

As of March 2, 1998, all the shares of the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth, Investment Grade Bond, Contrarian, Small Cap Value, Value+Growth, Horizon, Blue Chip and Global Income Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), Separate Account KGC ("KGC"), Separate Account KG ("KG"), Cova Variable Annuity Account One ("Cova One") and Cova Variable Annuity Account Five ("Cova Five") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA and KVSA, Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, and Cova Financial Services Life Insurance Company and Cova Financial Life Insurance Company (collectively, "Cova") will vote the shares held of record by Cova One and Cova Five, only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA and KVSA, and Allmerica disclaims beneficial ownership of the shares of these portfolios held of record by KGC and KG, and Cova disclaims beneficial ownership of the shares of these portfolios held of record by Cova One and Cova Five.

                                NET ASSET VALUE

The net asset value per share of each Portfolio is the value of one share and is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding. The net asset value of shares of the Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. With respect to Portfolios with securities listed primarily on foreign exchanges, such securities may trade on days when the Portfolio's net asset value is not computed; and therefore, the net asset value of a Portfolio may be significantly affected on days when the investor has no access to the Portfolio.


EACH PORTFOLIO OTHER THAN THE MONEY MARKET, HIGH RETURN EQUITY, FINANCIAL SERVICES, GLOBAL BLUE CHIP, AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS

Portfolio securities traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world; the calculation of net asset value does not necessarily take place contemporaneously with the determination of the prices of a Portfolio's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining a Portfolio's net asset value, any assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates.

HIGH RETURN EQUITY, FINANCIAL SERVICES, GLOBAL BLUE CHIP, AND INTERNATIONAL GROWTH AND INCOME PORTFOLIOS

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, are valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Fund's Valuation Committee of the Fund's Board, the value of a Portfolio asset as determined in accordance with these procedures does not represent the fair market value of the Portfolio asset, the value of the Portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other Portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.

                              DIVIDENDS AND TAXES

DIVIDENDS. The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

TAXES. Each Portfolio intends to continue to qualify (or, for the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Fund and its shareholders.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund and its Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                               SHAREHOLDER RIGHTS

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Investors Fund Series


We have audited the accompanying statement of net assets of the Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services, Kemper Global Blue Chip and Kemper International Growth and Income Portfolios of Investors Fund Series as of April 24, 1998. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.


In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of each of the Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services, Kemper Global Blue Chip and Kemper International Growth and Income Portfolios of Investors Fund Series at April 24, 1998 in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP

Chicago, Illinois

April 24, 1998

INVESTORS FUND SERIES

STATEMENT OF NET ASSETS--APRIL 24, 1998



                                                                                                        KEMPER
                                                         KEMPER-DREMAN   KEMPER-DREMAN    KEMPER     INTERNATIONAL
                                                          HIGH RETURN      FINANCIAL      GLOBAL      GROWTH AND
                                                            EQUITY         SERVICES      BLUE CHIP      INCOME
                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                         -------------   -------------   ---------   -------------
                        ASSETS

Cash...................................................    $  1,200        $  1,200      $  1,200      $  1,200
Organization Costs.....................................      15,000          15,000        15,000        15,000
                                                           --------        --------      --------      --------
         Total Assets..................................    $ 16,200        $ 16,200      $ 16,200      $ 16,200
                                                           --------        --------      --------      --------

                      LIABILITIES

Organization costs payable.............................    $ 15,000        $ 15,000      $ 15,000      $ 15,000
                                                           --------        --------      --------      --------
         Net assets....................................    $  1,200        $  1,200      $  1,200      $  1,200
                                                           ========        ========      ========      ========

                      NET ASSETS

Net assets, applicable to shares of beneficial interest
  (unlimited number of shares authorized, no par value)
  outstanding..........................................    $  1,200        $  1,200      $  1,200      $  1,200
                                                           ========        ========      ========      ========

                 THE PRICING OF SHARES

Net asset value and redemption price per share,
  applicable to each Portfolio ($1,200 / 1,200 shares
  outstanding).........................................    $  1.000        $  1.000      $  1.000      $  1.000
Maximum offering price per share, applicable to each
  Portfolio (net asset value)..........................    $  1.000        $  1.000      $  1.000      $  1.000


NOTES:


1. Investors Fund Series (the "Fund") was organized as a business trust under the laws of The Commonwealth of Massachusetts on January 22, 1987. All shares of beneficial interest of the above Portfolios were issued to Scudder Kemper Investments, Inc. ("Scudder Kemper"), the investment manager for the Portfolios of the Fund, on April 24, 1998. The Fund may establish multiple series; currently twenty series have been established.



2. Costs of $15,000 incurred by each of the above Portfolios in conjunction with its organization, are amortized over the five year period beginning May 1, 1998. If any of the shares purchased by Scudder Kemper are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                CORPORATE BONDS
                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS FUND SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Kemper Money Market, Kemper Total Return, Kemper High Yield, Kemper Growth, Kemper Government Securities, Kemper International, Kemper Small Cap Growth, Kemper Investment Grade Bond, Kemper Value, Kemper Small Cap Value, Kemper Value+Growth, Kemper Horizon 20+, Kemper Horizon 10+, Kemper Horizon 5, Kemper Blue Chip and Kemper Global Income Portfolios, comprising the Investors Fund Series as of December 31, 1997, and the related statements of operations and changes in net assets for the periods indicated therein and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the Investors Fund Series at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          February 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997
(IN THOUSANDS)

                                                           KEMPER      KEMPER      KEMPER                   KEMPER
                                                            MONEY       TOTAL       HIGH       KEMPER     GOVERNMENT      KEMPER
                                                           MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $99,159,
$708,931, $372,411, $514,828, $89,195,
$163,149, $124,874, $14,891, $149,666,
$69,524, $65,716, $15,755, $21,117, $13,533,
$19,791 and $2,062, respectively)                         $ 99,159     787,904     384,800     553,908      91,593        199,414
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                         2,577         770         837       1,134       1,421             86
------------------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                              --       6,955          --      12,958           7            777
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio shares sold                                         --          64         144          85         108             --
------------------------------------------------------------------------------------------------------------------------------------
  Interest and dividends                                       204       6,180       6,892         398         783            284
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                           101,940     801,873     392,673     568,483      93,912        200,561
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Payable for:
  Investments purchased                                         --      13,986         784       4,880       7,140            118
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio shares redeemed                                  1,459         461          --         276          31            156
------------------------------------------------------------------------------------------------------------------------------------
  Dividends                                                    243          --          --          --          --             --
------------------------------------------------------------------------------------------------------------------------------------
  Management fee                                                41         359         194         278          39            125
------------------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                                               3          43          14          11          11             43
------------------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                      51          28          17          22           9             73
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                        1,797      14,877       1,009       5,467       7,230            515
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $100,143     786,996     391,664     563,016      86,682        200,046
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Paid-in capital                                           $100,143     573,376     374,467     427,851      75,198        154,007
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on
investments and foreign currency transactions                   --     110,353     (19,220)     90,779      (5,177)         6,511
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in
foreign currencies                                              --      78,973      12,389      39,066       2,398         36,247
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                             --      24,294      24,028       5,320      14,263          3,281
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $100,143     786,996     391,664     563,016      86,682        200,046
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                         100,143     278,859     302,191     187,617      71,799        123,869
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE (net assets / shares outstanding)                      $1.00       2.822       1.296       3.001       1.207          1.615
------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

     KEMPER       KEMPER                  KEMPER
      SMALL     INVESTMENT                 SMALL      KEMPER                                              KEMPER      KEMPER
       CAP        GRADE       KEMPER        CAP       VALUE+       KEMPER        KEMPER       KEMPER       BLUE       GLOBAL
     GROWTH        BOND        VALUE       VALUE      GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5     CHIP       INCOME
    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------




     135,629      15,044      164,658     75,583      69,939       16,886        22,276       14,002      20,327       2,002
------------------------------------------------------------------------------------------------------------------------------
       2,562         205            1        517         390          200           100          211         635          71
------------------------------------------------------------------------------------------------------------------------------

          --          --           --         16          --           --            --           --          --          40
------------------------------------------------------------------------------------------------------------------------------
         149          89          341        101         149           --           106          102          64          --
------------------------------------------------------------------------------------------------------------------------------
          78         180          256         63          86           65           166          104          21          35
------------------------------------------------------------------------------------------------------------------------------
     138,418      15,518      165,256     76,280      70,564       17,151        22,648       14,419      21,047       2,148
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

         917          --        2,648         --       1,353          439            --          145       2,612          --
------------------------------------------------------------------------------------------------------------------------------
           2          --          114        111          68           36            74            1          --          --
------------------------------------------------------------------------------------------------------------------------------
          --          --           --         --          --           --            --           --          --          --
------------------------------------------------------------------------------------------------------------------------------
          71           7           91         46          42            8            11            7           8           1
------------------------------------------------------------------------------------------------------------------------------

           8          --            1         --          --           --             1           --           6          --
------------------------------------------------------------------------------------------------------------------------------
           5           7           22         15           7            9             9            8          --           2
------------------------------------------------------------------------------------------------------------------------------
       1,003          14        2,876        172       1,470          492            95          161       2,626           3
------------------------------------------------------------------------------------------------------------------------------
     137,415      15,504      162,380     76,108      69,094       16,659        22,553       14,258      18,421       2,145
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
     101,213      14,003      139,101     68,517      62,295       14,671        20,138       12,920      17,745       2,076
------------------------------------------------------------------------------------------------------------------------------

      24,803         141        4,245        605       2,052          578           519          214        (134)         22
------------------------------------------------------------------------------------------------------------------------------


      10,755         153       14,992      6,059       4,223        1,131         1,159          469         536         (24)
------------------------------------------------------------------------------------------------------------------------------
         644       1,207        4,042        927         524          279           737          655         274          71
------------------------------------------------------------------------------------------------------------------------------
     137,415      15,504      162,380     76,108      69,094       16,659        22,553       14,258      18,421       2,145
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
      69,790      13,863      107,003     62,003      48,483       12,093        17,502       11,652      16,515       2,085
------------------------------------------------------------------------------------------------------------------------------

       1.969       1.118        1.518      1.227       1.425        1.378         1.289        1.224       1.115       1.029
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                         KEMPER      KEMPER      KEMPER                   KEMPER
                                                          MONEY       TOTAL       HIGH       KEMPER     GOVERNMENT      KEMPER
                                                         MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                        PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
  Interest                                                 $5,678       21,441     32,534         724       6,484            612
----------------------------------------------------------------------------------------------------------------------------------
  Dividends(b)                                                 --        7,613        155       4,868          --          2,432
----------------------------------------------------------------------------------------------------------------------------------
    Total investment income                                 5,678       29,054     32,689       5,592       6,484          3,044
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                              497        4,072      1,991       3,142         460          1,419
----------------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                                     22          129         65          83          47            239
----------------------------------------------------------------------------------------------------------------------------------
  Professional fees                                             9           99         41          66          12             24
----------------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                     24          141         55          97          15             32
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                            552        4,441      2,152       3,388         534          1,714
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       5,126       24,613     30,537       2,204       5,950          1,330
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss) on sales of investments
  and foreign currency transactions                            --      112,547      2,260      91,317           3          8,474
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from futures transactions           --          (68)       (34)         --        (184)            --
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                                   --      112,479      2,226      91,317        (181)         8,474
----------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on
  investments and assets and liabilities in
  foreign currencies                                           --       (3,457)     3,576       6,100       1,376          6,353
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 --      109,022      5,802      97,417       1,195         14,827
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $5,126      133,635     36,339      99,621       7,145         16,157
----------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

(b) Less foreign taxes withheld of $267 in the Kemper International Portfolio.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

  KEMPER       KEMPER                  KEMPER
   SMALL     INVESTMENT                 SMALL      KEMPER                                                              KEMPER
    CAP        GRADE       KEMPER        CAP       VALUE+       KEMPER        KEMPER       KEMPER        KEMPER        GLOBAL
  GROWTH        BOND        VALUE       VALUE      GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5    BLUE CHIP       INCOME
 PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO(a)  PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
     532        535           703         464          69          134           355         297            72            71
--------------------------------------------------------------------------------------------------------------------------------
     357         --         1,865         364         547          101           107          41            63            --
--------------------------------------------------------------------------------------------------------------------------------
     889        535         2,568         828         616          235           462         338           135            71
--------------------------------------------------------------------------------------------------------------------------------
     633         46           604         307         257           56            77          44            27             9
--------------------------------------------------------------------------------------------------------------------------------

      38         15            26          27          24           29            27          26            15             2
--------------------------------------------------------------------------------------------------------------------------------
      10         --             5           3           2            1             1           1            --            --
--------------------------------------------------------------------------------------------------------------------------------
      11         --            15           7           6            1             2           1            --             1
--------------------------------------------------------------------------------------------------------------------------------
     692         61           650         344         289           87           107          72            42            12
--------------------------------------------------------------------------------------------------------------------------------
     197        474         1,918         484         327          148           355         266            93            59
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



  25,239        141         4,262         436       1,903          538           530         225          (134)           19
---------------------------------------------------------------------------------------------------------------------------------
      --         --            --         323         148           40           (11)        (11)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  25,239        141         4,262         759       2,051          578           519         214          (134)           19
---------------------------------------------------------------------------------------------------------------------------------


   2,506        152        13,595       5,315       3,585          885           840         375           536           (24)
---------------------------------------------------------------------------------------------------------------------------------
  27,745        293        17,857       6,074       5,636        1,463         1,359         589           402            (5)
---------------------------------------------------------------------------------------------------------------------------------
  27,942        767        19,775       6,558       5,963        1,611         1,714         855           495            54
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)

                                                                      KEMPER                KEMPER
                                                                   MONEY MARKET          TOTAL RETURN
                                                                    PORTFOLIO              PORTFOLIO
                                                                ------------------    -------------------
                                                                  1997       1996       1997       1996
---------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
  Net investment income                                         $  5,126     3,688      24,613     21,518
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                            --      (850)    112,479     86,334
---------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)                    --       850      (3,457)    (4,464)
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               5,126     3,688     133,635    103,388
---------------------------------------------------------------------------------------------------------
Equalization credits (charges)                                        --        --        (285)      (891)
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income                         (5,126)   (3,688)    (21,303)   (22,873)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                 --        --     (87,579)   (20,332)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                   (5,126)   (3,688)   (108,882)   (43,205)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions           29,542     9,523      65,426    (22,084)
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           29,542     9,523      89,894     37,208
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------

Beginning of year                                                 70,601    61,078     697,102    659,894
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                     $100,143    70,601     786,996    697,102
---------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR              $     --        --      24,294     21,298
---------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                           KEMPER                KEMPER                KEMPER
                                                      INVESTMENT GRADE            VALUE               SMALL CAP
                                                       BOND PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO
                                                     -------------------   -------------------   -------------------
                                                       YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1
                                                      ENDED        TO       ENDED        TO       ENDED        TO
                                                     DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                                       1997       1996       1997       1996       1997       1996
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------
  Net investment income                              $   474        30       1,918        143        484        102
--------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                               141         2       4,262        181        759       (154)
--------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)       152         1      13,595      1,397      5,315        744
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     767        33      19,775      1,721      6,558        692
--------------------------------------------------------------------------------------------------------------------
Equalization credits                                     713        29       2,045        127        505         70
--------------------------------------------------------------------------------------------------------------------
Distribution from net investment income                  (41)       --        (389)        --       (234)        --
--------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions          12,067     1,836     119,644     19,357     55,972     12,445
--------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                          13,506     1,898     141,075     21,205     62,801     13,207
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Beginning of period                                    1,998       100      21,305        100     13,307        100
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                        $15,504     1,998     162,380     21,305     76,108     13,307
--------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
INCOME AT END OF PERIOD                              $ 1,207        59       4,042        270        927        172
--------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

         KEMPER               KEMPER                KEMPER               KEMPER              KEMPER
       HIGH YIELD             GROWTH              GOVERNMENT          INTERNATIONAL        SMALL CAP
        PORTFOLIO           PORTFOLIO        SECURITIES PORTFOLIO       PORTFOLIO       GROWTH PORTFOLIO
    -----------------   ------------------   --------------------   -----------------   ----------------
     1997      1996       1997      1996       1997       1996       1997      1996      1997      1996
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
     30,537    25,297      2,204     4,160     5,950       6,259      1,330     1,388       197       79
--------------------------------------------------------------------------------------------------------
      2,226       711     91,317   111,045      (181)       (527)     8,474     7,804    25,239    8,533
--------------------------------------------------------------------------------------------------------
      3,576     9,092      6,100   (29,470)    1,376      (3,644)     6,353    14,086     2,506    3,586
--------------------------------------------------------------------------------------------------------
     36,339    35,100     99,621    85,735     7,145       2,088     16,157    23,278    27,942   12,198
--------------------------------------------------------------------------------------------------------
        633    (2,891)     1,028       409        17      (1,240)       101      (121)      100      138
--------------------------------------------------------------------------------------------------------
    (25,931)  (24,806)    (2,753)   (5,021)   (6,694)     (6,507)    (2,135)   (2,012)     (445)      --
--------------------------------------------------------------------------------------------------------
         --        --   (111,508)  (58,999)       --          --     (7,472)   (1,044)   (8,458)  (1,209)
--------------------------------------------------------------------------------------------------------
    (25,931)  (24,806)  (114,261)  (64,020)   (6,694)     (6,507)    (9,607)   (3,056)   (8,903)  (1,209)
--------------------------------------------------------------------------------------------------------
     91,308    24,535     89,145    50,826     1,900      (5,212)    29,920     8,893    49,139   22,637
--------------------------------------------------------------------------------------------------------
    102,349    31,938     75,533    72,950     2,368     (10,871)    36,571    28,994    68,278   33,764
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

    289,315   257,377    487,483   414,533    84,314      95,185    163,475   134,481    69,137   35,373
--------------------------------------------------------------------------------------------------------
    391,664   289,315    563,016   487,483    86,682      84,314    200,046   163,475   137,415   69,137
--------------------------------------------------------------------------------------------------------
     24,028    18,803      5,320     5,752    14,263      15,002      3,281     2,739       644      444
--------------------------------------------------------------------------------------------------------

                                                                                                          KEMPER
          KEMPER                KEMPER                KEMPER                KEMPER            KEMPER      GLOBAL
          VALUE+              HORIZON 20+           HORIZON 10+            HORIZON 5        BLUE CHIP     INCOME
     GROWTH PORTFOLIO          PORTFOLIO             PORTFOLIO             PORTFOLIO        PORTFOLIO    PORTFOLIO
    -------------------   -------------------   -------------------   -------------------   ----------   ---------
      YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1      FOR THE PERIOD MAY 1
     ENDED        TO       ENDED        TO       ENDED        TO       ENDED        TO         (COMMENCEMENT OF
    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,       OPERATIONS) TO
      1997       1996       1997       1996       1997       1996       1997       1996       DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------

        327         28        148        18         355        50         266         29          93          59
------------------------------------------------------------------------------------------------------------------
      2,051         61        578        11         519         6         214          2        (134)         19
------------------------------------------------------------------------------------------------------------------
      3,585        638        885       246         840       319         375         94         536         (24)
------------------------------------------------------------------------------------------------------------------

      5,963        727      1,611       275       1,714       375         855        125         495          54
------------------------------------------------------------------------------------------------------------------
        233         41        138        21         358        44         376         25         181          15
------------------------------------------------------------------------------------------------------------------
       (165)        --        (57)       --         (76)       --         (43)        --          --          --
------------------------------------------------------------------------------------------------------------------
     52,867      9,328     11,208     3,363      14,830     5,208      10,536      2,284      17,645       1,976
------------------------------------------------------------------------------------------------------------------
     58,898     10,096     12,900     3,659      16,826     5,627      11,724      2,434      18,321       2,045
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

     10,196        100      3,759       100       5,727       100       2,534        100         100         100
------------------------------------------------------------------------------------------------------------------
     69,094     10,196     16,659     3,759      22,553     5,727      14,258      2,534      18,421       2,145
------------------------------------------------------------------------------------------------------------------

        524         69        279        39         737        94         655         54         274          71
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Investors Fund Series (the "Fund") is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts. The Fund offers sixteen Portfolios.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. The securities of the Portfolios (excluding the Kemper Money Market Portfolio) that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. All other securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon prices provided by market makers.
                             Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             The securities of the Kemper Money Market Portfolio are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. Dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. Dollars at the mean between the bid and offered quotations of such currencies against the U.S. Dollar as last quoted by a recognized dealer. If such quotations are not readily available, the rates of exchange are determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. Dollars at the rates of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with the net realized and unrealized gain (loss) on investments.

NOTES TO FINANCIAL STATEMENTS

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities and money market instruments. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             Several of the Portfolios may purchase securities with delivery or payment to occur at a later date. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 1997, the Kemper Government Securities Portfolio had $7,140,000 of purchase commitments outstanding (8% of net assets) with a corresponding amount of assets segregated.

                             EXPENSES. Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION. Shares of each Portfolio of the Fund are offered on a continuous basis to the separate accounts of participating insurance companies where permitted by law. On each day the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share
                             (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange for all Portfolios, and additionally at 11:00 a.m. Chicago time for the Kemper Money Market Portfolio. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value for the International Portfolio does not take place contemporaneously with the determination of prices of the Fund's foreign securities.

                             FEDERAL INCOME TAXES. Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at December 31, 1997 amounted to approximately $19,205,000 in the Kemper High Yield Portfolio, $4,613,000 in the Kemper Government Securities Portfolio and $134,000 in the Kemper Blue Chip Portfolio. These losses are available to offset future taxable gains in the respective Portfolios and, if not applied, expire during the period 1998 through 2006.

                             DIVIDENDS TO SHAREHOLDERS. All Portfolios, except the Kemper Money Market Portfolio, declare and pay dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. The Kemper Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly.

                             Shareholders receive dividends in additional shares.

NOTES TO FINANCIAL STATEMENTS

                             Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions, if applicable.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares in all Portfolios except the Kemper Money Market Portfolio is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's
                             Board of Trustees and by the Fund's shareholders.
                             The new management agreement, which is effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the name of the Fund's principal underwriter was changed to Kemper
                             Distributors, Inc. (KDI).

                             MANAGEMENT AGREEMENT. Under the Fund's management agreement with Scudder Kemper, the Fund pays a fee based on average daily net assets of each Portfolio at an annual rate of .50% for the Kemper Money Market Portfolio, .55% for the Kemper Total Return and Kemper Government Securities Portfolios, .60% for the Kemper High Yield, Kemper Growth, Kemper Investment Grade Bond, Kemper Horizon 20+, Kemper Horizon 10+ and Kemper Horizon 5 Portfolios, .65% for the Kemper Small Cap Growth and Kemper Blue Chip Portfolios and .75% for the Kemper International, Kemper Value, Kemper Small Cap Value, Kemper Value+Growth, and Kemper Global Income Portfolios. For the year ended December 31, 1997, the Fund incurred aggregate management fees of $13,641,000.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended December 31, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $270,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended December 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                            PROCEEDS
                                                PORTFOLIO                      PURCHASES   FROM SALES
                                                ---------                      ---------   ----------
                             Kemper Total Return                               $924,037     $974,976
                             Kemper High Yield                                  433,435      366,542
                             Kemper Growth                                      889,985      880,277
                             Kemper Government Securities                       167,936      175,356
                             Kemper International                               142,813      141,889
                             Kemper Small Cap Growth                            322,045      288,496
                             Kemper Investment Grade Bond                        25,315       17,117
                             Kemper Value                                       132,750       35,490
                             Kemper Small Cap Value                              46,681        8,195
                             Kemper Value+Growth                                 70,781       17,297
                             Kemper Horizon 20+                                  18,709        7,316
                             Kemper Horizon 10+                                  24,197        8,888
                             Kemper Horizon 5                                    17,553        6,555

                             For the period from May 1, 1997 to December 31, 1997, investment transactions (excluding short-term investments) are as follows (in thousands):

                                                                                            PROCEEDS
                                                PORTFOLIO                      PURCHASES   FROM SALES
                                                ---------                      ---------   ----------
                             Kemper Blue Chip                                  $ 18,803     $  3,267
                             Kemper Global Income                                 4,847        2,804

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of each Portfolio of the Fund (in thousands):

                                                                        YEAR ENDED DECEMBER 31,
                                                                     1997                     1996
                                                             ---------------------    ---------------------
                                                              SHARES      AMOUNT       SHARES      AMOUNT
                             ------------------------------------------------------------------------------
                              KEMPER MONEY MARKET PORTFOLIO
                             ------------------------------------------------------------------------------
                              Shares sold                     279,361    $ 279,361     149,223    $ 149,223
                             ------------------------------------------------------------------------------
                              Shares issued in reinvestment
                              of dividends                      5,015        5,015       3,704        3,704
                             ------------------------------------------------------------------------------
                                                              284,376      284,376     152,927      152,927
                             ------------------------------------------------------------------------------
                              Shares redeemed                (254,834)    (254,834)   (143,404)    (143,404)
                             ------------------------------------------------------------------------------
                              Net increase from capital
                              share transactions               29,542    $  29,542       9,523    $   9,523
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              KEMPER TOTAL RETURN PORTFOLIO
                             ------------------------------------------------------------------------------
                              Shares sold                      20,361    $  52,952      36,913    $  94,083
                             ------------------------------------------------------------------------------
                              Shares issued in reinvestment
                              of dividends                     46,559      108,883      17,682       43,205
                             ------------------------------------------------------------------------------
                                                               66,920      161,835      54,595      137,288
                             ------------------------------------------------------------------------------
                              Shares redeemed                 (35,664)     (96,409)    (62,870)    (159,372)
                             ------------------------------------------------------------------------------
                              Net increase (decrease) from
                              capital share transactions       31,256    $  65,426      (8,275)   $ (22,804)
                             ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                                                1997                    1996
                                                                        ---------------------------------------------
                                                                        SHARES      AMOUNT       SHARES      AMOUNT
                                       ------------------------------------------------------------------------------
                                        KEMPER HIGH YIELD PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                     153,373    $ 184,650     101,227    $ 118,182
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                     22,228       25,931      21,456       24,806
                                       ------------------------------------------------------------------------------
                                                                        175,601      210,581     122,683      142,988
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                 (99,314)    (119,273)   (101,236)    (118,453)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital
                                        share transactions               76,287    $  91,308      21,447    $  24,535
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        KEMPER GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                      17,325    $  49,729      33,305    $ 104,951
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                     49,988      114,261      22,196       64,020
                                       ------------------------------------------------------------------------------
                                                                         67,313      163,990      55,501      168,971
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                 (24,302)     (74,845)    (37,981)    (118,145)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital
                                        share transactions               43,011    $  89,145      17,520    $  50,826
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        KEMPER GOVERNMENT SECURITIES PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                      17,121    $  16,263      11,632    $  10,799
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                      5,997        6,694       5,657        6,507
                                       ------------------------------------------------------------------------------
                                                                         23,118       22,957      17,289       17,306
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                 (21,158)     (21,057)    (22,442)     (22,518)
                                       ------------------------------------------------------------------------------
                                        Net increase (decrease) from
                                        capital share transactions        1,960    $   1,900      (5,153)   $  (5,212)
                                       ------------------------------------------------------------------------------
                                        KEMPER INTERNATIONAL PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                      36,340    $  58,360      41,003    $  59,682
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                      6,447        9,607       2,155        3,056
                                       ------------------------------------------------------------------------------
                                                                         42,787       67,967      43,158       62,738
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                 (23,422)     (38,047)    (36,773)     (53,845)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital
                                        share transactions               19,365    $  29,920       6,385    $   8,893
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                       KEMPER SMALL CAP GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                      34,187    $  62,047      28,558    $  43,316
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                      6,358        8,904         840        1,209
                                       ------------------------------------------------------------------------------
                                                                         40,545       70,951      29,398       44,525
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                 (11,990)     (21,812)    (14,446)     (21,888)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital
                                        share transactions               28,555    $  49,139      14,952    $  22,637
                                       ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


                                                                               YEAR ENDED              MAY 1 TO
                                                                            DECEMBER 31, 1997     DECEMBER 31, 1996
                                                                            -----------------     ----------------
                                                                            SHARES     AMOUNT      SHARES    AMOUNT
                                        ---------------------------------------------------------------------------
                                        KEMPER INVESTMENT GRADE BOND PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        Shares sold                          13,271   $ 13,473       1,962   $ 1,970
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                                40         41          --        --
                                       -----------------------------------------------------------------------------
                                                                             13,311     13,514       1,962     1,970
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                      (1,377)    (1,447)       (133)     (134)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         11,934   $ 12,067       1,829   $ 1,836
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER VALUE PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        Shares sold                         100,098   $135,103      18,543   $19,897
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                               324        389          --        --
                                       -----------------------------------------------------------------------------
                                                                            100,422    135,492      18,543    19,897
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                     (11,573)   (15,848)       (489)     (540)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         88,849   $119,644      18,054   $19,357
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER SMALL CAP VALUE PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        Shares sold                          55,160   $ 63,180      13,865   $13,311
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                               239        234          --        --
                                       -----------------------------------------------------------------------------
                                                                             55,399     63,414      13,865    13,311
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                      (6,460)    (7,442)       (901)     (866)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         48,939   $ 55,972      12,964   $12,445
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER VALUE+GROWTH PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        Shares sold                          42,473   $ 56,712       9,367   $ 9,935
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                               161        165          --        --
                                       -----------------------------------------------------------------------------
                                                                             42,634     56,877       9,367     9,935
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                      (3,047)    (4,010)       (571)     (607)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         39,587   $ 52,867       8,796   $ 9,328
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER HORIZON 20+ PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        Shares sold                           9,642   $ 12,277       3,249   $ 3,460
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                                51         56          --        --
                                       -----------------------------------------------------------------------------
                                                                              9,693     12,333       3,249     3,460
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                        (858)    (1,125)        (91)      (97)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                          8,835   $ 11,208       3,158   $ 3,363
                                       -----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                                                                               YEAR ENDED              MAY 1 TO
                                                                            DECEMBER 31, 1997     DECEMBER 31, 1996
                                                                            -----------------     ------------------
                                                                            SHARES     AMOUNT     SHARES      AMOUNT
                                        ----------------------------------------------------------------------------
                                        KEMPER HORIZON 10+ PORTFOLIO
                                        ----------------------------------------------------------------------------
                                        Shares sold                          13,389    $16,073       5,200   $ 5,375
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                                70         75          --        --
                                       -----------------------------------------------------------------------------
                                                                             13,459     16,148       5,200     5,375
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                      (1,099)    (1,318)       (158)     (167)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         12,360    $14,830       5,042   $ 5,208
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER HORIZON 5 PORTFOLIO
                                        ----------------------------------------------------------------------------
                                        Shares sold                          10,209    $11,525       2,326   $ 2,399
                                       -----------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                                40         43          --        --
                                       -----------------------------------------------------------------------------
                                                                             10,249     11,568       2,326     2,399
                                       -----------------------------------------------------------------------------
                                        Shares redeemed                        (910)    (1,032)       (113)     (115)
                                       -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                          9,339    $10,536       2,213   $ 2,284
                                       -----------------------------------------------------------------------------
                                                                                                     MAY 1 TO
                                                                                                DECEMBER 31, 1997
                                                                                                ------------------
                                                                                                SHARES    AMOUNT
                                        --------------------------------------------------------------------------
                                        KEMPER BLUE CHIP PORTFOLIO
                                        --------------------------------------------------------------------------
                                        Shares sold                                               17,303   $18,608
                                       ---------------------------------------------------------------------------
                                        Shares redeemed                                             (888)     (963)
                                       ---------------------------------------------------------------------------
                                        Net increase from capital share transactions              16,415   $17,645
                                       ---------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------
                                        KEMPER GLOBAL INCOME PORTFOLIO
                                        --------------------------------------------------------------------------
                                        Shares sold                                                2,953   $ 2,947
                                       ---------------------------------------------------------------------------
                                        Shares redeemed                                             (968)     (971)
                                       ---------------------------------------------------------------------------
                                        Net increase from capital share transactions               1,985   $ 1,976
                                       ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6    FINANCIAL FUTURES
     CONTRACTS               The Kemper Small Cap Value and Kemper Government
                             Securities Portfolios have entered into exchange traded financial futures contracts in order to take advantage of anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Portfolio enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Portfolios and the broker as the market value of the futures contract fluctuates. At December 31, 1997, the market value of assets pledged by the Portfolios to cover margin requirements for open futures positions were $100,000 and $212,000 for the Kemper Small Cap Value and Kemper Government Securities Portfolios, respectively. The Portfolios also have liquid assets in their portfolios in excess of the face amount of open futures contracts. At December 31, 1997, the Portfolios had the following futures contracts open, with expirations in March, 1998:

                                                                                         FACE                GAIN (LOSS)
                                                PORTFOLIO                TYPE           AMOUNT    POSITION   AT 12/31/97
                                         -------------------------------------------------------------------------------
                                         Kemper Small Cap Value   Russell 2000        $2,666,000   Long       $(18,000)
                                         -------------------------------------------------------------------------------
                                         Kemper Government        U.S. Treasury Note   2,490,000   Long          8,000
                                         Securities               U.S. Treasury Bond     479,000   Long          3,000
                                         -------------------------------------------------------------------------------
                                                                                                              $ 11,000
                                         -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7    FORWARD FOREIGN
     CURRENCY CONTRACTS      In order to protect itself against a decline in the
                             value of a particular foreign currency against the U.S. Dollar, the Kemper Global Income Portfolio has entered into forward contracts to deliver foreign currency in exchange for U.S. Dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain or loss amounts on these contracts are reflected in the accompanying financial statements. The Portfolio also bears the credit risk (which is limited to the unrealized gain, if any) if the counterparty fails to perform under the contract. At December 31, 1997, the Portfolio had the following forward currency contracts outstanding with settlement dates in April and July, 1998:

                                                                                      CONTRACT               UNREALIZED
                                                      FOREIGN CURRENCY               AMOUNT IN             GAIN (LOSS) AT
                                                      TO BE DELIVERED               U.S. DOLLARS              12/31/97
                                          -------------------------------------------------------------------------------
                                          599,000  Australian Dollars                 $421,000                $29,000
                                          -------------------------------------------------------------------------------
                                          100,000  British Pounds                      161,000                 (4,000)
                                          -------------------------------------------------------------------------------
                                          215,000  New Zealand Dollars                 135,000                 12,000
                                          -------------------------------------------------------------------------------
                                                   Net unrealized gain                                        $37,000
                                          -------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 ------------------------------------------------
                                                          KEMPER MONEY MARKET PORTFOLIO
                                                 ------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------
                                                   1997      1996     1995     1994     1993
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $   1.00     1.00     1.00     1.00     1.00
-------------------------------------------------------------------------------------------------
Net investment income and dividends declared          .05      .05      .06      .04      .03
-------------------------------------------------------------------------------------------------
Net asset value, end of year                     $   1.00     1.00     1.00     1.00     1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                         5.25%    5.03     5.66     3.96     2.83
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
Expenses                                              .55%     .60      .55      .53      .56
-------------------------------------------------------------------------------------------------
Net investment income                                5.14%    4.90     5.52     3.95     2.79
-------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)         $100,143   70,601   61,078   83,821   68,177
-------------------------------------------------------------------------------------------------


NOTES TO KEMPER MONEY MARKET PORTFOLIO

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

                                                 ------------------------------------------------
                                                            KEMPER TOTAL RETURN PORTFOLIO
                                                 ------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------
                                                   1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $  2.815     2.579     2.112     2.586     2.473
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .090      .084      .084      .069      .069
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .377      .322      .453     (.313)     .214
-------------------------------------------------------------------------------------------------
Total from investment operations                     .467      .406      .537     (.244)     .283
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .090      .090      .070      .060      .050
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .370      .080        --      .170      .120
-------------------------------------------------------------------------------------------------
Total dividends                                      .460      .170      .070      .230      .170
-------------------------------------------------------------------------------------------------
Net asset value, end of year                     $  2.822     2.815     2.579     2.112     2.586
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                        19.96%    16.76     25.97     (9.50)    12.13
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
Expenses                                              .60%      .59       .60       .61       .59
-------------------------------------------------------------------------------------------------
Net investment income                                3.32%     3.21      3.52      3.13      3.19
-------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)         $786,996   697,102   659,894   586,594   643,830
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                               122%       90       118       128       191
-------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December 31,
1997 and 1996 were $.0586 and $.0574, respectively.
-------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                           ----------------------------------------------------
                                                       KEMPER HIGH YIELD PORTFOLIO
                                           ----------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                             1997      1996      1995      1994      1993
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year         $  1.281     1.259     1.185     1.338     1.209
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .116      .120      .125      .116      .120
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .019      .042      .069     (.149)     .109
-----------------------------------------------------------------------------------------------
Total from investment operations               .135      .162      .194     (.033)     .229
-----------------------------------------------------------------------------------------------
Less distribution from net investment
  income                                       .120      .140      .120      .120      .100
-----------------------------------------------------------------------------------------------
Net asset value, end of year               $  1.296     1.281     1.259     1.185     1.338
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                  11.61%    14.06     17.40     (2.25)    20.00
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
Expenses                                        .65%      .65       .65       .65       .63
-----------------------------------------------------------------------------------------------
Net investment income                          9.20%     9.70     10.27      9.49      9.54
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $391,664   289,315   257,377   219,415   233,964
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                          90%       98        90        98        84
-----------------------------------------------------------------------------------------------

                                           ----------------------------------------------------
                                                         KEMPER GROWTH PORTFOLIO
                                           ----------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                             1997      1996      1995      1994      1993
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year         $  3.371     3.262     2.665     2.935     2.631
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .012      .030      .034      .018      .004
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .448      .589      .793     (.138)     .370
-----------------------------------------------------------------------------------------------
Total from investment operations               .460      .619      .827     (.120)     .374
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .020      .040      .010        --      .010
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain          .810      .470      .220      .150      .060
-----------------------------------------------------------------------------------------------
Total dividends                                .830      .510      .230      .150      .070
-----------------------------------------------------------------------------------------------
Net asset value, end of year               $  3.001     3.371     3.262     2.665     2.935
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                  21.34%    21.63     32.97     (4.02)    14.63
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
Expenses                                        .65%      .64       .64       .66       .64
-----------------------------------------------------------------------------------------------
Net investment income                           .42%      .94      1.15       .69       .30
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $563,016   487,483   414,533   321,708   284,461
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                         170%      175        88       106        78
-----------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December 31,
1997 and 1996 were $.0590 and $.0558, respectively.
-----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------------------
                                                 KEMPER GOVERNMENT SECURITIES PORTFOLIO
                                           ---------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                            1997      1996      1995      1994      1993
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of year         $ 1.207     1.269     1.142     1.267     1.277
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .084      .085      .084      .067      .060
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .016     (.057)     .123     (.102)     .020
----------------------------------------------------------------------------------------------
Total from investment operations              .100      .028      .207     (.035)     .080
----------------------------------------------------------------------------------------------
Less dividends
  Distribution from net investment income     .100      .090      .080      .060      .060
----------------------------------------------------------------------------------------------
  Distribution from net realized gain           --        --        --      .030      .030
----------------------------------------------------------------------------------------------
Total dividends                               .100      .090      .080      .090      .090
----------------------------------------------------------------------------------------------
Net asset value, end of year               $ 1.207     1.207     1.269     1.142     1.267
----------------------------------------------------------------------------------------------
TOTAL RETURN                                  8.96%     2.56     18.98     (2.74)     6.48
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
Expenses                                       .64%      .66       .65       .63       .60
----------------------------------------------------------------------------------------------
Net investment income                         7.12%     7.09      7.08      5.69      5.05
----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $86,682    84,314    95,185    95,782   121,912
----------------------------------------------------------------------------------------------
Portfolio turnover rate                        179%      325       275       606       534
----------------------------------------------------------------------------------------------

                                           ---------------------------------------------------
                                                     KEMPER INTERNATIONAL PORTFOLIO
                                           ---------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                            1997      1996      1995      1994      1993
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of year         $ 1.564     1.371     1.244     1.306      .993
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .011      .011      .018      .009      .010
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .130      .212      .139     (.056)     .313
----------------------------------------------------------------------------------------------
Total from investment operations              .141      .223      .157     (.047)     .323
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .020      .020      .010        --      .009
----------------------------------------------------------------------------------------------
  Distribution from net realized gain         .070      .010      .020      .015      .001
----------------------------------------------------------------------------------------------
Total dividends                               .090      .030      .030      .015      .010
----------------------------------------------------------------------------------------------
Net asset value, end of year               $ 1.615     1.564     1.371     1.244     1.306
----------------------------------------------------------------------------------------------
TOTAL RETURN                                  9.46%    16.49     12.83     (3.59)    32.83
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
Expenses                                       .91%      .96       .92       .93       .92
----------------------------------------------------------------------------------------------
Net investment income                          .71%      .89      1.39       .74       .86
----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $200,046  163,475   134,481   122,710    88,880
----------------------------------------------------------------------------------------------
Portfolio turnover rate                         79%       87       126       107       116
----------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December 31,
1997 and 1996 were $.0142 and $.0183, respectively. Foreign commissions usually are lower than
U.S. commissions where expressed as cents per share due to the lower per share price of many
non-U.S. securities.
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           -----------------------------------------------
                                                  KEMPER SMALL CAP GROWTH PORTFOLIO
                                           -----------------------------------------------
                                            YEAR ENDED DECEMBER 31,       MAY 2 TO
                                           --------------------------   DECEMBER 31,
                                             1997      1996     1995        1994
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.677    1.346    1.039       1.000
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .004     .002     .005        .008
------------------------------------------------------------------------------------------
  Net realized and unrealized gain             .488     .369     .307        .031
------------------------------------------------------------------------------------------
Total from investment operations               .492     .371     .312        .039
------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .010       --     .005          --
------------------------------------------------------------------------------------------
  Distribution from net realized gain          .190     .040       --          --
------------------------------------------------------------------------------------------
Total dividends                                .200     .040     .005          --
------------------------------------------------------------------------------------------
Net asset value, end of period             $  1.969    1.677    1.346       1.039
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 34.20%   28.04    30.07        3.95
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------
Expenses                                        .71%     .75      .87        1.25
------------------------------------------------------------------------------------------
Net investment income                           .20%     .15      .42         .91
------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $137,415   69,137   35,373      12,909
------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)            330%     156       81          58
------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the years ended December
31, 1997 and 1996 were $.0579 and $.0570, respectively.
------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                KEMPER                KEMPER                KEMPER                KEMPER
                                           INVESTMENT GRADE            VALUE               SMALL CAP              VALUE+
                                            BOND PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO      GROWTH PORTFOLIO
                                          -------------------   -------------------   -------------------   -------------------
                                            YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1
                                           ENDED        TO       ENDED        TO       ENDED        TO       ENDED        TO
                                          DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                            1997       1996       1997       1996       1997       1996       1997       1996
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.036     1.000       1.174      1.000      1.019      1.000      1.146      1.000
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .066      .031        .031       .015       .012       .013       .012       .008
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .026      .005        .323       .159       .206       .006       .277       .138
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .092      .036        .354       .174       .218       .019       .289       .146
-------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment
income                                       .010        --        .010         --       .010         --       .010         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.118     1.036       1.518      1.174      1.227      1.019      1.425      1.146
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                9.04%     3.57       30.38      17.36      21.73       1.86      25.47      14.60
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                      .80%      .87         .80        .90        .84        .90        .84        .90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        6.23%     4.93        2.38       2.42       1.18       2.25        .95        .97
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                      .80%      .87         .80        .92        .84        .92        .84       1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        6.23%     4.93        2.38       2.40       1.18       2.23        .95        .86
-------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                $15,504     1,998     162,380     21,305     76,108     13,307     69,094     10,196
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)          311%       75          46         57         22         61         50         25
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on
stock transactions                             NA        NA      $.0561      .0500      .0533      .0500      .0591      .0596
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

          KEMPER                KEMPER                KEMPER           KEMPER        KEMPER
        HORIZON 20+           HORIZON 10+            HORIZON 5        BLUE CHIP   GLOBAL INCOME
         PORTFOLIO             PORTFOLIO             PORTFOLIO        PORTFOLIO     PORTFOLIO
    -------------------   -------------------   -------------------   -------------------------
      YEAR      MAY 1       YEAR      MAY 1       YEAR      MAY 1       FOR THE PERIOD MAY 1
     ENDED        TO       ENDED        TO       ENDED        TO          (COMMENCEMENT OF
    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,        OPERATIONS) TO
      1997       1996       1997       1996       1997       1996         DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
      1.154     1.000       1.114     1.000       1.096     1.000       1.000         1.000
-----------------------------------------------------------------------------------------------
       .020      .012        .034      .018        .043      .023        .017          .036
-----------------------------------------------------------------------------------------------
       .214      .142        .151      .096        .095      .073        .098         (.007)
-----------------------------------------------------------------------------------------------
       .234      .154        .185      .114        .138      .096        .115          .029
-----------------------------------------------------------------------------------------------
       .010        --        .010        --        .010        --          --            --
-----------------------------------------------------------------------------------------------
      1.378     1.154       1.289     1.114       1.224     1.096       1.115         1.029
-----------------------------------------------------------------------------------------------
      20.48     15.37       16.77     11.37       12.70      9.59       11.54          2.87
        .93       .81         .83       .78         .97       .83         .95          1.10
-----------------------------------------------------------------------------------------------
       1.58      1.71        2.77      2.69        3.63      3.60        2.07          5.36
-----------------------------------------------------------------------------------------------
        .93      1.13         .83      1.01         .97      1.01         .95          1.10
-----------------------------------------------------------------------------------------------
       1.58      1.39        2.77      2.46        3.63      3.42        2.07          5.36
-----------------------------------------------------------------------------------------------
     16,659     3,759      22,553     5,727      14,258     2,534      18,421         2,145
-----------------------------------------------------------------------------------------------
         75        60          67        76          89        13          78           290
-----------------------------------------------------------------------------------------------
      .0517     .0458       .0501     .0455       .0525     .0490       .0597            NA
-----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS                                                      VALUE
--------------------------------------------------------------------------------
BANKING--4.4%
--------------------------------------------------------------------------------
                              Credit Lyonnais, N.A., Inc.
                                5.78%, 1/20/98                         $  1,994
                              Swiss Bank Corp.
                                5.75%, 2/20/98                            2,500
                              --------------------------------------------------
                                                                          4,494
--------------------------------------------------------------------------------
BUSINESS LOANS--24.8%
--------------------------------------------------------------------------------
                              Broadway Capital Corp.
                                5.78%, 1/26/98                            2,988
                              Eureka Securitization, Inc.
                                5.86%, 2/24/98                            2,974
                              First Brands Corp.
                                5.82%, 1/29/98                            2,987
                              Jet Funding Corp.
                                5.84%, 2/2/98                             1,990
                              Preferred Receivables Funding Corp.
                                5.90%, 1/23/98                            2,989
                              Sheffield Receivables Corp.
                                5.89%, 2/6/98                             2,983
                              Thunder Bay Funding, Inc.
                                5.93%, 2/13/98                            2,979
                              Windmill Funding Corp.
                                5.84%, 3/26/98                            2,960
                              Working Capital Management Co., L.P.
                                6.28%, 2/25/98                            1,981
                              --------------------------------------------------
                                                                         24,831
--------------------------------------------------------------------------------
CAPITAL AND EQUIPMENT
LENDING--12.9%
--------------------------------------------------------------------------------
                              BTM Capital Corp.
                                5.79%, 1/26/98                            1,992
                              Eiger Capital Corp.
                                5.84%, 2/13/98                            2,979
                              Golden Manager's Acceptance Corp.
                                5.90%, 1/23/98                            2,989
                              IBM Credit Corp.
                                5.71%, 1/14/98                            2,495
                           (a)Sanwa Business Credit Corp.
                                5.98%, 1/16/98                            2,500
                              --------------------------------------------------
                                                                         12,955
--------------------------------------------------------------------------------
CAPTIVE BUSINESS
LENDING--7.0%
--------------------------------------------------------------------------------
                           (a)FINOVA Capital Corp.
                                6.03%, 1/13/98                            2,000
                              Girsa Funding Corp.
                                5.86%, 2/2/98                             1,990
                              Sony Capital Corp.
                                5.89%, 1/7/98                             2,997
                              --------------------------------------------------
                                                                          6,987
--------------------------------------------------------------------------------
CONSUMER LENDING--6.0%
--------------------------------------------------------------------------------
                           (a)Countrywide Home Loans
                                6.16%, 1/23/98                         $  2,001
                              NS Finance, Inc.
                                6.07%, 1/29/98                              995
                              Transamerica Finance Corp.
                                5.77%, 1/29/98                            2,987
                              --------------------------------------------------
                                                                          5,983
--------------------------------------------------------------------------------
DIVERSIFIED FINANCE--8.9%
--------------------------------------------------------------------------------
                              Dynamic Funding Corp.
                                6.08%, 2/4/98                             2,983
                              Old Line Funding Corp.
                                5.94%, 1/21/98                            2,990
                              Xerox Credit Corp.
                                5.78%, 1/13/98                            2,994
                              --------------------------------------------------
                                                                          8,967
--------------------------------------------------------------------------------
FINANCIAL SERVICES--12.0%
--------------------------------------------------------------------------------
                           (a)Bear Stearns Cos., Inc.
                                5.96%, 1/20/98                            2,000
                           (a)Goldman Sachs Group, L.P.
                                5.85%, 1/12/98                            2,000
                        (a)(b)Lehman Brothers Holdings, Inc.
                                5.95%, 1/21/98                            2,000
                           (a)Merrill Lynch & Co., Inc.
                                5.96%, 1/5/98                             2,000
                           (a)Morgan Stanley, Dean Witter,
                              Discover & Co.
                                 5.93%, 1/20/98                           2,000
                              Nomura Holding America, Inc.
                                 5.78%, 1/20/98                           1,994
                              --------------------------------------------------
                                                                         11,994
--------------------------------------------------------------------------------
 HEALTH CARE--3.0%
--------------------------------------------------------------------------------
                              A.H. Robins Co., Inc.
                                5.81%, 1/28/98                            2,987
                              --------------------------------------------------
--------------------------------------------------------------------------------
MANUFACTURING/
INDUSTRIAL--3.0%
--------------------------------------------------------------------------------
                              Du Pont de Nemours and Co.
                                5.79%, 1/16/98                            2,993
                              --------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
                                                                         VALUE
--------------------------------------------------------------------------------
UTILITIES--6.0%
--------------------------------------------------------------------------------
                              Frontier Corp.
                                6.16%, 1/14/98                         $  2,993
                              MCI Communications Corp.
                                5.84%, 2/17/98                            2,977
                              --------------------------------------------------
                                                                          5,970
                              --------------------------------------------------
--------------------------------------------------------------------------------
                              TOTAL CORPORATE
                              OBLIGATIONS--88.0%
                              (AVERAGE MATURITY: 38 DAYS)                88,161
                              --------------------------------------------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT AND BANK NOTES
--------------------------------------------------------------------------------
                           (a)Bank One
                                5.88%, 1/6/98                             1,999
                           (a)Comerica Bank
                                5.67%, 1/2/98                             2,000
                           (a)CoreStates Bank, N.A.
                                5.97%, 1/5/98                             1,000
                           (a)Mellon Bank Corp.
                                5.68%, 2/9/98                             1,999
                           (a)Morgan Guaranty Trust Co. of New York
                                5.63%, 1/2/98                             2,000
                           (a)PNC Bank Corp.
                                5.62%, 1/2/98                             2,000
                              --------------------------------------------------
                              TOTAL CERTIFICATES
                              OF DEPOSIT AND BANK NOTES--11.0%
                              (AVERAGE MATURITY: 18 DAYS)                10,998
                              --------------------------------------------------
                              TOTAL INVESTMENTS--99.0%
                              (AVERAGE MATURITY: 35 DAYS)                99,159
                              --------------------------------------------------
                              CASH AND OTHER ASSETS, LESS
                              LIABILITIES--1.0%                             984
                              --------------------------------------------------
                              NET ASSETS -- 100%                       $100,143
                              --------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER MONEY MARKET PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at December 31, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 2.0% of net assets at December 31, 1997.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF
        GOVERNMENT OBLIGATIONS                            SHARES      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
--------------------------------------------------------------------------------
     7.75%, 2000                                           6,000    $  6,242
     6.375%, 2000                                          1,000       1,013
     7.875%, 2001                                          7,000       7,486
     7.75%, 2001                                           9,000       9,520
     6.625%, 2002                                          3,340       3,450
     6.25%, 2003                                           9,150       9,357
     7.25%, 2004                                           1,750       1,888
     5.875%, 2004                                            175         177
     6.625%, 2007                                            275         291
     6.125%, 2007                                          4,525       4,651
     ---------------------------------------------------------------------------
                                                                      44,075
--------------------------------------------------------------------------------
U.S. TREASURY BONDS
--------------------------------------------------------------------------------
     10.75%, 2003                                       $  4,265       5,215
     10.75%, 2005                                         10,495      13,648
     10.375%, 2009                                         4,865       6,081
     9.125%, 2009                                          4,870       5,693
     13.875%, 2011                                        16,180      24,616
     12.00%, 2013                                          1,800       2,653
     10.625%, 2015                                        23,300      35,015
     8.75%, 2020                                           4,000       5,335
     6.50%, 2026                                           3,100       3,310
     6.00%, 2026                                           1,030       1,029
     6.625%, 2027                                          1,900       2,063
     6.375%, 2027                                            700         739
     6.125%, 2027                                          9,100       9,353
     ---------------------------------------------------------------------------
                                                                     114,750
--------------------------------------------------------------------------------
PROVINCE OF QUEBEC, CANADA
--------------------------------------------------------------------------------
     8.625%, 2005                                          1,500       1,687
     ---------------------------------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--20.4%
     (Cost: $156,012)                                                160,512
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
     COMMON STOCKS
--------------------------------------------------------------------------------
BASIC INDUSTRIES--1.9%
--------------------------------------------------------------------------------
     Crown Cork & Seal Co.                               100,000 shs.  5,012
     Ferro Corp.                                         175,000       4,255
     Rhone-Poulenc Rorer, ADS
        and warrants                                     135,600       3,229
     W.R. Grace & Co.                                     35,000       2,815
     ---------------------------------------------------------------------------
                                                                      15,311
--------------------------------------------------------------------------------
CAPITAL GOODS--5.5%
--------------------------------------------------------------------------------
     B.F. Goodrich Co.                                   250,000      10,359
     Emerson Electric Co.                                100,000       5,644
     General Electric Co.                                180,000      13,207
     General Motors Corp.                                 80,000       2,955
     Raytheon Co.                                         44,992       2,219
     Sundstrand Corp.                                     75,000       3,778
     Technip, S.A.                                         3,468         368
     York International Corp.                            120,000       4,748
     ---------------------------------------------------------------------------
                                                                      43,278
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                         SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--9.0%
--------------------------------------------------------------------------------
     Carnival Corp.                                       44,000    $  2,437
(b)  Consolidated Stores Corp.                           117,500       5,163
     CVS Corp.                                            70,000       4,484
(b)  Federated Department Stores                          90,000       3,876
     Hilton Hotels Corp.                                 100,000       2,975
     Honeywell, Inc.                                      50,000       3,425
     Hudson's Bay Co.                                     10,200         227
     J.C. Penney Co.                                      20,000       1,206
     May Department Stores Co.                            72,000       3,794
     Philip Morris Cos.                                  180,000       8,156
     PPG Industries                                       90,000       5,140
     R. R. Donnelley & Sons Co.                          200,000       7,450
     Sears, Roebuck & Co.                                160,000       7,240
     Time Warner, Inc.                                   120,000       7,440
(b)  Toys R Us                                           100,000       3,144
     Tribune Co.                                          40,000       2,490
     Wm. Wrigley Jr. Co.                                  28,900       2,299
     ---------------------------------------------------------------------------
                                                                      70,946
--------------------------------------------------------------------------------
CONSUMER DURABLES--2.1%
--------------------------------------------------------------------------------
     Federal-Mogul Corp.                                  80,000       3,240
     Leggett & Platt, Inc.                               120,000       5,025
     Stanley Works                                       170,000       8,022
     ---------------------------------------------------------------------------
                                                                      16,287
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
--------------------------------------------------------------------------------
     CPC International                                    55,000       5,940
     General Mills                                        50,000       3,581
     H.J. Heinz Co.                                       60,000       3,049
     International Flavors &
     Fragrances                                           80,000       4,120
     Kimberly-Clark Corp.                                 80,000       3,945
     PepsiCo                                             145,000       5,283
     RJR Nabisco Holdings Corp.                           50,000       1,875
     Sara Lee Corp.                                       90,000       5,068
     Seagram Company, Ltd.                                80,000       2,585
     Unilever, N.V., ADR                                 120,000       7,493
     ---------------------------------------------------------------------------
                                                                      42,939
--------------------------------------------------------------------------------
ENERGY--2.8%
--------------------------------------------------------------------------------
     AMOCO Corp.                                          25,000       2,128
     Baker Hughes, Inc.                                   60,000       2,618
     Chevron Corp.                                        60,000       4,620
     Exxon Corp.                                          83,200       5,091
     Mobil Corp.                                          70,000       5,053
     Petro-Canada                                         12,900         237
     Royal Dutch Petroleum                                40,000       2,168
     ---------------------------------------------------------------------------
                                                                      21,915
--------------------------------------------------------------------------------
FINANCE--8.1%
--------------------------------------------------------------------------------
     ADVANTA Corp.                                       101,700       2,581
     Allstate Corp.                                       40,000       3,635
     American Express Co.                                 45,000       4,016
     American General Corp.                              100,000       5,406

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------
                                         NUMBER OF
                                          SHARES               VALUE
----------------------------------------------------------------------
FINANCE--CONTINUED
----------------------------------------------------------------------
     AmSouth Bancorporation                50,000           $  2,716
     Beneficial Corp.                      60,000              4,988
     Compass Bancshares                    20,000                875
     First Union Corp.                     45,900              2,352
     H.F. Ahmanson & Co.                   25,000              1,673
     Hibernia Corp.                        50,000                941
     Household International               45,000              5,740
     Jefferson-Pilot Corp.                 98,600              7,678
     Morgan Stanley, Dean Witter,
       Discover & Co.                     130,000              7,686
     PNC Bank Corp.                        90,000              5,136
     Safeco Corp.                         120,000              5,850
     Summit Bancorp                        54,000              2,876
     -----------------------------------------------------------------
                                                              64,149
----------------------------------------------------------------------
HEALTH CARE--9.6%
----------------------------------------------------------------------
     Abbott Laboratories                  120,000              7,868
     ALZA Corp.                           100,000              3,181
     American Home Products Corp.          80,000              6,120
     Betz Laboratories, Inc.               55,000              3,358
     Biomet, Inc.                         190,000              4,869
     Bristol-Myers Squibb Co.              54,000              5,110
(b)  British Biotech, PLC                  14,500                 25
     Crescendo Pharmaceutical               5,000                 58
     C.R. Bard                            160,000              5,010
     Glaxo Wellcome, PLC                  140,000              6,703
(b)  HealthCare COMPARE Corp.              70,000              3,579
(b)  HEALTHSOUTH Corp.                    140,000              3,885
     Novartis                              95,000              7,695
     Perkin-Elmer Corp.                    85,000              6,040
(b)  Tenet Healthcare Corp.               160,000              5,300
     United Healthcare Corp.               70,000              3,478
     Vencor, Inc.                         140,000              3,421
     -----------------------------------------------------------------
                                                              75,700
----------------------------------------------------------------------
TECHNOLOGY--9.1%
----------------------------------------------------------------------
     AMP, Inc.                             50,000              2,100
(b)  Analog Devices                       200,000              5,538
(b)  Cisco Systems                         45,000              2,509
     Computer Associates
       International                      105,000              5,552
(b)  Computer Sciences Corp.              120,000             10,020
(b)  Compuware Corp.                      170,000              5,440
(b)  Gartner Group                        134,300              5,003
     Harris Corp.                         200,000              9,175
     Hewlett-Packard Co.                   65,000              4,063
     International Business
       Machines Corp.                      70,000              7,319
     Linear Technology Corp.               10,000                576
(b)  National Semiconductor Corp.          60,000              1,556
(b)  Oracle Corp.                         135,000              3,012
     Pitney Bowes                          45,000              4,047
(b)  Sun Microsystems                      70,000              2,791
(b)  VIASOFT, Inc.                         70,000              2,958
     -----------------------------------------------------------------
                                                              71,659
----------------------------------------------------------------------

---------------------------------------------------------------------
                                          NUMBER OF
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT              VALUE
---------------------------------------------------------------------
TRANSPORTATION--1.5%
---------------------------------------------------------------------
     CSX Corp.                              90,000          $   4,860
(b)  Federal Express Corp.                  40,000              2,442
     Norfolk Southern Corp.                135,000              4,160
     ----------------------------------------------------------------
                                                               11,462
---------------------------------------------------------------------
UTILITIES--3.9%
---------------------------------------------------------------------
     Ameritech Corp.                        60,000              4,830
     AT&T                                  120,000              7,350
     Canadian Pacific, Ltd.                100,000              2,725
     Cincinnati Bell, Inc.                  75,300              2,334
     Enron Corp.                            80,000              3,325
     GTE Corp.                              60,000              3,135
     SBC Communications, Inc.              100,000              7,325
     ----------------------------------------------------------------
                                                               31,024
---------------------------------------------------------------------
MISCELLANEOUS--.1%
---------------------------------------------------------------------
     Femsa                                   5,100                 40
     Getronics                              18,600                593
---------------------------------------------------------------------
                                                                  633
---------------------------------------------------------------------

     ----------------------------------------------------------------
     TOTAL COMMON STOCKS--59.1%
     (Cost: $393,895)                                         465,303
---------------------------------------------------------------------
     CORPORATE OBLIGATIONS
---------------------------------------------------------------------
ASSET BACKED SECURITIES--.1%
---------------------------------------------------------------------
     Pacific Gas & Electric,
        6.42%, 2008                       $    400                401
     Southern California Edison Co.
        6.22%, 2004                            100                100
        6.28%, 2005                             50                 50
     ----------------------------------------------------------------
                                                                  551
---------------------------------------------------------------------
BASIC INDUSTRIES--1.0%
---------------------------------------------------------------------
     Case Corp.,
       6.75%, 2007                             500                508
     Euramax International,
       11.25%, 2006                          2,850              3,092
     MMI Products, Inc.,
       11.25%, 2007                            400                436
     Riverwood International,
       10.25%, 2006                          2,650              2,637
     Stone Container Corp.,
       11.875%, 2016                         1,000              1,070
     Stone Container Finance
       Corp., 11.50%, 2006                     500                520
     ----------------------------------------------------------------
                                                                8,263
---------------------------------------------------------------------
CAPITAL GOODS--.2%
---------------------------------------------------------------------
     Neenah Corp.,
       11.125%, 2007                         1,000              1,098
     Nortek,
       9.875%, 2004                             90                 92
     Raytheon Co.,
       6.75%, 2007                             650                662
     ----------------------------------------------------------------
                                                                1,852
---------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT      VALUE
-------------------------------------------------------
CONSUMER CYCLICALS--6.5%
-------------------------------------------------------
     AFC Enterprise, Inc.,
       10.25%, 2007                $    700    $    740
     AMF Group
       10.875%, 2006                  2,100       2,308
(a)    12.20%, 2006                     612         483
     American Radio System,
       9.00%, 2006                    1,260       1,340
     Cablevision Systems Corp.,
       9.25%, 2005                    1,800       1,908
     Cinemark USA, Inc.,
       9.625%, 2008                   1,360       1,408
     Cole National Group,
       9.875%, 2006                   2,640       2,825
     Comcast Cable
     Communications,
       8.875%, 2017                     300         355
     Comcast Cablevision,
       8.50%, 2027                      325         382
     Comcast Corp.,
       9.375%, 2005                   1,500       1,596
(a)  Comcast UK Cable Partners,
      Ltd., 11.20%, 2007              2,880       2,329
     Dayton Hudson Corp.,
       7.50%, 2006                      600         638
     Delco Remy International,
       10.625%, 2006                  1,000       1,080
     Empress River Casino,
       10.75%, 2002                   2,000       2,150
     Federated Department Stores,
       10.00%, 2001                   1,350       1,489
     Granite Broadcasting Corp.,
       9.375%, 2005                   1,240       1,260
     Harman International
     Industries,
       7.32%, 2007                      600         617
     Hilton Hotels Corp.
       7.375%, 2002                     500         510
       7.20%, 2007                      500         497
(a)  International CableTel, Inc.
       12.75%, 2005                     330         276
       11.50%, 2006                   2,270       1,771
     J.C. Penney Co.,
       7.95%, 2017                      600         668
     K-III Communications Corp.,
       8.50%, 2006                      750         761
     Kinder-Care Learning
      Centers, 9.50%, 2009              500         498
     News American Holdings,
       9.25%, 2013                    1,025       1,217
     Pathmark Stores,
       9.625%, 2003                   2,545       2,341
     Rogers Cantel Mobile, Inc.,
       8.80%, 2007                    2,100       2,084
     Royal Caribbean Cruises,
      Ltd., 8.25%, 2005               1,250       1,357
     Simon DeBartolo Group, Inc.,
       7.125%, 2007                     800         814
     Sinclair Broadcasting Group,
     Inc., 8.75%, 2007                  850         846
     Staples, Inc.,
       7.125%, 2007                     750         764
     Tele-Communications, Inc.,
       9.80%, 2012                      700         871
(a)  TeleWest Communications, PLC,
       11.00%, 2007                   4,020       3,136

                                     PRINCIPAL
                                      AMOUNT      VALUE
-------------------------------------------------------
CONSUMER CYCLICALS--6.5% (CONTINUED)
-------------------------------------------------------
     Time Warner Entertainment
     Co., L.P.,
       8.875%, 2012                $    425    $    496
     Time Warner, Inc.
       9.125%, 2013                     425         506
       9.150%, 2023                     450         554
     Trump Atlantic City,
       11.25%, 2006                   1,800       1,760
     USA Mobile Communications,
     Inc.,
       9.50%, 2004                    1,750       1,698
     Viacom Inc.,
       8.00%, 2006                    2,500       2,506
     Windy Hill Pet Food
     Company, Inc.,
       9.75%, 2007                    1,300       1,352
     --------------------------------------------------------------------
                                                 50,191
-------------------------------------------------------------------------
CONSUMER DURABLES--.6%
-------------------------------------------------------------------------
     Del Webb Corp.,
       9.75%, 2008                    2,600       2,720
     WestPoint Stevens,
       9.375%, 2005                   2,050       2,158
     --------------------------------------------------------------------
                                                  4,878
-------------------------------------------------------------------------
ENERGY--.4%
-------------------------------------------------------------------------
     Gulf Canada Resources, Ltd.,
       9.25%, 2004                    1,500       1,575
     USX Corp.,
       9.375%, 2012                     750         921
     Wiser Oil Co.,
       9.50%, 2007                      690         674
     --------------------------------------------------------------------
                                                  3,170
-------------------------------------------------------------------------
FINANCE--2.4%
-------------------------------------------------------------------------
     AB Spintab,
       7.50%, 2049                      800         823
     Abbey National, PLC,
       7.35%, 2049                      725         750
     ABN AMRO Bank,
       8.25%, 2009                    1,250       1,355
     Aegon, N.V.,
       8.00%, 2006                    1,000       1,096
     Banco Central Hispano
     Americano,
       7.50%, 2005                    1,070       1,116
     Continental Homes Holding
     Corp.,
       10.00%, 2006                   1,000       1,080
     Corporation Andina De
     Formento,
       7.79%, 2017                      750         777
     Crestar Financial Corp.,
       8.25%, 2002                      600         643
     Den Danske Bank,
       7.40%, 2010                    1,250       1,299
     FINOVA Capital Corp.,
       6.50%, 2002                      550         554
     Fleet Financial Group, Inc.
       8.125%, 2004                     100         108
       8.625%, 2007                     625         710
     Ford Motor Credit Corp.,
       7.75%, 2005                      600         645

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


     -----------------------------------------------------
                                   PRINCIPAL
                                    AMOUNT        VALUE
     -----------------------------------------------------
     FINANCE--CONTINUED
     -----------------------------------------------------
     General Electric Capital
     Corp.
       8.75%, 2007                 $    350    $    409
       8.625, 2008                      400         472
     Lehman Brothers Holdings
       7.25%, 2003                      250         258
       7.375%, 2007                   1,000       1,038
     Morgan Stanley, Dean Witter,
     Discover & Co.,
       6.875%, 2007                     750         764
     NationsBank Corp.,
       9.50%, 2004                      600         697
     Peoples Bank Bridgeport,
       7.20%, 2006                      700         714
     Repsol International
     Finance,
       7.00%, 2005                    1,000       1,034
     Scotland International
     Finance Co.,
       8.80%, 2004                      250         278
     Skandinaviska Enskilda
     Banken,
       6.625%, 2049                   1,000       1,001
     Svenska Handelsbanken,
       7.125%, 2049                     650         654
     Wells Fargo & Co.,
       6.875%, 2006                     750         768

     -----------------------------------------------------
                                                 19,043
      HEALTH CARE--.5%
     -----------------------------------------------------
     MedPartners, Inc.,
       7.375%, 2006                     875         862
     Tenet Healthcare Corp.
       10.125%, 2005                  1,600       1,744
       8.625%, 2007                   1,000       1,030
     -----------------------------------------------------
                                                  3,636
     TRANSPORTATION--.4%
     -----------------------------------------------------
     Continental Airlines
       7.75%, 2014                      486         524
       6.90%, 2018                      400         407
     Hayes Wheels International,
     Inc.,
       11.00%, 2006                   1,500       1,673
     Norfolk Southern Corp.,
       7.35%, 2007                      600         638
     -----------------------------------------------------
                                                  3,242


                                   PRINCIPAL
                                    AMOUNT      VALUE
----------------------------------------------------------
UTILITIES--.7%
----------------------------------------------------------
(a)  Call-Net Enterprises, Inc.,
       13.25%, 2004                $    500    $    458
     Commonwealth Edison
       7.375%, 2004                     850         881
       7.00%, 2005                      250         257
(a)  Diamond Cable Communication PLC,
       10.75%, 2007                   1,000         684
     Hyder, PLC,
       6.875%, 2007                     550         553
(a)  McLeod, Inc.,
       10.50%, 2007                   1,500       1,091
     U.S. West Capital Funding,
     Inc.,
       7.90%, 2027                      850         930
     WorldCom, Inc.
       7.75%, 2007                      500         534
       7.75%, 2027                      450         494
     -----------------------------------------------------
                                                  5,882
     -----------------------------------------------------
     TOTAL CORPORATE OBLIGATIONS--12.8%
     (Cost: $97,638)                            100,708
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.88% to 6.50%
     Due--January 1998
     Merrill Lynch & Co.             15,000      14,971
     Whirlpool Financial Corp.       15,000      14,989
     Other                           31,500      31,421
     -----------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--7.8%
     (Cost: $61,386)                             61,381
     -----------------------------------------------------
     TOTAL INVESTMENTS--100.1%
     (Cost: $708,931)                           787,904
     -----------------------------------------------------
     LIABILITIES, LESS OTHER ASSETS--(.1)%         (908)
     -----------------------------------------------------
     NET ASSETS--100%                          $786,996
     -----------------------------------------------------

 NOTES TO KEMPER TOTAL RETURN PORTFOLIO OF INVESTMENTS

(a) Deferred interest obligation; currently zero coupon under the terms of the initial offering.

(b) Non-income producing security.

Based on the cost of investments of $708,931,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $90,360,000, the gross unrealized depreciation was $11,387,000 and the net unrealized appreciation on investments was $78,973,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                      PRINCIPAL
        GOVERNMENT OBLIGATIONS         AMOUNT        VALUE
----------------------------------------------------------
U.S. TREASURY NOTE
----------------------------------------------------------
          9.125%, 1999                 $ 1,000    $  1,045
----------------------------------------------------------
REPUBLIC OF ARGENTINA
----------------------------------------------------------
          9.50%, 2002                      600         595
        --------------------------------------------------
        TOTAL GOVERNMENT OBLIGATIONS--.4%
        (Cost: $1,641)                               1,640
        --------------------------------------------------

        CORPORATE OBLIGATIONS
----------------------------------------------------------
AEROSPACE AND DEFENSE--1.8%
----------------------------------------------------------
        Airlines Pass Through Trust,
          10.875%, 2019                  2,290       2,588
        Fairchild Corp.,
          12.00%, 2001                   2,220       2,231
        L-3 Communication Corp.,
          10.375%, 2007                    450         488
        Tracor,
          8.50%, 2007                      820         838
        Valujet, Inc.,
          10.25%, 2001                     930         844
        --------------------------------------------------
                                                     6,989
----------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--13.4%
----------------------------------------------------------
        Affinity Group, Inc.,
          11.50%, 2003                   1,590       1,693
        American Banknote Corp.,
          11.25%, 2007                     800         802
        American Lawyer
          9.75%, 2007                      475         482
   (b)    12.25%, 2008                     220         124
        American Radio Systems,
          9.00%, 2006                    1,260       1,340
   (b)  Australis Holdings,
          15.00%, with warrants,
          2002                           3,945       2,152
        Big Flower Press, Inc.,
          8.875%, 2007                   2,390       2,402
        Busse Broadcasting,
          11.625%, 2000                    680         731
        Cablevision Systems Corp.
          9.25%, 2005                      620         657
          8.125%, 2009                   1,140       1,180
          9.875%, 2013                   1,145       1,270
          10.50%, 2016                   1,640       1,923
        Capstar Broadcasting
          9.25%, 2007                    1,610       1,666
   (b)    12.75%, 2009                   1,020         745
        CCA Holdings,
          13.00%, 1999                   1,000       1,430
        Century Communications Corp.
          9.50%, 2005                      300         316
          8.375%, 2007                     550         551
        Chancellor Media,
          8.125%, 2007                     600         587
   (b)  Charter Communications,
          14.00%, 2007                   1,870       1,482
        Comcast Corp.,
          9.125%, 2006                   2,180       2,311

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--CONTINUED
----------------------------------------------------------
   (b)  Comcast UK Cable Partners, Ltd.,
          11.20%, 2007                 $ 4,630    $  3,745
   (b)  Diamond Cable Communication, PLC
          13.25%, 2004                   1,990       1,791
          11.75%, 2005                   1,120         869
          10.75%, 2007                     890         609
        EZ Communications,
          9.75%, 2005                      590         652
        Foxkids Worldwide
   (b)    10.25%, 2007                   1,600         944
          9.25%, 2007                    1,350       1,313
        Frontiervision
          11.00%, 2006                   1,260       1,402
   (b)    11.875%, 2007                    800         588
        Granite Broadcasting Corp.,
          10.375%, 2005                    670         704
   (b)  International Cabletel,
        Inc.,
          12.75%, 2005                   4,300       3,591
        Newsquest Capital, PLC,
          11.00%, 2006                     960       1,077
        NTL,
          10.00%, 2007                     550         579
        Perry-Judd,
          10.625%, 2007                    450         468
        Salem Communications Corp.,
          9.50%, 2007                      770         787
        Sinclair Broadcasting Group, Inc.
          9.00%, 2007                      350         357
          8.75%, 2007                      940         935
        Star Choice,
          13.00%, 2005                     750         774
        Sullivan Broadcasting
          10.25%, 2005                     410         441
          13.25%, 2006                     810       1,079
   (b)  Telegroup, Inc.
          10.50%, 2004                     350         273
        TeleWest Communications, PLC
          9.625%, 2006                   1,200       1,260
   (b)    11.00%, 2007                   3,715       2,898
   (b)  Transwestern Holdings,
          11.875%, 2008                    520         312
        Transwestern Publishing,
          9.625%, 2007                     760         790
   (b)  UIH Australia Pacific, Inc.,
          14.00%, with warrants, 2006      750         496
        --------------------------------------------------
                                                    52,578
----------------------------------------------------------
BUSINESS SERVICES--1.5%
----------------------------------------------------------
        Corporate Express, Inc.,
          9.125%, 2004                   1,300       1,326
        Outdoor Systems
          9.375%, 2006                   1,785       1,901
          8.875%, 2007                   1,740       1,818
        Universal Outdoor Holdings, Inc.,
          9.75%, 2006                      880         986
        --------------------------------------------------
                                                     6,031

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
CHEMICALS AND AGRICULTURE--3.2%
----------------------------------------------------------
        Agriculture, Mining and
        Chemicals, Inc.,
          10.75%, 2003                 $   940    $  1,006
        Atlantis Group, Inc.,
          11.00%, 2003                   1,735       1,761
        Climachem,
          10.75%, 2007                     500         516
        Hines Horticulture,
          11.75%, 2005                     610         674
        Huntsman Polymer Corp.
          11.75%, 2004                   2,180       2,442
        NL Industries, Inc.
          11.75%, 2003                   1,330       1,473
   (b)    13.00%, 2005                   1,350       1,350
        Terra Industries, Inc.,
          10.50%, 2005                     840         902
        Texas Petrochemicals,
          11.125%, 2006                  1,040       1,134
        UCC Investors Holdings, Inc.
          10.50%, 2002                     840         952
          11.00%, 2003                     300         320
        --------------------------------------------------
                                                    12,530
----------------------------------------------------------
COMMUNICATIONS--12.3%
----------------------------------------------------------
   (b)  Call-Net Enterprises, Inc.
          13.25%, 2004                     460         421
          9.27%, 2007                    1,050         715
   (b)  Cellular, Inc.,
          11.75%, 2003                   1,795       1,817
        Comcast Cellular Holdings, Inc.,
          9.50%, 2007                    3,510       3,659
   (b)  Comcel,
          13.125%, with warrants,
          2003                           2,200       1,799
        CommNet Cellular,
          11.25%, 2005                     730         832
        Dobson Communication Corp.,
          11.75%, 2007                   2,500       2,644
        Econophone, Inc.,
          13.50%, with warrants,
          2007                           1,260       1,443
        Esprit Telecom,
          11.50%, 2007                     925         953
        GCI General Communication,
          9.75%, 2007                    1,520       1,581
        HighwayMaster
        Communications, Inc.,
          13.75%, with warrants,
          2005                             730         750
   (b)  ICG Holdings,
          13.50%, 2005                   2,820       2,284
        Interamerica Communications,
          14.00%, 2007                     280         283
        Intermedia Capital Partners,
          11.25%, 2006                   1,300       1,453

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
COMMUNICATIONS--CONTINUED
----------------------------------------------------------
        Intermedia Communications of
        Florida, Inc., with warrants
        expiring 2000
   (b)    12.50%, 2006                 $   660    $    518
   (b)    11.25%, 2007                   2,700       1,924
          8.875%, 2007                     570         709
        McLeod, Inc.
   (b)    10.50%, 2007                   2,320       1,688
          9.25%, 2007                      870         914
        Metronet Communications
          12.00%, 2007                     550         632
   (b)    10.75%, 2007                     630         384
        MGC Communications,
          13.00%, 2004                   1,290       1,293
   (b)  Millicom International
        Cellular, S.A.,
          13.50%, 2006                   2,410       1,771
        Netia Holdings
          10.25%, 2007                     225         215
          11.25%, 2007                     345         195
   (b)  Nextel Communications
          10.65%, 2007                     590         375
          9.75%, 2007                    2,630       1,611
        Nextlink Communications,
          12.50%, 2006                     850         972
        Primus Telecommunications Group,
          11.75%, with warrants,
          2004                           1,000       1,080
   (b)  PTC International Finance, B.V.,
          10.75%, 2007                   1,810       1,177
        RCN Corp.
   (b)    11.125%, 2007                    820         513
          10.00%, 2007                   1,080       1,118
        Rogers Cantel
          8.80%, 2007                      630         625
          9.375%, 2008                     700         737
          9.75%, 2016                    1,830       1,958
        Teligent,
          11.50%, 2007                     800         800
        USA Mobile Communications,
        Inc. II
          14.00%, 2004                     880         977
          9.50%, 2004                      585         567
        Vanguard Cellular Systems,
          9.375%, 2006                   1,280       1,331
        Western Wireless
          10.50%, 2006 and 2007          1,940       2,098
        Winstar Equipment,
          12.50%, 2004                   1,180       1,324
        --------------------------------------------------
                                                    48,140

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
CONSTRUCTION MATERIALS--4.3%
----------------------------------------------------------
        Airxcel,
          11.00%, 2007                 $   840    $    865
        American Standard, Inc.
   (b)    10.50%, 2005                   1,110       1,127
          9.25%, 2016                    1,445       1,503
   (b)  Building Materials
        Corporation of America,
          11.75%, 2004                   3,895       3,681
        Desa International,
          9.875%, 2007                   1,250       1,281
        Falcon Building Products, Inc.,
          9.50%, 2007                    1,120       1,165
        Kevco,
          10.375%, 2007                    925         945
        Nortek, Inc.
          9.875%, 2004                   1,240       1,265
          9.125%, 2007                   1,470       1,487
        Triangle Pacific Corp.,
          10.50%, 2003                   2,185       2,302
        Waxman Industries, Inc.
   (b)    12.75%, 2004                     400         362
   (a)    52,274 warrants, expiring
          2004                                          89
        Werner Holdings,
          10.00%, 2007                     750         773
        --------------------------------------------------
                                                    16,845
----------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--10.8%
----------------------------------------------------------
        AFC Enterprises, Inc.,
          10.25%, 2007                   1,970       2,083
        Allied Waste Industries
          10.25%, 2006                     790         870
   (b)    11.30%, 2007                   1,770       1,246
        Ameriking,
          10.75%, 2006                     920         966
        AMF Bowling World
   (b)    12.25%, 2006                   1,800       1,422
          10.875%, 2006                  2,890       3,175
        Avondale Mills,
          10.25%, 2006                   1,670       1,791
        Cinemark USA, Inc.,
          9.625%, 2008                     980       1,014
        Coinmach Corp.,
          11.75%, 2005                   3,430       3,807
   (b)  Crown Castle International Corp.,
          10.625%, 2007                  2,500       1,562
        Doskocil Manufacturing Co.,
          10.125%, 2007                    850         880
        Dyersburg Corp.,
          9.75%, 2007                      590         618
        Flagstar Corp.
          10.75%, 2001                     780         798
          10.875%, 2002                    480         494
        Hedstrom Corp.,
          10.00%, 2007                     370         373
        Herff Jones, Inc.,
          11.00%, 2005                     900         981
        Hollywood Entertainment Corp.,
          10.625%, 2004                  1,115       1,087
        Kinder-Care Learning Centers,
          9.50%, 2009                    3,080       3,065
        Knoll, Inc.,
          10.875%, 2006                    676         757
        Krystal Co.,
          10.25%, 2007                     490         502

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--CONTINUED
----------------------------------------------------------
        NBTY, Inc.,
          8.625%, 2007                 $ 1,000    $  1,000
        Perkins Finance,
          10.125%, 2007                    600         603
        Pillowtex Corp.,
          9.00%, 2007                      500         513
        Premier Parks, Inc.,
          12.00%, 2003                     780         867
        Riddell Sports, Inc.,
          10.50%, 2007                   1,095       1,136
        Scovill Fasteners,
          11.25%, 2007                     800         818
   (b)  Sealy Mattress,
          10.875%, 2007                    500         304
   (b)  Six Flags Theme Park,
          12.25%, 2005                   3,850       4,100
        Van De Kamps, Inc.,
          12.00%, 2005                     900       1,004
        West Point Stevens, Inc.,
          9.375%, 2005                   3,300       3,473
        Windy Hill Pet Food Company, Inc.,
          9.75%, 2007                      770         801
        --------------------------------------------------
                                                    42,110
----------------------------------------------------------
DRUGS AND HEALTH CARE--3.5%
----------------------------------------------------------
        Dade International Inc.,
          11.125%, 2006                  1,730       1,912
        Genesis Eldercare,
          9.00%, 2007                    1,680       1,649
        Graham-Field Health,
          9.75%, 2007                      560         588
        Integrated Health Services, Inc.,
          9.50%, 2007                    1,150       1,182
        Packard Bioscience,
          9.375%, 2007                     400         384
   (b)  Paragon Health Networks,
          10.50%, 2007                   2,170       1,340
        Tenet Healthcare
          10.125%, 2005                  3,530       3,848
          8.00%, 2005                      590         600
          8.625%, 2007                     610         628
        Vencor,
          8.625%, 2007                   1,570       1,574
        --------------------------------------------------
                                                    13,705
----------------------------------------------------------
ENERGY AND RELATED SERVICES--6.4%
----------------------------------------------------------
       AEI Holdings,
          10.00%, 2007                     550         567
        Bellweather Exploration Co.,
          10.875%, 2007                    990       1,084
        Benton Oil & Gas Co.
          11.625%, 2003                  1,515       1,670
          9.375%, 2007                   1,170       1,196
        Clark Refining,
          8.875%, 2007                     600         608
        Coda Energy,
          10.50%, 2006                   1,460       1,582
        Dailey Petro Service,
          9.75%, 2007                      800         840
        Espirito Santo,
          10.00%, 2007                   1,670       1,495
        Ferrellgas Partners, L.P.,
          9.375%, 2006                   1,000       1,065

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
ENERGY AND RELATED SERVICES--CONTINUED
----------------------------------------------------------
        Forcenergy Gas Exploration
          9.50%, 2006                  $ 1,470    $  1,567
          8.50%, 2007                    1,520       1,535
        National Energy Corp.,
          10.75%, 2006                     800         830
        Ocean Energy,
          9.75%, 2006                      490         538
        Pacalta Resources, Ltd.,
          10.75%, 2004                   1,900       1,843
        Parker Drilling Corp.,
          9.75%, 2006                    1,140       1,226
        Plains Resources,
          10.25%, 2006                   1,300       1,398
        Rutherford-Moran Oil Corp.,
          10.75%, 2004                     570         580
        Stone Energy Corp.,
          8.75%, 2007                      620         632
        United Meridian Corp.,
          10.375%, 2005                  1,920       2,131
        Vintage Petroleum
          9.00%, 2005                    1,635       1,700
          8.625%, 2009                     400         416
        Wiser Oil Co.,
          9.50%, 2007                      460         450
        --------------------------------------------------
                                                    24,953
----------------------------------------------------------
FINANCIAL SERVICES, HOME BUILDING AND REAL ESTATE--3.8%
----------------------------------------------------------
        Continental Homes Holding,
          10.00%, 2006                     496         536
        Del Webb Corp.,
          9.75%, 2008                    1,590       1,663
        Donaldson, Lufkin & Jenrette
          5.984%, 2002                   1,400       1,392
        DVI, Inc.,
          9.875%, 2004                     520         545
        Emergent Group,
          10.750%, 2004                    620         618
        Forecast Group, L.P.,
          11.375%, 2000                    765         711
        Fortress Group,
          13.75%, 2003                     880         990
        Hovnanian Enterprises,
          11.25%, 2002                   1,858       1,939
        Intertek Finance,
          10.25%, 2006                     940         989
        Kaufman & Broad Home Corp.
          7.75%, 2004                    1,000         994
          9.625%, 2006                     310         328
        New Millen Home Building,
          12.00%, 2004                     220         218
        Presley Cos.,
          12.50%, 2001                   1,275       1,227
        Southern Pacific Funding,
          11.50%, 2004                     530         519
        UDC Homes,
          12.50%, 2000                     970         980
        Williams Scotsman, Inc.,
          9.875%, 2007                   1,300       1,345
        --------------------------------------------------
                                                    14,994
----------------------------------------------------------
HOTELS AND GAMING--2.3%
----------------------------------------------------------
        Eldorado Resorts,
          10.50%, 2006                   2,010       2,201

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
HOTELS AND GAMING--CONTINUED
----------------------------------------------------------
        Empress River Casino,
          10.75%, 2002                 $ 1,640    $  1,763
        Harvey's Casino Resorts,
          10.625%, 2006                    740         807
        HMH Properties
          9.50%, 2005                    1,650       1,749
          8.875%, 2007                     750         786
        Players International,
          10.875%, 2005                    660         713
        Trump Atlantic City,
          11.25%, 2006                   1,049       1,017
        --------------------------------------------------
                                                     9,036
----------------------------------------------------------
MANUFACTURING, METALS AND MINING--10.8%
----------------------------------------------------------
        Aftermarket Technology,
          12.00%, 2004                   1,035       1,149
        Alvey Systems,
          11.375%, 2003                    370         393
        Bar Technologies,
          13.50%, with warrants,
          2001                           1,060       1,192
        Centaur Mining,
          11.00%, 2007                     700         703
        Collins & Aikman Corp.,
          11.50%, 2006                   1,820       2,043
        Crain Industries, Inc.,
          13.50%, 2005                   1,240       1,513
        Day International Group,
        Inc.,
          11.125%, 2005                  1,710       1,881
        Delco Remy International
          10.625%, 2006                  1,630       1,760
          8.625%, 2007                     750         758
        Euramax International, PLC,
          11.25%, 2006                   1,580       1,714
        Foamex, L.P.,
          9.875%, 2007                   1,930       1,949
        Fort Worth Tower,
          9.875%, 2007                     610         625
        GS Technologies
          12.00%, 2004                     380         417
          12.25%, 2005                     620         695
        Hayes Wheels International, Inc.,
          11.00%, 2006                   1,750       1,951
        IMO Industries,
          11.75%, 2006                   1,750       1,934
        Johnstown American,
          11.75%, 2005                     660         723
        JPS Automotive Products Corp.,
          11.125%, 2001                  1,780       1,985
        Koppers Industries,
          9.875%, 2007                     550         567
        MMI Products, Inc.,
          11.25%, 2007                     450         491
        Motors and Gears, Inc.,
          10.75%, 2006                   1,200       1,272
        Neenah Corp.,
          11.125%, 2007                  1,820       1,997
        Park-Ohio Industries,
          9.25%, 2007                    1,110       1,136
        Renco Metals,
          11.50%, 2003                   1,005       1,070
        Telex Communication,
          10.50%, 2007                     320         316

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
MANUFACTURING, METALS AND MINING--CONTINUED
----------------------------------------------------------
        Thermadyne Industries, Inc.
          10.25%, 2002                 $ 1,390    $  1,442
          10.75%, 2003                     626         673
        UCAR Global,
          12.00%, 2005                   2,472       2,762
        Venture Holdings,
          9.50%, 2005                    1,510       1,536
        WCI Steel, Inc.,
          10.00%, 2004                   1,240       1,266
        Wheeling-Pitt Corp.,
          9.25%, 2007                    1,800       1,737
        Weirton Steel Corp.,
          11.375%, 2004                  1,000       1,055
        Wells Aluminum Corp.,
          10.125%, 2005                  1,400       1,484
        --------------------------------------------------
                                                    42,189
----------------------------------------------------------
PAPER, FOREST PRODUCTS, AND CONTAINERS--8.0%
----------------------------------------------------------
        AEP Industries,
          9.875%, 2007                     550         565
        Berry Plastics Corp.,
          12.25%, 2004                   1,330       1,450
        BPC Holding Corp.,
          12.50%, 2006                     750         818
        BWAY Corp.,
          10.25%, 2007                     870         953
        Doman Industry,
          9.25%, 2007                      700         682
        Fonda Group,
          9.50%, 2007                      840         798
        Gaylord Container Corp.
          12.75%, 2005                   2,530       2,713
          9.75%, 2007                      690         669
        Huntsman Corp.
          9.50%, 2007                    1,700       1,776
        Maxxam Group, Inc.
   (b)    12.25%, 2003                     440         439
          11.25%, 2003                   1,653       1,760
        National Fiberstock Corp.,
          11.625%, 2002                    760         802
        Pindo Deli Finance
        Mauritius, Ltd.,
          10.75%, 2007                     600         513
        Printpack, Inc.
          9.875%, 2004                     530         563
          10.625%, 2006                  1,360       1,443
        Riverwood International
          10.25%, 2006                   1,180       1,174
          10.625%, 2007                  1,270       1,283
          10.875%, 2008                  3,785       3,596
        Specialty Paperboard,
          9.375%, 2006                     865         913
        Spinnaker Industries,
          10.75%, 2006                   1,450       1,486
        Stone Container Corp.
          9.875%, 2001                   1,600       1,588
          12.25%, 2002                   1,020       1,033
          11.50%, 2006                   2,185       2,272

                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------
PAPER, FOREST PRODUCTS, AND CONTAINERS--CONTINUED
----------------------------------------------------------
        Tjiwi Kimia Finance
        Mauritius, Ltd.,
          10.00%, 2004                 $   600    $    486
        U.S. Can Corp.,
          10.125%, 2006                  1,570       1,649
        --------------------------------------------------
                                                    31,424
----------------------------------------------------------
RETAILING--3.6%
----------------------------------------------------------
       Cole National Group
          9.875%, 2006                     270         289
          8.625%, 2007                   1,090       1,083
   (a)  Color Tile, Inc.,
          10.75%, 2001                   1,470          15
        Finlay Fine Jewelry Corp.,
          10.625%, 2003                  1,945       2,042
        Guitar Center Management,
          11.00%, 2006                     880         977
        J. Crew Group
          10.375%, 2007                    880         766
   (b)    13.125%, 2008                  1,330         579
        Nine West Group,
          9.00%, 2007                      650         618
        Pamida Holdings,
          11.75%, 2003                   1,340       1,367
        Pathmark Stores
          12.625%, 2002                    490         407
          9.625%, 2003                     780         718
        Petro Shopping Centers, L.P.,
          10.50%, 2007                   2,520       2,671
        Specialty Retailers
          8.50%, 2005                      270         275
          9.00%, 2007                      470         479
        TravelCenters of
        America, Inc.,
          10.25%, 2007                   1,880       1,974
        --------------------------------------------------
                                                    14,260
----------------------------------------------------------
TECHNOLOGY--.9%
----------------------------------------------------------
        Communication and Power
        Industry, Inc.,
          12.00%, 2005                     585         655
        EV International,
          11.00%, 2007                     920         938
        Viasystems, Inc.,
          9.75%, 2007                    1,700       1,755
        --------------------------------------------------
                                                     3,348
----------------------------------------------------------
TRANSPORTATION--.5%
----------------------------------------------------------
        TFM, S.A. de C.V.,
          10.25%, 2007                   1,440       1,483
   (b)  Transtar Holdings, L.P.,
          13.375%, 2003                    631         549
        --------------------------------------------------
                                                     2,032
        --------------------------------------------------
        TOTAL CORPORATE
        OBLIGATIONS--87.1%
        (Cost: $329,618)                           341,164
        --------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                       NUMBER
        COMMON AND PREFERRED STOCKS   OF SHARES    VALUE
----------------------------------------------------------
        Benedek Unit, PIK,
          preferred with warrants        5,000    $    660
   (a)  Capital Pacific Holdings         3,634           4
        Clark USA,
          PIK, preferred                 2,600         277
        Crown American Realty Trust,
          preferred                     16,400         857
   (a)  Echostar Communications
          Corp.                          7,387         124
   (a)  Empire Gas Corp.,
          warrants                       2,070          10
   (a)  Foamex International,
          warrants                         940          19
   (a)  Gaylord Container Corp.        122,950         707
   (a)  Gulf States Steel, warrants      1,810           9
   (a)  Intelcom Group, Inc., warrants   4,851          68
        Sinclair Capital, preferred     13,000       1,417
   (a)  Sullivan Broadcasting           12,960         130
        --------------------------------------------------
        TOTAL COMMON AND
        PREFERRED STOCKS--1.1%
        (Cost: $3,437)                               4,282
        --------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT      VALUE
        --------------------------------------------------
        MONEY MARKET INSTRUMENTS
        Yield--5.88% to 6.51%
        Due--January 1998
        Cooper Industries, Inc.        $14,000    $ 13,990
        Whirlpool Financial Corp.       10,000       9,993
        Other                           13,753      13,731
        --------------------------------------------------
        TOTAL MONEY MARKET
        INSTRUMENTS--9.6%
        (Cost: $37,715)                             37,714
        --------------------------------------------------
        TOTAL INVESTMENTS--98.2%
        (Cost: $372,411)                           384,800
        --------------------------------------------------
        CASH AND OTHER ASSETS, LESS
        LIABILITIES--1.8%                            6,864
        --------------------------------------------------
        NET ASSETS--100%                          $391,664
        --------------------------------------------------

 NOTES TO KEMPER HIGH YIELD PORTFOLIO OF INVESTMENTS

(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

Based on the cost of investments of $372,411,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $16,096,000, the gross unrealized depreciation was $3,707,000 and the net unrealized appreciation on investments was $12,389,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                   NUMBER OF
            COMMON STOCKS           SHARES          VALUE
----------------------------------------------------------
BASIC INDUSTRIES--1.1%
----------------------------------------------------------
(a)  Femsa                           17,400    $    137
(a)  USA Waste Services             150,300       5,899
     -----------------------------------------------------
                                                  6,036
----------------------------------------------------------
CAPITAL GOODS--.1%
----------------------------------------------------------
     -----------------------------------------------------
     Technip, S.A.                    4,634         491
----------------------------------------------------------
COMPUTER SYSTEMS AND SOFTWARE--16.1%
----------------------------------------------------------
(a)  Cadence Design Systems         476,000      11,662
     Compaq Computer Corp.           98,650       5,568
(a)  Electronic Arts                351,800      13,302
(a)  Gartner Group                  398,600      14,848
     Hewlett-Packard Co.            130,100       8,131
     International Business
       Machines Corp.                11,500       1,202
(a)  Oracle Corp.                   152,800       3,409
(a)  Parametric Technology Corp.    201,600       9,551
(a)  PeopleSoft, Inc.               178,400       6,958
(a)  Sterling Commerce, Inc.        242,800       9,333
(a)  Sun Microsystems               163,700       6,528
     -----------------------------------------------------
                                                 90,492
----------------------------------------------------------
CONSUMER CYCLICALS--13.1%
----------------------------------------------------------
(a)  AutoZone                       246,000       7,134
     Dayton Hudson Corp.            145,100       9,794
(a)  Federated Department Stores    271,700      11,700
     Hilton Hotels Corp.            200,000       5,950
     Hudson's Bay Co.                16,700         372
     J.C. Penney Co.                 34,600       2,087
     Lowes Companies                 95,900       4,573
     May Department Stores Co.      231,200      12,181
(a)  Tommy Hilfiger Corp.           199,600       7,011
(a)  Toys R Us                      412,500      12,968
     -----------------------------------------------------
                                                 73,770
----------------------------------------------------------
CONSUMER STAPLES--3.9%
----------------------------------------------------------
     Avon Products                   63,900       3,922
     Gillette Co.                    71,500       7,181
     International Flavors &
       Fragrances                   120,400       6,201
     Wm. Wrigley Jr. Co.             54,800       4,360
     -----------------------------------------------------
                                                 21,664

----------------------------------------------------------
ENERGY--4.9%
----------------------------------------------------------
     Baker Hughes, Inc.             289,200      12,616
     BJ Services Co.                 24,500       1,762
     Halliburton Co.                104,500       5,427
     Schlumberger, Ltd.              99,000       7,970
(a)  Transocean Offshore, Inc.          400          19
     -----------------------------------------------------
                                                 27,794

                                   NUMBER OF
                                    SHARES      VALUE
----------------------------------------------------------
FINANCE--14.4%
----------------------------------------------------------
     ADVANTA Corp                   225,900    $  5,732
     American Express Co.            60,800       5,426
     Banc One Corp.                 209,400      11,373
     Citicorp                         4,100         518
     Corestates Financial            18,100       1,449
     First Union Corp.              151,700       7,775
     Hartford Financial Services     40,000       3,743
     Household International         71,100       9,070
     Merrill Lynch & Co.             28,900       2,108
     Morgan Stanley, Dean Witter,
       Discover & Co.               202,300      11,961
     NationsBank                    235,300      14,309
     PNC Bank Corp.                 103,800       5,923
     Washington Mutual, Inc.         29,400       1,876
     -----------------------------------------------------
                                                 81,263
----------------------------------------------------------
HEALTH CARE--23.3%
----------------------------------------------------------
     ALZA Corp.                     179,700       5,717
     American Home Products
       Corp.                        134,800      10,312
(a)  Amgen, Inc.                    228,000      12,341
     Baxter International           131,900       6,653
(a)  Biogen                         302,000      10,985
(a)  Boston Scientific Corp.        109,100       5,005
     Bristol-Myers Squibb Co.       112,200      10,617
(a)  Crescendo Pharmaceutical         8,985         104
     Eli Lilly & Co.                132,000       9,191
     Medtronic, Inc.                138,800       7,261
     Perkin-Elmer Corp.             161,100      11,448
     SmithKline Beecham Group       161,800       8,323
     United Healthcare Corp.        396,800      19,716
     Warner-Lambert Co.             108,900      13,504
     -----------------------------------------------------
                                                131,177
----------------------------------------------------------
SEMICONDUCTORS AND NETWORKING--13.3%
----------------------------------------------------------
     AMP, Inc.                      180,200       7,568
(a)  Analog Devices                 225,500       6,244
(a)  Applied Materials, Inc.         89,800       2,705
(a)  Ascend Communications, Inc.    114,300       2,800
(a)  Cisco Systems                  210,700      11,747
     Intel Corp.                    157,000      11,029
     Linear Technology Corp.         78,200       4,506
(a)  Microchip Technology           192,200       5,766
(a)  National Semiconductor Corp.   205,400       5,328
(a)  Teradyne, Inc.                 185,600       5,939
     Texas Instruments               57,600       2,592
(a)  3Com Corp.                     115,500       4,035
     United Technologies             66,000       4,806
     -----------------------------------------------------
                                                 75,065
----------------------------------------------------------
TELECOMMUNICATIONS--3.9%
----------------------------------------------------------
     CBS, Inc.                      197,000       5,799
(a)  Nokia Corp.                     31,500       2,205
(a)  Tellabs, Inc.                  111,500       5,896
(a)  WorldCom, Inc.                 260,900       7,892
     -----------------------------------------------------
                                                 21,792

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

     -----------------------------------------------------
                                   NUMBER OF
                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT      VALUE
     -----------------------------------------------------
     -----------------------------------------------------
     TRANSPORTATION--2.0%
     -----------------------------------------------------
     CSX Corp.                      106,700    $  5,762
     Norfolk Southern Corp.         182,100       5,611
     -----------------------------------------------------
                                                 11,373
     -----------------------------------------------------
     TOTAL COMMON STOCKS--96.1%
     (Cost: $501,837)                           540,917
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--2.3%
     Yield--6.15%
     Due--January 1998
     (Cost: $12,991)                $13,000      12,991
     -----------------------------------------------------
     TOTAL INVESTMENTS--98.4%
     (Cost: $514,828)                           553,908
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.6%                       9,108
     -----------------------------------------------------
     NET ASSETS--100%                          $563,016
     -----------------------------------------------------

 NOTES TO KEMPER GROWTH PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $514,828,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $59,414,000, the gross unrealized depreciation was $20,334,000 and the net unrealized appreciation on investments was $39,080,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                          COUPON                PRINCIPAL
GOVERNMENT OBLIGATIONS                              TYPE                   RATE     MATURITY     AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT
NATIONAL MORTGAGE
ASSOCIATION -- 56.9%
(Cost: $47,510)
                                     Adjustable Rate Mortgages            7.00%       2022       $ 2,470    $  2,543
                                     Pass-through Certificates            7.00      2022-2024     13,556      13,703
                                                                          7.50      2022-2027     10,904      11,212
                                                                          8.00      2016-2027     12,355      12,856
                                                                          8.50      2016-2028      4,111       4,329
                                                                          9.00      2016-2027      3,200       3,429
                                                                          9.50      2013-2022        528         571
                                                                         10.00           2016        586         645
                                     -------------------------------------------------------------------------------
                                                                                                              49,288
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY
SECURITIES -- 12.2%
(Cost: $10,843)
                                     Notes                                8.75           2000      5,000       5,367
                                                                          7.875          2001      1,000       1,069
                                                                          7.00           2006      1,600       1,728
                                     Bonds                               11.875          2003        870       1,131
                                                                          9.125          2009        484         566
                                                                          9.125          2018        555         756
                                     -------------------------------------------------------------------------------
                                                                                                              10,617
--------------------------------------------------------------------------------------------------------------------
FEDERAL HOME
LOAN MORTGAGE
CORPORATION -- 10.0%
(Cost: $8,059)
                                     Pass-through Certificates            7.00      2023-2024      8,605       8,711
                                     -------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 9.3%
(Cost: $7,911)
                                     Pass-through Certificates            6.50           2025        502         496
                                                                          7.00           2028      5,000       5,036
                                                                          7.50           2025      1,644       1,683
                                                                          8.00      2024-2025        788         816
                                     -------------------------------------------------------------------------------
                                                                                                               8,031
--------------------------------------------------------------------------------------------------------------------
CANADIAN PROVINCIAL
OBLIGATIONS -- 1.3%
(Cost: $1,094)
                                     Province of Ontario                  7.625          2004        500         537
                                     Province of Quebec                   8.625          2005        500         562
                                     -------------------------------------------------------------------------------
                                                                                                               1,099
                                     -------------------------------------------------------------------------------
                                     TOTAL GOVERNMENT OBLIGATIONS--89.7%
                                     (Cost: $75,417)                                                          77,746
                                     -------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------

                                                                              COUPON                PRINCIPAL
                                                        TYPE                   RATE     MATURITY     AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
(a) CORPORATE
    OBLIGATIONS -- 16.0%
                                         American Express Master Trust        7.60%       2002       $ 2,500    $  2,624
                                         Banco Central Hispano                7.50        2005           500         521
                                         Chase Credit Co.                     5.55        2003         2,500       2,460
                                         Equitable Life                       6.95        2005           500         510
                                         Ford Motor Credit                    8.00        2002           500         531
                                         Green Tree Financial Corp.           7.00        2027         2,500       2,539
                                         Nabisco, Inc.                        6.70        2002           500         505
                                         NCNB/NationsBank Corp.               9.50        2004           500         581
                                         Olympic Automobile Receivable        7.00        2004         2,500       2,558
                                         Sears Roebuck Acceptance Corp.       6.75        2005           500         509
                                         Southwestern Bell Telephone          6.625       2005           500         509
                                         -------------------------------------------------------------------------------
                                         TOTAL CORPORATE OBLIGATIONS--16.0%
                                         (Cost: $13,778)                                                          13,847
                                         -------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--105.7%
                                         (Cost: $89,195)                                                          91,593
                                         -------------------------------------------------------------------------------
                                         LIABILITIES, LESS CASH AND OTHER ASSETS--(5.7)%                          (4,911)
                                         -------------------------------------------------------------------------------
                                         NET ASSETS--100%                                                       $ 86,682
                                         -------------------------------------------------------------------------------

 NOTES TO KEMPER GOVERNMENT SECURITIES PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The portfolio may invest up to 35% of total assets in fixed income securities other than U.S. Government Securities.

Based on the cost of investments of $89,195,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $2,839,000, the gross unrealized depreciation was $441,000 and the net unrealized appreciation on investments was $2,398,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                    NUMBER
            COMMON STOCKS          OF SHARES     VALUE
----------------------------------------------------------
EUROPE
----------------------------------------------------------
     NETHERLANDS--15.8%
     Koninklijke Ahold, N.V.
       FOOD RETAILER                  198,003   $  5,167
     Aegon, N.V.
       INSURANCE COMPANY               50,911      4,533
     ING Groep, N.V.
       BANKING AND INSURANCE          106,456      4,484
     Getronics, N.V.
       INFORMATION AND
       COMMUNICATION SERVICES          96,500      3,075
     Unique International, N.V.
       TEMPORARY EMPLOYMENT           102,730      2,189
     Nedcon Groep
       MANUFACTURER OF RACKING
       SYSTEMS                         42,000      2,051
     Royal Dutch Petroleum
       PETROLEUM PRODUCER              36,260      1,991
     Vedior, N.V.
       TEMPORARY EMPLOYMENT           106,000      1,908
(a)  Baan Company, N.V.
       SERVICE SOFTWARE
       APPLICATIONS                    57,800      1,893
     Aalberts Industries, N.V.
       CAPITAL GOODS AND
       COMPONENTS                      62,059      1,638
     De Boer Unigro, N.V.
       FOOD RETAILER                   48,300      1,525
     Sligro Beheer, N.V.
       DISTRIBUTOR OF FOOD AND
       NON-FOOD PRODUCTS                9,000        564
     Beter Bed Holding, N.V.
       FURNITURE RETAILER              27,000        521
     -----------------------------------------------------
                                                  31,539
----------------------------------------------------------
UNITED KINGDOM--13.5%
----------------------------------------------------------
     Barclays, PLC
       BANKING                        199,621      5,335
     BBA Group, PLC
       DIVERSIFIED ENGINEERING
       COMPANY                        692,064      4,672
     Glaxo Wellcome, PLC
       PHARMACEUTICAL COMPANY         189,822      4,523
     Rentokil Group, PLC
       SERVICES COMPANY               960,000      4,210
     British Petroleum
       PETROLEUM PRODUCER             303,424      4,017
     Prudential Corp., PLC
       FINANCIAL SERVICES             190,000      2,308

                                    NUMBER
                                   OF SHARES     VALUE
----------------------------------------------------------
UNITED KINGDOM--CONTINUED
----------------------------------------------------------
     Marks & Spencer, PLC
       CONSUMER GOODS AND FOOD
       RETAILER                       110,000   $  1,090
(a)  British Bio-Tech Group
       PHARMACEUTICAL COMPANY         450,000        774
     -----------------------------------------------------
                                                  26,929
----------------------------------------------------------
SWITZERLAND--9.6%
----------------------------------------------------------
     Novartis
       PHARMACEUTICAL COMPANY           4,160      6,759
     Ciba Specialty Chemicals
       CHEMICAL PRODUCER               44,160      5,268
     Roche Holdings, A.G.
       PHARMACEUTICAL COMPANY             525      5,221
     Alusuisee-Lonza Holding
       ALUMINUM, CHEMICALS AND
       PACKAGING MANUFACTURER           2,000      1,910
     -----------------------------------------------------
                                                  19,158
----------------------------------------------------------
FRANCE--7.2%
----------------------------------------------------------
     Elf Aquitaine
       OIL AND GAS PRODUCER            53,800      6,290
     Carrefour, S.A.
       FOOD RETAILER                    8,400      4,405
     AXA--UAP, S.A.
       INSURANCE COMPANY               25,000      1,945
     Technip, S.A.
       ENGINEERING COMPANY             16,400      1,739
     -----------------------------------------------------
                                                  14,379
----------------------------------------------------------
GERMANY--4.9%
----------------------------------------------------------
     Mannesmann, A.G.
       CAPITAL GOODS PRODUCER           5,260      2,659
     Veba, A.G.
       ELECTRIC UTILITY                32,000      2,180
     SAP, A.G.
       COMPUTER SOFTWARE COMPANY        6,900      2,097
     Viag, A.G.
       DIVERSIFIED MANUFACTURING
       COMPANY                          3,600      1,940
     SGL CARBON, A.G.
       CHEMICAL PRODUCER                7,000        903
     -----------------------------------------------------
                                                   9,779
----------------------------------------------------------
IRELAND--4.3%
----------------------------------------------------------
     Bank of Ireland
       BANKING                        411,234      6,283
     Independent Newspapers, PLC
       PUBLISHER                      443,201      2,400
     -----------------------------------------------------
                                                   8,683

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                        NUMBER
                                       OF SHARES     VALUE
----------------------------------------------------------
SPAIN--4.2%
----------------------------------------------------------
     Banco Popular Espanol, S.A.
       BANKING                           32,400   $  2,264
     Telefonica de Espana, S.A.
       DOMESTIC AND INTERNATIONAL
       TELECOMMUNICATIONS                74,000      2,112
     Banco Santander, S.A.
       BANKING                           46,000      1,536
     Banco Bilbao Vizcaya, S.A.
       BANKING                           37,800      1,223
     Repsol, S.A.
       OIL COMPANY                       23,300        994
     Prosegur, Cia de Seguridad, S.A.
       SECURITY SERVICES PROVIDER        35,000        351
      ----------------------------------------------------
                                                     8,480
----------------------------------------------------------
ITALY--3.6%
----------------------------------------------------------
     Telecom Italia, SpA
       TELECOMMUNICATIONS PROVIDER      620,000      3,963
     Telecom Italia Mobile
       MOBILE TELECOMMUNICATIONS
       PROVIDER                         700,000      3,233
     -----------------------------------------------------
                                                     7,196
----------------------------------------------------------
SWEDEN--.6%
----------------------------------------------------------
(a)  Industri-Matematik
     International Corp.
       SERVICE SOFTWARE
       APPLICATIONS                      41,300      1,218
     -----------------------------------------------------
----------------------------------------------------------
PORTUGAL--.3%
----------------------------------------------------------
     Electricidade de Portugal, S.A.
       ELECTRICITY PROVIDER              32,000        607
     -----------------------------------------------------
     TOTAL EUROPEAN
     COUNTRIES--64.0%                              127,968
     -----------------------------------------------------
PACIFIC REGION
----------------------------------------------------------
JAPAN--11.1%
----------------------------------------------------------
     Sony Corp.
       ELECTRONICS MANUFACTURER          43,400      3,872
     Fuji Photo Film Co., Ltd.
       PRECISION INSTRUMENTS
       MANUFACTURER                      78,000      2,999
     Honda Motor Co., Ltd.
       AUTOMOBILE MANUFACTURER           72,000      2,652
     Ricoh Co., Ltd.
       PRECISION INSTRUMENTS
       MANUFACTURER                     185,000      2,305
     Toray Industries
       TEXTILE MANUFACTURER             360,000      1,620
     Shohkoh Fund & Co., Ltd.
       FINANCING COMPANY                  5,200      1,592
     Circle K Japan
       CONVENIENCE RETAILER              32,400      1,557
     Canon, Inc.
       PRECISION INSTRUMENTS
       MANUFACTURER                      58,000      1,356
     Bellsystem 24, Inc.
       TELEMARKETING FIRM                10,000      1,315
     Toppan Printing Co., Ltd.
       PRINTING SERVICES                 78,000      1,020


                                      NUMBER
                                     OF SHARES     VALUE
----------------------------------------------------------
JAPAN--CONTINUED
----------------------------------------------------------
     Murata Manufacturing
       ELECTRONICS COMPONENTS
       MANUFACTURER                      47,000   $  1,186
     Noritsu Koki Co., Ltd.
       PRECISION INSTRUMENTS
       MANUFACTURER                      30,400        753
     -----------------------------------------------------
                                                    22,227
----------------------------------------------------------
HONG KONG--1.2%
----------------------------------------------------------
     HSBC Holdings, PLC
       BANKING                           56,601      1,395
     CITIC Pacific, Ltd.
       CONGLOMERATE                     243,000        966
     -----------------------------------------------------
                                                     2,361
     -----------------------------------------------------
     TOTAL PACIFIC REGION--12.3%                    24,588
     -----------------------------------------------------
COMMONWEALTH COUNTRIES
----------------------------------------------------------
CANADA--5.8%
----------------------------------------------------------
     Petro-Canada
       OIL AND GAS COMPANY              282,700      5,195
     Hudson's Bay Co.
       DEPARTMENT STORE RETAILER        133,500      2,975
(a)  Philip Services Corp.
       RECYCLING                        166,500      2,393
(a)  Boardwalk Equities, Inc.
       REAL ESTATE COMPANY               85,000      1,056
     -----------------------------------------------------
                                                    11,619
----------------------------------------------------------
AUSTRALIA--.9%
----------------------------------------------------------
     St. George Bank, Ltd.
       BANKING                          335,575      1,909
     -----------------------------------------------------
----------------------------------------------------------
NEW ZEALAND--.3%
----------------------------------------------------------
     Restaurant Brands New
     Zealand, Ltd.
       RETAILER                         630,000        624
     -----------------------------------------------------
     TOTAL COMMONWEALTH
     COUNTRIES--7.0%                                14,152
     -----------------------------------------------------
LATIN AMERICA
----------------------------------------------------------
MEXICO--3.2%
----------------------------------------------------------
     Fomento Economico Mexicano,
     S.A. de C.V., "B," ADR
       BEER AND SOFT DRINK
       MANUFACTURER                     245,000      1,936
     Kimberly-Clark de Mexico,
     S.A. de C.V.
       PAPER PRODUCTS PRODUCER          392,700      1,861
     Grupo Elektra, S.A. de C.V., GDR
       RETAILER                         902,500      1,559
     Industries Bachoco, S.A.
       POULTRY PRODUCER                  53,250      1,038
     -----------------------------------------------------
                                                     6,394

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                   NUMBER OF
                                    SHARES       VALUE
----------------------------------------------------------
BRAZIL--1.6%
----------------------------------------------------------
     Telecommunicoes Brasileiro, S.A.
       TELEPHONE COMPANY               13,500   $  1,572
     Petroleo Brasileiro, S.A.
       OIL AND GAS COMPANY          6,550,000      1,532
     -----------------------------------------------------
                                                   3,104
----------------------------------------------------------
CHILE--.5%
----------------------------------------------------------
     Supermercados Unimarc, S.A.
       FOOD RETAILER                   85,100      1,048
     -----------------------------------------------------
     TOTAL LATIN AMERICAN
     COUNTRIES--5.3%                              10,546
     -----------------------------------------------------
     TOTAL COMMON STOCKS--88.6%
     (Cost: $140,986)                            177,254
     -----------------------------------------------------



                                   PRINCIPAL
                                    AMOUNT       VALUE
----------------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.80% to 5.94%
     Due--January and February 1998
     CIESCO, L.P.                     $10,000   $  9,986
     IBM Credit Corp.                   6,000      5,986
     Other                              6,200      6,188
     -----------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--11.1%
     (Cost: $22,163)                              22,160
     -----------------------------------------------------
     TOTAL INVESTMENTS--99.7%
     (Cost: $163,149)                            199,414
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--.3%                           632
     -----------------------------------------------------
     NET ASSETS--100%                           $200,046
     -----------------------------------------------------

At December 31, 1997, the Kemper International Portfolio had the following industry diversification (dollars in thousands):

                                                             VALUE           %
   -----------------------------------------------------------------------------
   Finance                                                  $ 36,829        18.5
   -----------------------------------------------------------------------------
   Consumer Cyclicals                                         30,895        15.5
   -----------------------------------------------------------------------------
   Capital Goods                                              20,825        10.4
   -----------------------------------------------------------------------------
   Energy                                                     20,019        10.0
   -----------------------------------------------------------------------------
   Health Care                                                17,277         8.6
   -----------------------------------------------------------------------------
   Technology                                                 16,882         8.4
   -----------------------------------------------------------------------------
   Utilities                                                  13,667         6.8
   -----------------------------------------------------------------------------
   Basic Industries                                           12,094         6.0
   -----------------------------------------------------------------------------
   Consumer Staples                                            8,766         4.4
   -----------------------------------------------------------------------------
   TOTAL COMMON STOCKS                                       177,254        88.6
   -----------------------------------------------------------------------------
   MONEY MARKET INSTRUMENTS, CASH AND OTHER NET ASSETS        22,792        11.4
   -----------------------------------------------------------------------------
   NET ASSETS                                               $200,046       100.0
   -----------------------------------------------------------------------------

 NOTES TO KEMPER INTERNATIONAL PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $163,149,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $41,364,000, the gross unrealized depreciation was $5,470,000 and the net unrealized appreciation on investments was $35,894,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------
                                NUMBER
COMMON STOCKS                  OF SHARES     VALUE
-----------------------------------------------------
BASIC INDUSTRIES--1.1%
-----------------------------------------------------
(a)  Casella Waste Systems,
       Inc.                      57,400        $1,514
-----------------------------------------------------
CAPITAL GOODS--1.6%
-----------------------------------------------------
(a)  Global Industries, Ltd.     70,000         1,190
(a)  Littlefuse, Inc.            42,000         1,045
     ------------------------------------------------
                                                2,235
-----------------------------------------------------
CONSUMER CYCLICALS--23.8%
-----------------------------------------------------
(a)  American Coin
       Merchandising             91,100         1,606
     American Skiing Co.        180,000         2,678
(a)  Bright Horizons
       Children's
       Center, Inc.             102,900         1,929
(a)  CapStar Hotel Co.          127,500         4,375
     Four Seasons Hotels,
       Inc.                      34,700         1,097
     Hertz Corp.                 86,500         3,482
(a)  MGM Grand                   63,000         2,272
(a)  Neiman-Marcus               51,000         1,543
(a)  Outdoor Systems, Inc.       88,250         3,387
(a)  Preview Travel, Inc.        57,100           432
(a)  Romac International         95,000         2,321
     Royal Caribbean Cruises,
       Ltd.                      76,000         4,052
(a)  SOS Staffing Service,
       Inc.                      72,600         1,370
(a)  Sportsline USA, Inc.        62,000           667
     Travis Boats                65,000         1,568
     ------------------------------------------------
                                               32,779
-----------------------------------------------------
CONSUMER DURABLES--2.4%
-----------------------------------------------------
     Noble International,
       Ltd.                      32,400           290
     U.S. Industries             98,250         2,960
     ------------------------------------------------
                                                3,250
-----------------------------------------------------
CONSUMER STAPLES--7.4%
-----------------------------------------------------
(a)  American Italian Pasta
       Co.                       58,600         1,465
     Corn Products
       International             30,000           894
(a)  Education Management
       Corp.                     34,800         1,079
(a)  Hearst-Argyle
       Television, Inc.          70,300         2,091
(a)  Jacor Communications        55,000         2,922
     Middleby Corp.             100,000           781
(a)  Whole Foods Market          19,000           971
     ------------------------------------------------
                                               10,203
-----------------------------------------------------
ENERGY--1.4%
-----------------------------------------------------
(a)  Dawson Geophysical Co.      40,600           665
(a)  Precision Drilling Corp.    50,000         1,219
     ------------------------------------------------
                                                1,884


                                NUMBER
                               OF SHARES     VALUE
-----------------------------------------------------
FINANCE--19.4%
-----------------------------------------------------
(a)  ABR Information Services    84,000       $ 2,006
     AmerUs Life Holdings,
       Inc.                      62,300         2,297
     ARM Financial Corp.         60,400         1,593
     Commercial Federal Corp.    57,000         2,027
     Executive Risk              26,500         1,850
     Financial Federal Corp.     64,800         1,531
     First Union Real Estate
       Investments              190,000         3,088
     Flag Financial Corp.        35,000           752
     Peoples Heritage
       Financial Group           57,500         2,645
     Protective Life
       Insurance Co.             30,000         1,792
     Sirrom Capital Corp.        28,500         1,485
     Spieker Properties          50,000         2,143
     Texas Regional
     Bancshares                  34,200         1,043
(a)  Trammell Crow Co.           89,900         2,315
     ------------------------------------------------
                                               26,567
-----------------------------------------------------
HEALTH CARE--11.7%
-----------------------------------------------------
     Coast Dental Services,
       Inc.                      53,600         1,286
     Concentra Managed Care,
       Inc.                      53,000         1,789
(a)  Dura Pharmaceuticals        40,000         1,835
     Hansen Orthopedic Group    115,800         1,491
(a)  Healthworld Corp.          101,300         1,222
(a)  Ocular Sciences, Inc.       29,000           761
     Omnicare, Inc.              60,000         1,860
(a)  PAREXEL International
       Corp.                     42,500         1,572
     RehabCare Group             75,000         1,988
(a)  Safeskin Corp.              40,500         2,298
     ------------------------------------------------
                                               16,102
-----------------------------------------------------
TECHNOLOGY--20.0%
-----------------------------------------------------
(a)  Advanced Fibre Co.          45,000         1,311
(a)  Analog Devices              51,500         1,426
     Belden, Inc.                61,500         2,168
(a)  Brightpoint, Inc.           65,000           902
(a)  Comverse Technology         38,500         1,502
(a)  Electronic Arts             28,000         1,059
(a)  Gartner Group               57,000         2,123
(a)  Interface Systems           61,500         1,784
(a)  Keane, Inc.                 30,000         1,219
(a)  KLA-Tencor Corp.            32,000         1,236
     Linear Technology Corp.     36,000         2,074
(a)  Microchip Technology        40,000         1,200
(a)  Natural MicroSystems
       Corp.                     39,800         1,851
     Pittway Corp.               32,000         2,228
(a)  Smart Modular
       Technologies, Inc.        30,000           690
(a)  VIASOFT, Inc.               25,000         1,056
(a)  Visio Corp.                 60,000         2,302
(a)  World Access, Inc.          55,000         1,313
     ------------------------------------------------
                                               27,444

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------
                                NUMBER OF
                                SHARES OR
                                PRINCIPAL
                                 AMOUNT       VALUE
-------------------------------------------------------
TRANSPORTATION--1.2%
-------------------------------------------------------
(a)  Knight Transportation       60,000      $  1,665
     --------------------------------------------------
     TOTAL COMMON STOCKS--90.0%
     (Cost: $112,888)                         123,643
     --------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.87% to 6.15%
     Due -- January 1998
     Cooper Industries          $ 3,000      $  2,998
     Whirlpool Financial          3,000         2,998
     Other                        6,000         5,990
     --------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--8.7%
     (Cost: $11,986)                           11,986
     --------------------------------------------------
     TOTAL INVESTMENTS--98.7%
     (Cost: $124,874)                        $135,629
     --------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.3%                     1,786
     --------------------------------------------------
     NET ASSETS -- 100%                      $137,415
     --------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER SMALL CAP GROWTH PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $124,874,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $13,710,000, the gross unrealized depreciation was $2,955,000 and the net unrealized appreciation on investments was $10,755,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER INVESTMENT GRADE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------
                                               PRINCIPAL
GOVERNMENT OBLIGATIONS                          AMOUNT                   VALUE
---------------------------------------------------------------------------------
U.S. TREASURY NOTE
---------------------------------------------------------------------------------
     6.25%, 2003                               $     50                $       51
     U.S. TREASURY BOND
     10.75%, 2003                                   450                       552
---------------------------------------------------------------------------------
MORTGAGE BACKED SECURITY
---------------------------------------------------------------------------------
     FNMA, 7.00%, 2027                            1,089                     1,097
---------------------------------------------------------------------------------
GOVERNMENT AGENCY
---------------------------------------------------------------------------------
     Tennessee Valley Authority,
       6.25%, 2017                                  100                       100
     ----------------------------------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--11.6%
     (Cost: $1,787)                                                         1,800
     ----------------------------------------------------------------------------
CORPORATE OBLIGATIONS
---------------------------------------------------------------------------------
     AEROSPACE--2.0%
---------------------------------------------------------------------------------
     Lockheed Martin,
       7.25%, 2006                                 150                       157
     Raytheon Co.,
       6.75%, 2007                                 150                       153
     ---------------------------------------------------------------------------
                                                                             310
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--1.3%
--------------------------------------------------------------------------------
     Pacific Gas & Electric,
       6.42%, 2008                                 100                       100
     Southern California Edison Co.
       6.22%, 2004                                  50                        50
       6.28%, 2005                                  50                        50
     ---------------------------------------------------------------------------
                                                                             200
--------------------------------------------------------------------------------
BANKS--11.1%
--------------------------------------------------------------------------------
     Abbey National, PLC,
       7.35%, 2049                                  25                        26
     ABN-Amro Holding, N.V.,
       8.25%, 2009                                 100                       108
     Banco Central Hispano,
       7.50%, 2005                                 100                       104
     BCH Cayman Islands, Ltd.,
       7.70%, 2006                                  70                        74
     Capital One Bank,
       8.125%, 2000                                100                       103
     Corporation Andina De Formento,
       7.79%, 2017                                 100                       104
     Crestar Financial Corp.,
       8.25%, 2002                                 100                       107
     Den Danske Bank,
       7.40%, 2010                                  50                        52
     Fleet Financial Group, Inc.
       8.125%, 2004                                 25                        27
       8.625%, 2007                                175                       199
     Kansallis Osake Bank,
       10.00%, 2002                                100                       113
     NationsBank Corp.,
       9.50%, 2004                                 200                       232

--------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                    VALUE
--------------------------------------------------------------------------------
BANKS--CONTINUED
--------------------------------------------------------------------------------
     Peoples Bank Bridgeport,
       7.20%, 2006                            $    100                $      102
     Riggs National Corp.,
       8.50%, 2006                                 100                       106
     Scotland International,
       8.80%, 2004                                  50                        56
     Svenska Handelsbanken,
       7.125%, 2049                                100                       101
     Wells Fargo & Co.,
       6.875%, 2006                                100                       102
     ---------------------------------------------------------------------------
                                                                           1,716
--------------------------------------------------------------------------------
COMMUNICATIONS, MEDIA AND ELECTRONICS--7.4%
--------------------------------------------------------------------------------
     Cablevision Systems Corp.,
       7.875%, 2007                                150                       153
     Comcast Cable,
       8.875%, 2017                                 50                        59
     Comcast Cablevision,
       8.50%, 2027                                 100                       118
     News American Holdings, Inc.,
       9.25%, 2013                                 200                       238
     Tele-Communications, Inc.,
       9.80%, 2012                                 150                       187
     Time Warner
     Entertainment Co., L.P.,
       8.375%, 2023                                 75                        86
     Time Warner, Inc.
       7.25%, 2017                                  50                        51
       9.15%, 2023                                  75                        92
     Viacom, Inc.,
       7.75%, 2005                                  50                        51
     WorldCom, Inc.
       7.75%, 2007                                  50                        53
       7.75%, 2027                                  50                        55
     ---------------------------------------------------------------------------
                                                                           1,143
--------------------------------------------------------------------------------
CONSUMER PRODUCTS, SERVICES AND RETAIL--9.9%
--------------------------------------------------------------------------------
     Chrysler Corp.,
       7.45%, 2027                                 150                       160
     Dayton Hudson Corp.,
       7.50%, 2006                                 100                       106
     Dimon, Inc.,
       8.875%, 2006                                100                       107
     Federated Department Stores,
       10.00%, 2001                                200                       221
     Harman International,
       7.32%, 2007                                  75                        77
     J.C. Penney Co.
       7.95%, 2017                                 155                       173
     May Department Stores Co.,
       6.875%, 2005                                 50                        51
     Phillip Morris Cos.,
       7.20%, 2007                                 150                       155
     Royal Caribbean Cruises, Ltd.,
       8.25%, 2005                                 120                       130

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT                     VALUE
----------------------------------------------------------------------------
CONSUMER PRODUCTS, SERVICES AND RETAIL--CONTINUED
----------------------------------------------------------------------------
     Sears Roebuck Acceptance Corp.,
       7.00%, 2007                         $    150            $      156
     Staples, Inc.,
       7.125%, 2007                             200                   203
     -----------------------------------------------------------------------
                                                                    1,539
----------------------------------------------------------------------------
DRUGS AND HEALTH CARE--1.2%
----------------------------------------------------------------------------
     MedPartners, Inc.,
       7.375%, 2006                               40                   39
     Tenet Healthcare,
       8.625%, 2003                              150                  158
     -----------------------------------------------------------------------
                                                                      197
----------------------------------------------------------------------------
ENERGY AND CHEMICALS--1.3%
----------------------------------------------------------------------------
     Gulf Canada Resources,
       8.35%, 2006                                75                   81
     USX Corp.,
       9.375%, 2012                              100                  123
     -----------------------------------------------------------------------
                                                                      204
----------------------------------------------------------------------------
FINANCIAL SERVICES--10.0%
----------------------------------------------------------------------------
     Aegon, N.V.,
       8.00%, 2006                               200                  219
     Associates Corp.,
       6.625%, 2001                              200                  202
     Case Credit Corp.,
       6.75%, 2007                               200                  203
     Felcor Suites, L.P.
       7.375%, 2004                               75                   75
       7.625%, 2007                               25                   25
     FINOVA Capital Corp.,
       6.50%, 2002                               100                  101
     General Electric Capital Corp.
       8.75%, 2007                                50                   58
       8.625%, 2008                               50                   59
     Lehman Brothers Holdings
       7.25%, 2003                                50                   52
       7.375%, 2007                              100                  104
     Morgan Stanley, Dean Witter,
       Discover & Co.
       6.875%, 2007                              200                  204
     Simon DeBartolo,
       7.125%, 2007                              100                  102
     Tanger Properties, L.P.,
       7.875%, 2004                               50                   51
     TriNet Corporate Realty Trust,
       7.70%, 2017                               100                  104
     -----------------------------------------------------------------------
                                                                    1,559
----------------------------------------------------------------------------
TRANSPORTATION--3.1%
----------------------------------------------------------------------------
     Continental Airlines, Inc.
       7.75%, 2014                                49                   52
       6.90%, 2018                                50                   51

----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                     VALUE
----------------------------------------------------------------------------
TRANSPORTATION--CONTINUED
----------------------------------------------------------------------------
     CSX Corp.,
       7.45%, 2007                       $    150              $      159
     Ford Motor Credit,
       7.75%, 2005                            100                     108
     Norfolk Southern Corp.,
       7.35%, 2007                            100                     106
     -----------------------------------------------------------------------
                                                                      476
----------------------------------------------------------------------------
UTILITIES--5.9%
----------------------------------------------------------------------------
     Centerior Energy,
       7.67%, 2004                            100                     104
     Cleveland Electric Illumination,
       7.43%, 2009                            100                     103
     Commonwealth Edison
       7.375%, 2004                            50                      52
       7.00%, 2005                            100                     103
     Hyder, PLC,
       6.875%, 2007                           150                     151
     Niagara Mohawk Power,
       8.00%, 2004                             50                      53
     Northwest Pipeline,
       6.625%, 2007                           100                     101
     U.S. West Capital Funding, Inc.
       7.90%, 2027                            125                     137
       7.95%, 2097                            100                     109
     -----------------------------------------------------------------------
                                                                      913
     -----------------------------------------------------------------------
     TOTAL CORPORATE
     OBLIGATIONS--53.2%
     (Cost: $8,117)                                                 8,257
     -----------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.60% to 5.76%
     Due--January 1998
     Federal Home Loan Mortgage Corp.       2,700                   2,692
     Federal National
     Mortgage
     Association                            2,300                   2,295
     -----------------------------------------------------------------------
     TOTAL MONEY
     MARKET INSTRUMENTS--32.2%
     (Cost: $4,987)                                                 4,987
     -----------------------------------------------------------------------
     TOTAL INVESTMENTS--97.0%
     (Cost: $14,891)                                               15,044
     -----------------------------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--3.0%                                           460
     -----------------------------------------------------------------------
     NET ASSETS--100%                                          $   15,504
     -----------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER INVESTMENT GRADE BOND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $14,891,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $155,000, the gross unrealized depreciation was $2,000 and the net unrealized appreciation on investments was $153,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

                                    NUMBER
            COMMON STOCKS          OF SHARES    VALUE
-----------------------------------------------------------
-----------------------------------------------------------
BANKS--11.5%
-----------------------------------------------------------
     Banc One Corp.                  31,200    $  1,695
     BankAmerica Corp.               15,000       1,095
     Bankers Trust New York Corp.    10,000       1,124
     Chase Manhattan Corp.           16,000       1,752
     First Union Corp.               50,400       2,583
     Golden West Financial Corp.     15,000       1,467
     Mellon Bank Corp.               30,000       1,819
     NationsBank                     38,400       2,335
     Norwest Corp.                   18,200         703
     PNC Bank, N.A.                  18,900       1,078
     Wachovia Corp.                  20,000       1,622
     Wells Fargo & Co.                4,200       1,426
     ------------------------------------------------------
                                                 18,699
-----------------------------------------------------------
BASIC INDUSTRIES--10.4%
-----------------------------------------------------------
     ALCOA                           20,000       1,407
     Crown Cork & Seal Co.           48,000       2,406
     Dow Chemical Co.                21,500       2,182
     Eastman Chemical Co.            25,000       1,489
     Georgia-Pacific Corp.           15,000         911
     Louisiana-Pacific Corp.         70,000       1,330
     Nucor Corp.                     45,000       2,174
     Praxair, Inc.                   30,000       1,350
     Sonoco Products Co.             60,000       2,081
     Timber Co.                      15,000         340
     Union Camp Corp.                21,500       1,154
     ------------------------------------------------------
                                                 16,824
-----------------------------------------------------------
CAPITAL GOODS--5.1%
-----------------------------------------------------------
     General Electric Co.            57,000       4,182
     Pitney Bowes                    16,500       1,484
     Xerox Corp.                     35,000       2,583
     ------------------------------------------------------
                                                  8,249
-----------------------------------------------------------
CONSUMER CYCLICALS--4.7%
-----------------------------------------------------------
     Honeywell                       30,000       2,055
     May Department Stores Co.       30,000       1,581
     McDonald's Corp.                50,000       2,388
     Whitman Corp.                   60,000       1,564
     ------------------------------------------------------
                                                  7,588
-----------------------------------------------------------
CONSUMER DURABLES--4.0%
-----------------------------------------------------------
     Ford Motor Co.                  78,500       3,822
     Superior Industries
       International                 99,000       2,654
     ------------------------------------------------------
                                                  6,476
-----------------------------------------------------------
CONSUMER STAPLES--4.8%
-----------------------------------------------------------
     Philip Morris Cos.             134,500       6,095
     UST, Inc.                       47,900       1,769
     ------------------------------------------------------
                                                  7,864

                                    NUMBER
                                   OF SHARES    VALUE
-----------------------------------------------------------
-----------------------------------------------------------
ENERGY--10.6%
-----------------------------------------------------------
     AMOCO Corp.                     40,700    $  3,465
     Atlantic Richfield Co.          30,000       2,404
     Chevron Corp.                   23,500       1,810
     Enron Corp.                     47,500       1,974
     Exxon Corp.                     60,000       3,671
     Kerr-McGee Corp.                30,000       1,899
     Texaco                          35,000       1,903
     ------------------------------------------------------
                                                 17,126
-----------------------------------------------------------
FINANCIAL SERVICES--13.6%
-----------------------------------------------------------
     American International Group    20,900       2,273
     BRE Properties, Inc.            60,000       1,688
     Federal Home Loan Mortgage
       Corp.                        134,600       5,645
     Federal National Mortgage
       Association                   78,600       4,485
     General Re Corp.                 8,000       1,696
     H.F. Ahmanson & Co.             25,300       1,694
     Meditrust                       39,652       1,452
     National City Corp.             20,000       1,315
     Post Properties                 45,000       1,828
     ------------------------------------------------------
                                                 22,076
-----------------------------------------------------------
HEALTH CARE--7.3%
-----------------------------------------------------------
     American Home Products Corp.    40,000       3,060
     Becton Dickinson & Co.          50,000       2,500
     Bristol-Myers Squibb Co.        30,000       2,839
     C.R. Bard                       64,500       2,020
     Glaxo Wellcome, ADR             31,200       1,494
     ------------------------------------------------------
                                                 11,913
-----------------------------------------------------------
TECHNOLOGY--3.3%
-----------------------------------------------------------
     AMP, Inc.                       67,000       2,814
     Raytheon Co.                    51,500       2,601
     ------------------------------------------------------
                                                  5,415
-----------------------------------------------------------
UTILITIES--3.1%
-----------------------------------------------------------
     GTE Corp.                       60,000       3,135
     Southern Co.                    74,000       1,915
     ------------------------------------------------------
                                                  5,050
-----------------------------------------------------------
OTHER--3.6%
-----------------------------------------------------------
     Standard & Poor's Depository
       Receipts                      60,000       5,816
     ------------------------------------------------------
     TOTAL COMMON STOCKS--82.0%
     (Cost: $118,102)                           133,096
     ------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                 VALUE
------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.7%
State Street Bank, dated 12/31/97,
4.75%, due 1/2/98
Collateralized by U.S.
Treasury bonds
(Cost: $12,553)                           $  12,553             $ 12,553
------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS
Yield--5.55% to 6.11%
Due--January and February
1998
CIESCO, L.P.                                  4,000                3,994
Ford Motor Credit                             3,000                2,993
GTE Corp.                                     3,000                2,982
Sheffield Receivables                         3,000                2,989
Other                                         6,077                6,051
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                                 VALUE
------------------------------------------------------------------------
TOTAL MONEY MARKET
INSTRUMENTS--11.7%
(Cost: $19,011)                                                  19,009
------------------------------------------------------------------------
TOTAL INVESTMENTS--101.4%
(Cost: $149,666)                                               $164,658
------------------------------------------------------------------------
LIABILITIES, LESS CASH AND
OTHER ASSETS--(1.4)%                                             (2,278)
------------------------------------------------------------------------
NET ASSETS--100%                                               $162,380
------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO KEMPER VALUE PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $149,666,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $15,612,000, the gross unrealized depreciation was $620,000 and the net unrealized appreciation on investments was $14,992,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------
                                     NUMBER
             COMMON STOCKS          OF SHARES      VALUE
---------------------------------------------------------------
CONSUMER DISCRETIONARY--13.1%
---------------------------------------------------------------
     Applebee's International        22,900     $   414
(a)  BJ's Wholesale Club             15,100         474
(a)  Boston Chicken                  39,700         255
     Brown Group, Inc.               27,700         369
     Burlington Coat Factory          5,000          82
     Bush Industries                 11,000         286
     Carmike Cinemas                 10,700         307
     CDI Corp.                       11,100         508
     DIMON, Inc.                     24,900         654
     Finish Line, Inc.               26,900         353
     First Brands Corp.              27,100         730
     Footstar, Inc.                   5,000         134
(a)  Friedman's, Inc.                27,500         375
     Haggar Apparel Co.               9,600         151
     Harman International
       Industries                    10,800         458
     Heilig - Meyers                 13,200         158
     Herbalife International, Inc.
       Class A                        9,266         195
       Class B                       18,533         398
     Hollywood Entertainment Corp.   46,500         494
     Homebase, Inc.                  13,100         103
(a)  Lone Star Steakhouse & Saloon   26,900         471
(a)  ShopKo Stores                    5,000         109
     Springs Industries, Inc.        12,200         634
(a)  Swisher International Group,
       Inc.                           5,000          85
(a)  Tommy Hilfiger Corp.            10,000         351
(a)  Valassis Communications         12,000         444
(a)  Wet Seal                         9,500         280
(a)  Young Broadcasting Corp.        18,500         717
     ----------------------------------------------------------
                                                  9,989
---------------------------------------------------------------
CONSUMER STAPLES--.6%
---------------------------------------------------------------
(a)  Performance Food Group          18,000         428
---------------------------------------------------------------
ENERGY--5.4%
---------------------------------------------------------------
     Atmos Energy Corp.              15,800         478
(a)  Basin Exploration                7,500         133
(a)  Chieftain International, Inc.   18,000         382
     Giant Industries                11,500         219
     KCS Energy                      24,100         500
(a)  Nuevo Energy Co.                15,800         644
(a)  Seitel, Inc.                    24,800         425
(a)  Tesoro Petroleum Corp.          24,500         380
(a)  Triton Energy Corp.             11,900         347
(a)  Veritas DGC, Inc.               15,100         596
     ----------------------------------------------------------
                                                  4,104

---------------------------------------------------------------
                                     NUMBER
                                    OF SHARES    VALUE
---------------------------------------------------------------
FINANCIAL SERVICES--20.6%
---------------------------------------------------------------
(a)  Acceptance Insurance Cos.       16,100     $   389
     Ambassador Apartments           15,500         319
(a)  Amerin                          10,000         280
     Associated Banc Corp.           11,876         655
     Astoria Financial Corp.         11,800         658
     Bank Atlantic Bancorp           35,500         579
     Chartwell Re Corp.              11,900         402
     Commercial Federal Corp.        21,750         773
     Compass Bancshares               8,550         374
     Consumer Portfolio Services     12,000         115
     Cullen Frost Bankers            13,000         789
     Doral Financial Corp.           13,800         350
     Excel Realty Trust, Inc.        12,800         403
(a)  First Alliance Corp.             7,000         129
     First Commerce Corp.             8,500         572
     Fremont General Corp.           13,000         712
     HUBCO, Inc.                     12,360         484
     Imperial Credit Commercial
       Mortgage Investment           39,300         575
     Imperial Credit Industries      33,300         683
     Lawyers Title Insurance Corp.    5,000         157
     Long Island Bancorp             12,300         610
     ML Bancorp, Inc.                   800          24
     New Century Financial Co.        3,300          34
(a)  Ocwen Financial Corp.            5,000         127
     PennCorp Financial Group        10,000         357
     Peoples Heritage Financial
       Group                          4,500         207
     Redwood Trust                   21,100         430
     Reliance Group Holdings, Inc.   38,700         547
     RenaissanceRe Holdings, Ltd.     6,000         265
     Resource Bancshares Mortgage
       Group                         46,515         759
(a)  Southern Pacific Funding
       Corp.                         46,200         606
     Sovereign Bancorp                5,000         104
(a)  Trans Financial, Inc.            7,500         292
     United Companies Financial
       Corp.                         15,100         234
     UST Corp.                       10,000         278
     W.R. Berkley Corp.               9,000         395
     Webster Financial Corp.         12,100         805
     Winston Hotels                  18,000         237
     ----------------------------------------------------------
                                                 15,709
---------------------------------------------------------------
HEALTH CARE--3.4%
---------------------------------------------------------------
(a)  Apria Healthcare Group          24,500         329
(a)  CONMED Corp.                    28,800         756
(a)  Genesis Health Ventures         20,000         528
(a)  Hologic, Inc.                   16,100         333
     Integrated Health Services      21,389         667
     ----------------------------------------------------------
                                                  2,613

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                     NUMBER
                                    OF SHARES    VALUE
-----------------------------------------------------------
MATERIALS AND PROCESSING--13.7%
-----------------------------------------------------------
     AK Steel Holding Corp.          30,000     $   531
     AMCOL International             41,250         655
     Ball Corp.                      18,000         636
(a)  Buckeye Technologies, Inc.      10,000         462
     Carpenter Technology Corp.      13,300         639
     Del Webb Corp.                  13,600         354
     Elcor Corp.                     20,250         486
     Flowserve Corp.                 18,526         517
     Furon Co.                       35,400         739
(a)  Global Industrial
       Technologies, Inc.            18,000         305
     Intermet Corp.                  33,000         578
(a)  Lone Star Technologies          18,500         525
(a)  Lydall, Inc.                    22,800         445
     MascoTech                       24,500         450
     Mississippi Chemical Corp.      10,000         183
(a)  Mueller Industries, Inc.         3,500         207
     Oregon Metallurgical Corp.      23,500         784
     Quanex Corp.                    16,500         464
(a)  Shaw Group                      19,700         453
     Trinity Industries              12,200         544
(a)  Wyman-Gordon Co.                22,000         432
     ------------------------------------------------------
                                                 10,389
-----------------------------------------------------------
PRODUCER DURABLES--4.4%
-----------------------------------------------------------
     Blount International, "A"       19,000         507
     Briggs & Stratton Corp.         12,000         583
(a)  Electroglas                      5,000          77
     General Cable Corp.             19,600         709
     Pacific Scientific Co.           9,800         235
     Stewart & Stevenson Services    23,900         609
     Watts Industries, Inc.          22,500         637
     ------------------------------------------------------
                                                  3,357
-----------------------------------------------------------
TECHNOLOGY--7.2%
-----------------------------------------------------------
(a)  Altron, Inc.                    15,000         199
     Belden, Inc.                    14,000         493
(a)  Benchmark Electronics            9,600         214
     Breed Technologies, Inc.        14,200         259
(a)  Burr Brown Corp.                 8,950         287
(a)  ESS Technology                  18,000         137
(a)  EXAR Corp.                       7,100         117
(a)  HADCO Corp.                      4,800         217
(a)  HMT Technology Corp.            42,500         553
(a)  Hutchinson Technology           18,200         398
(a)  Komag, Inc.                     15,000         223

-----------------------------------------------------------
                                    NUMBER OF
                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT      VALUE
-----------------------------------------------------------
TECHNOLOGY--CONTINUED
-----------------------------------------------------------
(a)  Kulicke & Soffa Industries       2,500     $    47
(a)  Learning Co.                    40,900         657
(a)  MasTec, Inc.                    11,000         252
(a)  MicroAge, Inc.                   3,400          51
(a)  Read-Rite Corp.                 25,900         408
     Scientific-Atlanta              36,800         616
(a)  Tech-Sym Corp.                   7,400         188
(a)  Vanstar Corp.                   11,300         128
     ------------------------------------------------------
                                                  5,444
-----------------------------------------------------------
TRANSPORTATION--4.0%
-----------------------------------------------------------
     Airborne Freight Corp.          11,500         714
(a)  America West Holdings           36,600         682
     Borg-Warner Automotive, Inc.    12,700         660
     Fleetwood Enterprises           15,000         636
     Myers Industries                22,220         379
     ------------------------------------------------------
                                                  3,071
-----------------------------------------------------------
UTILITIES--.6%
-----------------------------------------------------------
(a)  Jones Intercable, Inc.          24,900         437
     ------------------------------------------------------
     TOTAL COMMON STOCKS--73.0%
     (Cost: $49,480)                             55,541
     ------------------------------------------------------
(b)  MONEY MARKET INSTRUMENTS
     Yield--4.98% to 6.47%
     Due--January and February 1998
     American Honda Finance Corp.    $2,000       1,996
     CIESCO, L.P.                     3,000       2,995
     Countrywide Funding Corp.        2,000       1,997
     FINOVA Capital Corp.             2,000       1,994
     General Motors Corp.             2,000       1,998
     Lehman Brothers Holdings,
       Inc.                           2,000       1,997
     Matterhorn Capital               2,000       1,984
     Sheffield Receivables            2,000       1,993
     Other                            3,100       3,088
     ------------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--26.3%
     (Cost: $20,044)                             20,042
     ------------------------------------------------------
     TOTAL INVESTMENTS--99.3%
     (Cost: $69,524)                             75,583
     ------------------------------------------------------
     CASH AND OTHER ASSETS, LESS
     LIABILITIES--.7%                               525
     ------------------------------------------------------
     NET ASSETS--100%                           $76,108
     ------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER SMALL CAP VALUE PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) The Fund has entered into exchange-traded Russell 2000 Index futures contracts in order to take advantage of anticipated market conditions and effectively invest in equities approximately $2,700,000 of money market instruments. As a result, approximately 76% of the Fund's net assets are effectively invested in equities. (See Note 6 of the Notes to Financial Statements.)

Based on the cost of investments of $69,524,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $9,300,000, the gross unrealized depreciation was $3,241,000 and the net unrealized appreciation on investments was $6,059,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER VALUE+GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                     NUMBER
             COMMON STOCKS          OF SHARES    VALUE
-----------------------------------------------------------
BASIC INDUSTRIES--5.0%
-----------------------------------------------------------
     AMP, Inc.                         9,700    $   407
     Champion International Corp.      2,000         91
     Dow Chemical Co.                  3,800        386
     Eastman Chemical Co.              3,300        197
     Georgia-Pacific Corp.             1,800        109
     Louisiana-Pacific Corp.          15,000        285
     Nucor Corp.                       7,000        338
     Praxair, Inc.                     5,000        225
     Sonoco Products Co.              14,000        486
     Timber Co.                        1,800         41
     Union Camp Corp.                  4,200        225
(a)  USA Waste Services               15,175        596
     Weyerhaeuser Co.                  2,000         98
     ------------------------------------------------------
                                                  3,484
-----------------------------------------------------------
CAPITAL GOODS--6.6%
-----------------------------------------------------------
     B.F. Goodrich Co.                 7,200        298
     Crown Cork & Seal Co.             7,000        351
     Emerson Electric Co.              9,800        553
     General Electric Co.             24,500      1,798
     Pitney Bowes, Inc.                3,000        270
     Raytheon Co.                      6,000        303
(a)  U.S. Filter Corp.                17,900        536
     Xerox Corp.                       6,000        443
     ------------------------------------------------------
                                                  4,552
-----------------------------------------------------------
CONSUMER CYCLICALS--11.1%
-----------------------------------------------------------
     American Greetings Corp.         21,000        822
(a)  AutoZone                         16,100        467
     Carnival Corp.                   16,000        886
     Dillard Department Stores        16,500        582
     May Department Stores Co.         6,500        342
(a)  MGM Grand                        19,000        685
     NIKE                             20,500        805
(a)  Nine West Group                  21,000        545
     Sears, Roebuck & Co.             14,900        674
(a)  Tommy Hilfiger Corp.             19,700        692
     V.F. Corp.                        4,000        184
     Walt Disney Co.                  10,100      1,000
     ------------------------------------------------------
                                                  7,684
-----------------------------------------------------------
CONSUMER DURABLES--1.8%
-----------------------------------------------------------
     Ford Motor Co.                   13,000        633
     Magna International, Inc.,
       "A"                             3,800        239
     Superior Industries
       International                  14,000        375
     ------------------------------------------------------
                                                  1,247
-----------------------------------------------------------
CONSUMER STAPLES--10.2%
-----------------------------------------------------------
     McDonald's Corp.                 15,000        716
     Newell Co.                       16,500        701
     PepsiCo                           6,500        237
     Philip Morris Cos.               60,500      2,741
     Procter & Gamble Co.              6,000        479
     Tricon Global Restaurants,
       Inc.                            1,050         30
     UST, Inc.                        58,200      2,150
     ------------------------------------------------------
                                                  7,054

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES    VALUE
----------------------------------------------------------
ENERGY--4.0%
----------------------------------------------------------
     AMOCO Corp.                       6,000    $   511
     Atlantic Richfield Co.            4,900        393
     Chevron Corp.                     3,700        285
     Columbia Gas System               1,800        141
     Enron Corp.                       6,000        249
     Exxon Corp.                      10,200        624
     Kerr-McGee Corp.                  4,500        285
     Royal Dutch Petroleum             2,800        152
     YPF Sociedad Anonima, ADR         4,500        154
     -----------------------------------------------------
                                                  2,794
----------------------------------------------------------
FINANCE--20.3%
----------------------------------------------------------
     American General Corp.            3,300        178
     American International Group      3,000        326
     Banc One Corp.                    6,700        364
     BankAmerica Corp.                 3,200        233
     Bankers Trust New York Corp.      1,900        214
     Bank of New York Co.              5,600        324
     Barnett Banks                     3,000        216
     Bear Stearns Cos.                11,700        556
     BRE Properties, Inc.              9,000        253
     Chase Manhattan Corp.             4,500        493
     Crestar Financial Corp.           1,400         80
     Federal Home Loan Mortgage
       Corp.                          24,700      1,036
     Federal National Mortgage
       Association                    29,100      1,660
     First Chicago NBD Corp.           4,000        334
     First Union Corp.                 4,600        236
     General Re Corp.                  3,500        742
     Golden West Financial Corp.       3,000        293
     Hartford Financial Services       6,000        561
     H.F. Ahmanson & Co.               5,000        335
     Hibernia Corp.                   34,000        640
     Jefferson-Pilot Corp.             6,100        475
     J.P. Morgan & Co.                   700         79
     KeyCorp                           1,000         71
     MBIA, Inc.                        2,400        160
     Meditrust                         3,604        132
     Merrill Lynch & Co.              12,100        882
     MGIC Investment Corp.             7,000        465
     Morgan Stanley, Dean Witter,
       Discover & Co.                 11,000        650
     NationsBank                       9,000        547
     PNC Bank Corp.                    7,000        399
     Post Properties                   8,000        325
     Republic NY Corp.                   600         67
     Safeco Corp.                      8,000        390
     Torchmark Corp.                   2,000         84
     Wells Fargo & Co.                   700        238
     -----------------------------------------------------
                                                 14,038

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES    VALUE
----------------------------------------------------------
HEALTH CARE--14.0%
----------------------------------------------------------
     Abbott Laboratories              11,500    $   754
(a)  ALZA Corp.                       34,500       1098
     American Home Products Corp.     20,500      1,568
     Astra, A.B., ADR                 36,700        631
     Baxter International              5,000        252
     Becton Dickinson & Co.            8,000        400
(a)  Biogen                           10,200        371
     Boston Scientific Corp.           6,000        275
     Bristol-Myers Squibb Co.          4,700        445
     C.R. Bard                        15,500        485
     Crescendo Pharmaceutical          1,050         12
(a)  HealthCare COMPARE Corp.         10,500        537
     Johnson & Johnson                 7,500        494
     Mallinckrodt Group               16,400        623
     Merck & Co.                      10,100      1,073
     United Healthcare Corp.          13,100        651
     -----------------------------------------------------
                                                  9,669
----------------------------------------------------------
TECHNOLOGY--22.9%
----------------------------------------------------------
(a)  Applied Materials, Inc.          29,400        886
(a)  Ascend Communications, Inc.      10,000        245
(a)  Atmel Corp.                      33,000        613
(a)  Cisco Systems                    25,350      1,413
     Compaq Computer Corp.            21,600      1,219
(a)  Computer Sciences Corp.          12,800      1,069
     Diebold                          18,500        937
     Electronic Data Systems           2,500        110
     First Data Corp.                  9,000        263
     Hewlett-Packard Co.               2,800        175
     Intel Corp.                      21,200      1,489
     Linear Technology Corp.          11,100        640
(a)  Microchip Technology             22,500        675
(a)  Novellus Systems                 14,500        469

----------------------------------------------------------
                                    NUMBER OF
                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT      VALUE
----------------------------------------------------------
TECHNOLOGY--CONTINUED
----------------------------------------------------------
(a)  Parametric Technology Corp.      13,000    $   616
(a)  Quantum Corp.                    30,000        602
     Reynolds & Reynolds Co.          34,500        636
(a)  Seagate Technology               13,000        250
(a)  Sun Microsystems                 25,500      1,017
(a)  Teradyne, Inc.                   25,500        816
(a)  3Com Corp.                       37,975      1,327
(a)  Western Digital Corp.            19,900        320
     -----------------------------------------------------
                                                 15,787
----------------------------------------------------------
TRANSPORTATION--.4%
----------------------------------------------------------
     Canadian National Railway Co.     5,200        246
----------------------------------------------------------
UTILITIES--3.5%
----------------------------------------------------------
     GTE Corp.                        11,000        575
     Southern Co.                     20,000        518
(a)  WorldCom, Inc.                   42,700      1,292
     -----------------------------------------------------
                                                  2,385
     -----------------------------------------------------
     TOTAL COMMON STOCKS--99.8%
     (Cost: $64,717)                             68,940
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--1.4%
     Yield--6.45%
     Due--January 1998
     (Cost: $999)                    $ 1,000        999
     -----------------------------------------------------
     TOTAL INVESTMENTS--101.2%
     (Cost: $65,716)                             69,939
     -----------------------------------------------------
     LIABILITIES, LESS CASH AND
     OTHER ASSETS--(1.2)%                          (845)
     -----------------------------------------------------
     NET ASSETS--100%                           $69,094
     -----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER VALUE + GROWTH PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $65,716,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $6,796,000, the gross unrealized depreciation was $2,573,000 and the net unrealized appreciation on investments was $4,223,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 20+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                   PRINCIPAL
                                   AMOUNT OR
                                    NUMBER
        GOVERNMENT OBLIGATIONS     OF SHARES       VALUE
----------------------------------------------------------
U.S. TREASURY SECURITIES--15.8%
----------------------------------------------------------
     Notes      7.50%, 1999         $  100        $   103
                8.875%, 2000           250            267
                8.50%, 2000            450            480
                6.75%, 2000            499            510
                5.50%, 2000            575            572
                6.625%, 2001           450            463
                7.875%, 2004           211            236
     -----------------------------------------------------
                                                    2,631
----------------------------------------------------------
MORTGAGE BACKED SECURITIES--3.2%
----------------------------------------------------------
     FHLMC, 6.00%, 2006                 66             66
     FHLMC, 6.50%, 2014                107            108
     FNMA, 6.01%, 2000                 150            151
     GNMA, 7.00%, 2015                 210            213
     -----------------------------------------------------
                                                      538
     -----------------------------------------------------
     TOTAL GOVERNMENT OBLIGATIONS--19.0%
     (Cost: $3,147)                                 3,169
     -----------------------------------------------------

     COMMON STOCKS
----------------------------------------------------------
BASIC INDUSTRIES--3.1%
----------------------------------------------------------
     AK Steel Holding Corp.          1,210 shs.        21
     AMCOL International             1,815             29
     Crown Cork & Seal Co.           1,000             50
     Dow Chemical Co.                  500             50
     Eastman Chemical Co.              500             29
     Georgia-Pacific Corp.             300             18
     Louisiana-Pacific Corp.         2,000             38
     Nucor Corp.                       900             43
     Oregon Metallurgical Corp.        975             33
     Rentokil Initial, PLC          12,205             54
     Sonoco Products Co.             1,500             52
     Technip, S.A.                     193             20
     Timber Co.                        300              7
     Toray Industries                7,500             34
     Union Camp Corp.                  600             32
     -----------------------------------------------------
                                                      510
----------------------------------------------------------
CAPITAL GOODS--6.0%
----------------------------------------------------------
     Applied Industrial
       Technologies                    600             16
     B.F. Goodrich Co.                 800             33
     Blount International, "A"       1,460             39
     Casella Waste System, Inc.      3,000             79
     General Electric Co.            3,800            279
(a)  Littelfuse, Inc.                1,900             47
     Mannesmann, A.G.                  151             76
     Murata Manufacturing            1,200             30
     Noble International, Ltd.         300              3
     Pacific Scientific Co.          2,010             48
     Raytheon Co.                      900             45
     Sony Corp.                        700             62
     Trinity Industries                570             25
(a)  USA Waste Services              1,852             73
(a)  U.S. Filter Corp.               4,500            135
     -----------------------------------------------------
                                                      990

----------------------------------------------------------
                                    NUMBER
        GOVERNMENT OBLIGATIONS     OF SHARES       VALUE
----------------------------------------------------------
CONSUMER CYCLICALS--9.8%
----------------------------------------------------------
(a)  American Coin Merchandising     3,600        $    63
     American Greetings Corp.        2,400             94
(a)  AutoZone                        1,800             52
     Borg-Warner Automotive, Inc.      450             23
(a)  Bright Horizons Children's
       Center, Inc.                  2,800             53
     Brown Group, Inc.               1,360             18
(a)  CapStar Hotel Co.               1,100             38
     Carnival Corp.                  1,800            100
     Carrefour, S.A.                    76             40
(a)  Consolidated Graphics, Inc.       500             23
     Dillard Department Stores       2,800             99
(a)  Education Management Corp.        500             16
     Femsa "B" Fomento Economico
       Mexicano, S.A.                6,200             49
     Finish Line                     1,430             19
     Four Seasons Hotels, Inc.       1,400             44
(a)  Friedman's, Inc.                1,600             22
(a)  Hearst-Argyle Television,
       Inc.                            600             18
     Hertz Corp.                       400             16
     Hudson's Bay Co.                2,975             66
     May Department Stores Co.         600             32
(a)  Men's Wearhouse                 1,400             49
     Meredith Corp.                    400             14
(a)  MGM Grand                       1,800             65
(a)  Neiman-Marcus                     800             24
     NIKE                            2,950            116
(a)  Nine West Group                 3,000             78
(a)  Outdoor Systems, Inc.           1,100             42
(a)  Outsource International           500              6
(a)  Preview Travel, Inc.              500              4
     Sears, Roebuck & Co.            1,900             86
(a)  SOS Staffing Services             500              9
(a)  SportsLine USA, Inc.            1,200             13
(a)  Tommy Hilfiger Corp.            2,500             88
     Trammell Crow Co.                 800             21
     Walt Disney Co.                 1,300            129
     -----------------------------------------------------
                                                    1,629
----------------------------------------------------------
CONSUMER DURABLES--2.0%
----------------------------------------------------------
     BBA Group, PLC                  5,180             35
     Ford Motor Co.                  1,800             88
     Honda Motor Co., Ltd.           1,100             41
     Magna International Inc.,
       "A"                             600             38
     Simpson Industries              2,000             24
     Superior Industries
       International                 2,000             54
     U.S. Industries                 1,750             53
     -----------------------------------------------------
                                                      333
----------------------------------------------------------
CONSUMER STAPLES--10.5%
----------------------------------------------------------
(a)  American Italian Pasta Co.      2,000             50
     Arbor Drugs                     2,850             53
     Avon Products                   2,000            123
(a)  Boston Chicken                  1,790             12
     Coca Cola Co.                     700             47
(a)  Emmis Broadcasting Corp.          800             37
     Flowserve Corp.                   986             28
     Independent Newspapers, PLC    11,320             61

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES       VALUE
----------------------------------------------------------
CONSUMER STAPLES--CONTINUED
----------------------------------------------------------
     Kimberly-Clark de Mexico,
       S.A. de C.V.                 15,400        $    73
     Koninklijke Ahold, N.V.         4,898            128
(a)  Lone Star Steakhouse &
       Saloon                        1,340             23
     McDonald's Corp.                3,600            172
(a)  MSC Industrial Direct           1,400             59
     Newell Co.                      2,700            115
     Ocular Sciences, Inc.             200              5
     PepsiCo                         1,500             55
     Philip Morris Cos.              7,100            322
     Procter & Gamble Co.            1,300            104
     Star Buffet, Inc.                 200              2
     UST, Inc.                       6,200            229
(a)  Whole Foods Market              1,000             51
     -----------------------------------------------------
                                                    1,749
----------------------------------------------------------
ENERGY--3.8%
----------------------------------------------------------
     AMOCO Corp.                       600             51
     Atlantic Richfield Co.            700             56
     Atmos Energy Corp.                600             18
     British Petroleum               2,961             39
     Chevron Corp.                     500             39
     Columbia Gas System               300             24
(a)  Dawson Geophysical Co.          2,000             33
     Elf Aquitaine                     528             62
     Exxon Corp.                     1,200             73
     Giant Industries                1,110             21
     KCS Energy                        780             16
     Petro-Canada                    2,300             42
     Repsol, S.A.                      820             35
     Royal Dutch Petroleum           1,396             77
(a)  Tesoro Petroleum Corp.          1,190             18
     YPF Sociedad Anonima, ADR         900             31
     -----------------------------------------------------
                                                      635
----------------------------------------------------------
FINANCE--16.9%
----------------------------------------------------------
     American General Corp.          1,000             54
     AmerUS Life Holdings, Inc.      1,000             37
     ARM Financial Corp.             2,300             61
     Astoria Financial Corp.           485             27
     AXA-UAP, S.A.                     500             39
     Banco Bilbao Vizcaya            1,801             58
     Banco Popular Espanol             880             61
     Banc One Corp.                    700             38
     BankAmerica Corp.                 400             29
     Bankers Trust New York Corp.      200             22
     Bank of Ireland                 5,430             83
     Barnett Banks                     600             43
     Bear Stearns Cos.               1,600             76
     BRE Properties, Inc.            1,200             34
     Chase Manhattan Corp.             400             44
     CITIC Pacific, Ltd.             6,500             26
     Commercial Federal Corp.          550             20
     Compass Bancshares                610             27
     Del Webb Corp.                  1,230             32
     Excel Realty Trust, Inc.          765             24
     Executive Risk                    300             21
     Federal Home Loan Mortgage
       Corp.                         3,400            143
     Federal National Mortgage
       Association                   4,000            228
     Financial Federal Corp.         2,900             69
     First Chicago NBD Corp.           400             33
     First Commerce Corp.              420             28
     First Union Corp.               1,640             84

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES       VALUE
----------------------------------------------------------
FINANCE--CONTINUED
----------------------------------------------------------
     Fleet Financial Group, Inc.       300        $    22
     Golden West Financial Corp.       400             39
     Hartford Financial Services       600             56
     H.F. Ahmanson & Co.               300             20
     Hibernia Corp.                  3,000             56
     HSBC Holdings, PLC              3,644             90
     Imperial Credit Industries      1,035             21
     ING Groep, N.V.                 1,020             43
     Jefferson-Pilot Corp.             550             43
     Kansas City Southern
       Industries                      600             19
     KeyCorp                           300             21
     LaSalle Partners                1,200             43
     Meditrust                         720             26
     Merrill Lynch & Co.             1,300             95
     MGIC Investment Corp.           1,600            106
     Morgan Stanley, Dean Witter,
       Discover & Co.                2,000            118
     NationsBank                     2,550            155
     PennCorp Financial Group          720             26
     PNC Bank Corp.                    800             46
     Post Properties                   900             37
     Protective Life Insurance
       Co.                             400             24
     Republic NY Corp.                 250             29
     Resource Bancshares Mortgage
       Group                         1,890             31
     Safeco Corp.                    1,000             49
     Texas Regional Bancshares         150              5
     Torchmark Corp.                 2,100             88
     United Companies Financial
       Corp.                           940             15
     Vedior, N.V.                    1,130             20
     Wells Fargo & Co.                 100             34
     -----------------------------------------------------
                                                    2,818
----------------------------------------------------------
HEALTH CARE--9.3%
----------------------------------------------------------
     Abbott Laboratories             1,500             98
     ALZA Corp.                      3,900            124
     American Home Products Corp.    1,900            145
     Astra, A.B., ADR                3,366             58
     Baxter International              600             30
     Becton Dickinson & Co.            400             20
(a)  Biogen                          1,600             58
     Bristol-Myers Squibb Co.          800             76
(a)  British Biotech, PLC            5,110              9
     Concentra Managed Care, Inc.      457             15
(a)  CONMED Corp.                    1,270             33
     C.R. Bard                       1,300             41
     Crescendo Pharamaceutical         125              1
(a)  Dura Pharamaceuticals             600             28
     Glaxo Wellcome, PLC             2,194             52
(a)  Hanger Orthopedic Group         2,500             32
(a)  HealthCare COMPARE Corp.        1,450             74
(a)  Healthworld Corp.               1,700             21
     Johnson & Johnson               1,200             79
     Mallinckrodt Group              1,700             65
     Merck & Co.                     1,200            128
     Novartis                           21             34
(a)  PAREXEL International Corp.     1,000             37
     RehabCare Group                 1,000             27
     Roche Holding, A.G.                 5             50
(a)  Safeskin Corp.                    900             51
(a)  Sofamor-Danek Group               600             39
     United Healthcare Corp.         1,700             84
     Zeneca Group, PLC               1,115             39
     -----------------------------------------------------
                                                    1,548

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES       VALUE
----------------------------------------------------------
TECHNOLOGY--15.4%
----------------------------------------------------------
(a)  Adaptec, Inc.                   2,500        $    93
     AMP, Inc.                         900             38
(a)  Analog Devices                  2,600             72
(a)  Applied Materials, Inc.         3,900            117
(a)  Ascend Communications, Inc.     1,500             37
(a)  Atmel Corp.                     4,700             87
     Belden, Inc.                      800             28
     Canon, Inc.                       900             21
(a)  Cisco Systems                   3,300            184
     Compaq Computer Corp.           2,575            145
(a)  Computer Sciences Corp.         1,650            138
(a)  Comverse Technology               100              4
     Diebold                         2,000            101
     ESS Technologies, Inc.          1,570             12
     Fuji Photo Film Co., Ltd.       1,000             38
(a)  Gartner Group                     400             15
     Getronics                       1,050             33
     Hewlett-Packard Co.               400             25
     HMT Technology Corp.            1,600             21
     Intel Corp.                     2,700            190
(a)  Jones Intercable, Inc.          1,435             25
(a)  KLA-Tencor Corp.                  100              4
(a)  Learning Co.                    1,850             30
     Linear Technology Corp.         1,500             86
(a)  MRV Communications                300              7
(a)  Natural MicroSystems Corp.        300             14
(a)  Novellus Systems                1,800             58
(a)  Parametric Technology Corp.     1,800             85
     Pittway Corp.                     100              7
(a)  Quantum Corp.                   2,400             48
(a)  Read-Rite Corp.                 1,380             22
     Reynolds & Reynolds Co.         6,300            116
(a)  Sanmina Corp.                     450             30
(a)  Seagate Technology              1,500             29
(a)  Sun Microsystems                5,000            199
(a)  Tech-Sym Corp.                    120              3
     Telecom Italia Spa              5,700             36

----------------------------------------------------------
                                   NUMBER OF
                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT         VALUE
----------------------------------------------------------
TECHNOLOGY--CONTINUED
----------------------------------------------------------
(a)  Teradyne, Inc.                  3,700        $   118
(a)  3Com Corp.                      4,950            173
(a)  VIASOFT, Inc.                     200              8
(a)  Western Digital Corp.           4,100             66
     -----------------------------------------------------
                                                    2,563
----------------------------------------------------------
TRANSPORTATION--.2%
----------------------------------------------------------
     Canadian National Railway
       Co.                             700             33
(a)  Knight Transportation             200              6
     -----------------------------------------------------
                                                       39
----------------------------------------------------------
UTILITIES--2.7%
----------------------------------------------------------
     GTE Corp.                       1,200             63
     Southern Co.                    1,800             47
     Telecom Italia Mobile          13,915             64
     Telefonica de Espana, S.A.      1,830             52
     Veba, A.G.                        635             43
(a)  WorldCom, Inc.                  6,100            185
     -----------------------------------------------------
                                                      454
     -----------------------------------------------------
     TOTAL COMMON STOCKS--79.7%
     (Cost: $12,159)                               13,268
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--2.7%
     Yield--5.73%
     Due--January 1998
     (Cost: $449)                   $  450            449
     -----------------------------------------------------
     TOTAL INVESTMENTS--101.4%
     (Cost: $15,755)                               16,886
     -----------------------------------------------------
     LIABILITIES, LESS CASH AND
     OTHER ASSETS--(1.4)%                            (227)
     -----------------------------------------------------
     NET ASSETS -- 100%                           $16,659

--------------------------------------------------------------------------------
NOTES TO KEMPER HORIZON 20+ PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $15,755,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $1,597,000, the gross unrealized depreciation was $466,000 and the net unrealized appreciation on investments was $1,131,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 10+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                   PRINCIPAL
                                   AMOUNT OR
                                    NUMBER
        GOVERNMENT OBLIGATIONS     OF SHARES     VALUE
-----------------------------------------------------------
U. S. TREASURY SECURITIES--31.8%
-----------------------------------------------------------
     Notes      8.875%, 2000        $ 1,178     $ 1,261
                8.50%, 2000           1,370       1,455
                6.75%, 2000             670         685
                5.50%, 2000           1,200       1,193
                8.00%, 2001           1,000       1,069
                6.625%, 2001            850         874
                6.25%, 2002             450         458
                7.875%, 2004            150         168
     ------------------------------------------------------
                                                  7,163
-----------------------------------------------------------
MORTGAGE BACKED SECURITIES--6.6%
-----------------------------------------------------------
     FHLMC, 6.00%, 2006                 219         218
     FHLMC, 6.50%, 2014                 230         232
     FNMA, 6.01%, 2000                  500         502
     GNMA, 7.00%, 2015                  531         537
     ------------------------------------------------------
                                                  1,489
     ------------------------------------------------------
     TOTAL GOVERNMENT OBLIGATIONS--38.4%
     (Cost: $8,608)                               8,652
     ------------------------------------------------------

     COMMON STOCKS
-----------------------------------------------------------
BASIC INDUSTRIES--2.5%
-----------------------------------------------------------
     AK Steel Holding Corp.           1,650 shs.     29
     AMCOL International              2,625          41
     Champion International Corp.       300          13
     Crown Cork & Seal Co.              600          30
     Dow Chemical Co.                   600          60
     Eastman Chemical Co.               400          23
     Georgia-Pacific Corp.              300          18
     Louisiana-Pacific Corp.          1,200          23
     Millennium Chemicals, Inc.         107           3
     Nucor Corp.                        700          34
     Oregon Metallurgical Corp.       1,440          48
     Rentokil Initial, PLC           15,248          67
     Sonoco Products Co.              2,000          69
     Technip, S.A.                      350          37
     Timber Co.                         300           6
     Toray Industries                 9,000          40
     Union Camp Corp.                   500          27
     ------------------------------------------------------
                                                    568
-----------------------------------------------------------
CAPITAL GOODS--4.5%
-----------------------------------------------------------
     Applied Industrial
       Technologies                   1,050          28
     B.F. Goodrich Co.                  700          29
     Blount International, "A"        2,180          58
     Casella Waste System, Inc.       1,500          40
     Emerson Electric Co.             1,200          68
     General Electric Co.             3,800         279
(a)  Littelfuse, Inc.                   700          17
     Mannesmann, A.G.                    85          43
     Murata Manufacturing             1,000          25
     Noble International, Ltd.          300           3
     Pacific Scientific Co.           2,980          72
     Raytheon Co.                       900          45
     Sony Corp.                         800          71


-----------------------------------------------------------
                                    NUMBER
        GOVERNMENT OBLIGATIONS     OF SHARES     VALUE
-----------------------------------------------------------
CAPITAL GOODS--CONTINUED
-----------------------------------------------------------
     Trinity Industries                 830     $    37
(a)  USA Waste Services               1,775          70
(a)  U.S. Filter Corp.                3,100          93
     Xerox Corp.                        600          44
     ------------------------------------------------------
                                                  1,022
-----------------------------------------------------------
CONSUMER CYCLICALS--7.3%
-----------------------------------------------------------
(a)  American Coin Merchandising      2,100          37
     American Greetings Corp.         2,100          82
(a)  AutoZone                         2,300          67
     Borg Warner Automotive, Inc.       640          33
(a)  Bright Horizons Children's
       Center, Inc.                   2,100          39
     Brown Group, Inc.                2,000          27
(a)  CapStar Hotel Co.                1,500          51
     Carnival Corp.                   1,800         100
     Carrefour, S.A.                     81          42
(a)  Consolidated Graphics, Inc.      1,050          49
     Dillard Department Stores        2,400          85
(a)  Education Management Corp.         800          25
     Femsa "B" Fomento Economico
       Mexicano, S.A.                 8,700          69
     Finish Line                      2,130          28
     Four Seasons Hotels, Inc.        1,000          32
(a)  Friedman's, Inc.                 2,285          31
(a)  Hearst-Argyle Television,
       Inc.                             900          27
     Hertz Corp.                        300          12
     Hudson's Bay Co.                 3,375          75
     May Department Stores Co.          300          16
(a)  Men's Wearhouse                  1,300          45
     Meredith Corp.                     400          14
(a)  MGM Grand                        2,000          72
(a)  Neiman-Marcus                      600          18
     NIKE                             3,000         118
(a)  Outdoor Systems, Inc.            1,100          42
(a)  Outsource International            400           5
(a)  Preview Travel, Inc.               500           4
     Sears, Roebuck & Co.             2,200         100
(a)  SOS Staffing Services              600          11
(a)  SportsLine USA, Inc.             1,200          13
(a)  Tommy Hilfiger Corp.             2,800          98
     Trammell Crow Co.                1,200          31
     V.F. Corp.                         600          28
     Walt Disney Co.                  1,300         129
     ------------------------------------------------------
                                                  1,655
-----------------------------------------------------------
CONSUMER DURABLES--1.8%
-----------------------------------------------------------
     BBA Group, PLC                   6,044          41
     Ford Motor Co.                   2,000          97
     Honda Motor Co., Ltd             2,300          85
     Magna International Inc.,
       "A"                              600          38
     Simpson Industries               3,000          35
     Superior Industries
       International                  2,000          54
     U.S. Industries                  1,450          44
     ------------------------------------------------------
                                                    394

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES     VALUE
----------------------------------------------------------
CONSUMER STAPLES--6.7%
----------------------------------------------------------
(a)  American Italian Pasta Co.         700     $    18
     Arbor Drugs                      1,275          24
(a)  Boston Chicken                   2,610          17
     Coca Cola Co.                      800          53
(a)  Emmis Broadcasting Corp.           700          32
     Flowserve Corp.                  1,440          40
     Imperial Tobacco Group, ADR        375           5
     Independent Newspapers, PLC      6,938          38
     Kimberly-Clark de Mexico,
       S.A. de C.V.                  17,600          83
     Koninklijke Ahold, N.V.          2,600          68
(a)  Lone Star Steakhouse &
       Saloon                         1,950          34
     McDonald's Corp.                 2,700         129
(a)  MSC Industrial Direct              400          17
     Newell Co.                       2,500         106
     Ocular Sciences, Inc.              500          13
     PepsiCo                          1,500          55
     Philip Morris Cos.               7,600         344
     Procter & Gamble Co.             1,300         104
     Star Buffet, Inc.                  200           2
     UST, Inc.                        7,500         277
(a)  Whole Foods Market               1,000          51
     -----------------------------------------------------
                                                  1,510
----------------------------------------------------------
ENERGY--3.4%
----------------------------------------------------------
     AMOCO Corp.                        700          60
     Atlantic Richfield Co.             700          56
     Atmos Energy Corp.                 900          27
     British Petroleum                4,246          56
     Chevron Corp.                      400          31
     Columbia Gas System                500          39
(a)  Dawson Geophysical Co.           1,900          31
     Elf Aquitaine                      639          75
     Enron Oil & Gas Co.                800          33
     Exxon Corp.                        900          55
     Giant Industries                 1,620          31
     KCS Energy                       1,170          24
     Petro-Canada                     4,925          90
     Repsol, S.A.                       960          41
     Royal Dutch Petroleum            1,534          84
(a)  Tesoro Petroleum Corp.           1,760          27
     -----------------------------------------------------
                                                    760
----------------------------------------------------------
FINANCE--12.6%
----------------------------------------------------------
     American General Corp.           1,000          54
     AmerUS Life Holdings, Inc.       1,500          55
     ARM Financial Corp.              2,000          53
     Astoria Financial Corp.            690          38
     AXA-UAP, S.A.                      500          39
     Banco Bilbao Vizcaya             2,166          70
     Banco Popular Espanol              941          66
     Banc One Corp.                     900          49

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES     VALUE
----------------------------------------------------------
FINANCE--CONTINUED
----------------------------------------------------------
     BankAmerica Corp.                  400     $    29
     Bankers Trust New York Corp.       400          45
     Bank of Ireland                  4,796          73
     Barnett Banks                      600          43
     Bear Stearns Companies           1,400          67
     BRE Properties, Inc.               800          23
     CITIC Pacific, Ltd.             13,500          54
     Commercial Federal Corp.           950          34
     Compass Bancshares                 900          39
     Del Webb Corp.                   1,800          47
     Excel Realty Trust, Inc.         1,120          35
     Executive Risk                     400          28
     Federal Home Loan Mortgage
       Corp.                          3,400         143
     Federal National Mortgage
       Association                    3,700         211
     Financial Federal Corp.          1,500          35
     First Chicago NBD Corp.            500          42
     First Commerce Corp.               620          42
     First Union Corp.                1,560          80
     Fleet Financial Group, Inc.        200          15
     General Re Corp.                   500         106
     Hartford Financial Services        600          56
     Hibernia Corp.                   4,000          75
     HSBC Holdings, PLC               4,855         120
     Imperial Credit Industries       1,490          31
     ING Groep, N.V.                  1,087          46
     Jefferson-Pilot Corp.              500          39
     Kansas City Southern
       Industries                       600          19
     KeyCorp                            200          14
     LaSalle Partners                   500          18
     Meditrust                          720          26
     Merrill Lynch & Co.              1,100          80
     MGIC Investment Corp.            1,400          93
     Morgan Stanley, Dean Witter,
       Discover & Co.                 1,000          59
     NationsBank                      2,200         134
     PennCorp Financial Group         1,050          37
     PNC Bank Corp.                     900          51
     Post Properties                    800          33
     Protective Life Insurance
       Co.                              400          24
     Republic NY Corp.                  200          23
     Resource Bancshares Mortgage
       Group                          2,657          43
     Safeco Corp.                     1,200          59
     Texas Regional Bancshares          150           5
     Torchmark Corp.                    600          25
     United Companies Financial Corp. 1,370          21
     Vedior, N.V.                     2,014          36
     Washington Mutual, Inc.            500          32
     Wells Fargo & Co.                  100          34
     -----------------------------------------------------
                                                  2,848

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES     VALUE
----------------------------------------------------------
HEALTH CARE--7.3%
----------------------------------------------------------
     Abbott Laboratories              1,200     $    79
     ALZA Corp.                       4,400         140
     American Home Products Corp.     2,800         214
     Astra, A.B., ADR                 5,400          93
     Baxter International               600          30
     Becton Dickinson & Co.             600          30
(a)  Biogen                           1,400          51
     Bristol-Myers Squibb Co.           700          66
(a)  British Biotech, PLC             8,148          14
     Concentra Managed Care, Inc.       557          19
(a)  CONMED Corp.                     1,850          49
     C.R. Bard                        1,000          31
     Crescendo Pharamaceutical          125           1
(a)  Dura Pharamaceuticals              600          28
     Glaxo Wellcome, PLC              2,521          60
(a)  Hanger Orthopedic Group          2,000          26
(a)  HealthCare COMPARE Corp.         1,450          74
(a)  Healthworld Corp.                2,000          24
     Mallinckrodt Group               1,500          57
     Merck & Co.                      1,300         138
     Novartis                            31          50
(a)  PAREXEL International Corp.      1,000          37
     RehabCare Group                  1,300          34
     Roche Holding, A.G.                  7          70
(a)  Safeskin Corp.                     900          51
(a)  Sofamor-Danek Group                800          52
     United Healthcare Corp.          1,600          80
     Zeneca Group, PLC                1,466          52
     -----------------------------------------------------
                                                  1,650
----------------------------------------------------------
TECHNOLOGY--11.9%
----------------------------------------------------------
     AMP, Inc.                          600          25
(a)  Analog Devices                   1,000          28
(a)  Applied Materials, Inc.          4,300         130
(a)  Ascend Communications, Inc.      1,400          34
(a)  Atmel Corp.                      2,600          48
     Belden, Inc.                       850          30
     Canon, Inc.                      1,700          40
(a)  Cisco Systems                    3,600         201
     Compaq Computer Corp.            2,675         151
(a)  Computer Sciences Corp.          1,620         135
(a)  Comverse Technology                300          12
     Diebold                          2,500         127
     ESS Technologies, Inc.           2,300          17
     First Data Corp.                 1,000          29
     Fuji Photo Film Co., Ltd.        1,000          38
(a)  Gartner Group                      400          15
     Getronics                        1,230          39

----------------------------------------------------------
                                    NUMBER
                                   OF SHARES     VALUE
----------------------------------------------------------
----------------------------------------------------------
TECHNOLOGY--CONTINUED
----------------------------------------------------------
     Hewlett-Packard Co.                300     $    19
     HMT Technology Corp.             2,300          30
     Intel Corp.                      2,800         197
(a)  Jones Intercable, Inc.           2,080          37
(a)  KLA-Tencor Corp.                   300          12
(a)  Learning Co.                     2,700          43
     Linear Technology Corp.          1,800         104
(a)  Microchip Technology             3,900         117
(a)  MRV Communications                 300           7
(a)  Novellus Systems                 2,100          68
(a)  Parametric Technology Corp.      2,100          99
     Pittway Corp.                      200          14
(a)  Quantum Corp.                    4,600          92
(a)  Read-Rite Corp.                  1,940          31
     Reynolds & Reynolds Co.          6,500         120
(a)  Sanmina Corp.                      400          27
(a)  Seagate Technology               1,500          29
(a)  Sun Microsystems                 4,100         163
(a)  Tech-Sym Corp.                     110           3
     Telecom Italia Spa               8,600          55
(a)  Teradyne, Inc.                   4,000         128
(a)  3Com Corp.                       4,525         158
(a)  Western Digital Corp.            1,900          31
     -----------------------------------------------------
                                                  2,683
----------------------------------------------------------
TRANSPORTATION--.2%
----------------------------------------------------------
     Canadian National Railway
       Co.                              800          38
(a)  Knight Transportation              200           6
     -----------------------------------------------------
                                                     44
----------------------------------------------------------
UTILITIES--2.2%
----------------------------------------------------------
     GTE Corp.                        1,200          63
     Southern Co.                     2,200          57
     Telecom Italia Mobile           15,820          73
     Telefonica de Espana, S.A.       2,194          63
     Veba, A.G.                       1,000          68
(a)  WorldCom, Inc.                   5,500         166
     -----------------------------------------------------
                                                    490
     -----------------------------------------------------
     TOTAL COMMON STOCKS--60.4%
     (Cost: $12,509)                             13,624
     -----------------------------------------------------
     TOTAL INVESTMENTS--98.8%
     (Cost: $21,117)                             22,276
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.2%                         277
     -----------------------------------------------------
     NET ASSETS--100%                           $22,553
     -----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER HORIZON 10+ PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $21,117,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $1,709,000, the gross unrealized depreciation was $550,000 and the net unrealized appreciation on investments was $1,159,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 5 PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                    PRINCIPAL
                                    AMOUNT OR
                                     NUMBER
        GOVERNMENT OBLIGATIONS      OF SHARES     VALUE
-----------------------------------------------------------
U. S. TREASURY SECURITIES--50.0%
-----------------------------------------------------------
     Notes      8.875%, 2000         $1,470      $ 1,574
                8.50%, 2000           1,100        1,180
                6.75%, 2000           1,249        1,277
                5.875%, 2000            340          341
                5.50%, 2000             400          398
                8.00%, 2001             200          214
                6.625%, 2001            550          566
                6.50%, 2001           1,120        1,147
                6.25%, 2002             200          204
                7.875%, 2004            200          224
     ------------------------------------------------------
                                                   7,125
-----------------------------------------------------------
MORTGAGE BACKED SECURITIES--7.9%
-----------------------------------------------------------
     FHLMC, 6.00%, 2006                 139          139
     FHLMC, 6.50%, 2014                 141          142
     FNMA, 6.01%, 2000                  350          351
     GNMA, 7.00%, 2015                  489          494
     ------------------------------------------------------
                                                   1,126
     ------------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--57.9%
     (Cost: $8,207)                                8,251
     ------------------------------------------------------

     COMMON STOCKS
-----------------------------------------------------------
BASIC INDUSTRIES--1.3%
-----------------------------------------------------------
     AK Steel Holding Corp.             530 shs.       9
     AMCOL International                960           15
     Champion International Corp.       100            5
     Dow Chemical Co.                   200           20
     Eastman Chemical Co.               200           12
     Georgia-Pacific Corp.              100            6
     Louisiana-Pacific Corp.            900           17
     Nucor Corp.                        200           10
     Oregon Metallurgical Corp.         540           18
     Rentokil Initial, PLC            3,200           14
     Sonoco Products Co.                800           28
     Technip, S.A.                      169           18
     Timber Co.                         100            2
     Toray Industries                 1,500            7
     Union Camp Corp.                   200           11
     -----------------------------------------------------
                                                     192
-----------------------------------------------------------
CAPITAL GOODS--2.8%
-----------------------------------------------------------
     Applied Industrial
       Technologies                     600           16
     B.F. Goodrich Co.                  200            8
     Blount International, "A"          800           21
     Casella Waste System, Inc.       1,000           26
     Emerson Electric Co.               500           28
     General Electric Co.             1,400          103
(a)  Littelfuse, Inc.                   400           10
     Mannesmann, A.G.                    42           21
     Murata Manufacturing               700           18
     Noble International, Ltd.          200            2
     Pacific Scientific Co.           1,070           26
     Raytheon Co.                       400           20

----------------------------------------------------------
                                     NUMBER
        GOVERNMENT OBLIGATIONS      OF SHARES     VALUE
----------------------------------------------------------
----------------------------------------------------------
CAPITAL GOODS--CONTINUED
----------------------------------------------------------
     Sony Corp.                         400      $    36
     Trinity Industries                 290           13
(a)  USA Waste Services                 630           25
(a)  U.S. Filter Corp.                1,000           30
     -----------------------------------------------------
                                                     403
----------------------------------------------------------
CONSUMER CYCLICALS--5.5%
----------------------------------------------------------
(a)  American Coin Merchandising      5,000           88
     American Greetings Corp.           800           31
(a)  AutoZone                           600           17
     Borg-Warner Automotive, Inc.       240           12
(a)  Bright Horizons Children's
       Centers, Inc.                  1,300           24
     Brown Group, Inc.                  730           10
(a)  CapStar Hotel Co.                  600           21
     Carnival Corp.                     800           44
     Carrefour, S.A.                     38           20
(a)  Consolidated Graphics, Inc.        350           16
     Dillard Department Stores          800           28
(a)  Education Management Corp.         500           16
     Femsa "B" Fomento Economico
     Mexicano, S.A.                   2,300           18
     Finish Line                        745           10
     Four Seasons Hotels, Inc.          800           25
(a)  Friedman's, Inc.                   840           11
(a)  Hearst-Argyle Television,
       Inc.                             500           15
     Hertz Corp.                        300           12
     Hudson's Bay Co.                 1,550           35
     May Department Stores Co.          200           11
(a)  Men's Wearhouse                    500           17
     Meredith Corp.                     200            7
(a)  MGM Grand                          200            7
(a)  Neiman-Marcus                      600           18
     NIKE                             1,500           59
(a)  Nine West Group                  1,000           26
(a)  Outdoor Systems, Inc.              300           12
(a)  Outsource International            200            2
(a)  Preview Travel, Inc.               200            2
     Sears, Roebuck & Co.             1,000           45
(a)  SOS Staffing Services              400            8
(a)  SportsLine USA, Inc.               700            8
(a)  Tommy Hilfiger Corp.             1,000           35
     Trammell Crow Co.                  700           18
     V.F. Corp.                         200            9
     Walt Disney Co.                    500           50
     -----------------------------------------------------
                                                     787
----------------------------------------------------------
CONSUMER DURABLES--1.1%
----------------------------------------------------------
     BBA Group, PLC                   2,440           16
     Ford Motor Co.                     900           44
     Honda Motor Co., Ltd               600           22
     Magna International Inc.,
       "A"                              200           13
     Simpson Industries               1,060           12
     Superior Industries
       International                  1,000           27
     U.S. Industries                    800           24
     -----------------------------------------------------
                                                     158

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES     VALUE
----------------------------------------------------------
CONSUMER STAPLES--4.4%
----------------------------------------------------------
(a)  American Italian Pasta Co.         600      $    15
     Arbor Drugs                        675           12
     Avon Products                      500           31
(a)  Boston Chicken                     950            6
(a)  Emmis Broadcasting Corp.           400           18
     Flowserve Corp.                    519           14
     Independent Newspapers, PLC      1,585            9
     Kimberly-Clark de Mexico,
       S.A. de C.V.                   9,900           47
     Koninklijke Ahold, N.V.            988           26
(a)  Lone Star Steakhouse &
       Saloon                           705           12
     McDonald's Corp.                 1,500           72
(a)  MSC Industrial Direct              200            8
     Newell Co.                       1,300           55
     Ocular Sciences, Inc.              100            3
     Philip Morris Cos.               3,700          168
     Procter & Gamble Co.               400           32
     Star Buffet, Inc.                  100            1
     UST, Inc.                        2,600           96
     -----------------------------------------------------
                                                     625
----------------------------------------------------------
ENERGY--2.3%
----------------------------------------------------------
     AMOCO Corp.                        400           34
     Atlantic Richfield Co.             300           24
     Atmos Energy Corp.                 320           10
     British Petroleum                1,146           15
     Chevron Corp.                      300           23
     Columbia Gas System                100            8
(a)  Dawson Geophysical Co.             500            8
     Elf Aquitaine                      363           42
     Exxon Corp.                        500           31
     Giant Industries                   590           11
     KCS Energy                         420            9
     Kerr-McGee Corp.                   400           25
     Petro-Canada                     1,600           29
     Repsol, S.A.                       390           17
     Royal Dutch Petroleum              636           35
(a)  Tesoro Petroleum Corp.             650           10
     -----------------------------------------------------
                                                     331
----------------------------------------------------------
FINANCE--7.3%
----------------------------------------------------------
     American General Corp.             200           11
     AmerUS Life Holdings, Inc.         100            4
     ARM Financial Corp.              1,200           32
     Astoria Financial Corp.            250           14
     AXA-UAP, S.A.                      115            9
     Banco Popular Espanol              170           12
     Banc One Corp.                     300           16
     BankAmerica Corp.                  200           15
     Bankers Trust New York Corp.       100           11
     Bank of Ireland                  3,425           52
     Barnett Banks                      200           14
     Bear Stearns Cos.                  400           19
     BRE Properties, Inc.               300            8
     CITIC Pacific, Ltd.              6,000           24
     Commercial Federal Corp.           400           14
     Compass Bancshares                 320           14
     Del Webb Corp.                     650           17
     Excel Realty Trust, Inc.           410           13
     Executive Risk                     200           14

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES     VALUE
----------------------------------------------------------
FINANCE--CONTINUED
----------------------------------------------------------
     Federal Home Loan Mortgage
       Corp.                          1,600      $    67
     Federal National Mortgage
     Association                      1,400           80
     Financial Federal Corp.          1,000           24
     First Chicago NBD Corp.            200           17
     First Commerce Corp.               220           15
     First Union Corp.                  620           32
     General Re Corp.                   200           42
     Hartford Financial Services        300           28
     Hibernia Corp.                   1,500           28
     HSBC Holdings, PLC                 814           20
     Imperial Credit Industries         550           11
     ING Groep, N.V.                    551           23
     Jefferson-Pilot Corp.              250           19
     Kansas City Southern
       Industries                       300           10
     KeyCorp                            200           14
     LaSalle Partners                   300           11
     Meditrust                          360           13
     Merrill Lynch & Co.                200           15
     MGIC Investment Corp.              500           33
     Morgan Stanley, Dean Witter,
       Discover & Co.                   500           30
     NationsBank                        650           40
     PennCorp Financial Group           380           14
     PNC Bank Corp.                     500           29
     Post Properties                    400           16
     Protective Life Insurance
       Co.                              200           12
     Republic NY Corp.                   50            6
     Resource Bancshares Mortgage
       Group                            945           15
     Safeco Corp.                       500           24
     Texas Regional Bancshares          150            5
     Torchmark Corp.                    200            8
     United Companies Financial
       Corp.                            480            7
     Vedior, N.V.                       455            8
     Washington Mutual, Inc.            200           13
     -----------------------------------------------------
                                                   1,042
----------------------------------------------------------
HEALTH CARE--4.8%
----------------------------------------------------------
     Abbott Laboratories                600           39
     ALZA Corp.                       2,000           64
     American Home Products Corp.       800           61
     Astra, A.B., ADR                 1,600           28
     Baxter International               400           20
     Becton Dickinson & Co.             400           20
(a)  Biogen                             600           22
     Bristol-Myers Squibb Co.           300           28
(a)  British Biotech, PLC             3,550            6
     Concentra Managed Care, Inc.       278            9
(a)  CONMED Corp.                       685           18
     C.R. Bard                          300            9
     Crescendo Pharmaceutical            50            1
(a)  Dura Pharmaceuticals               400           18
     Glaxo Wellcome, PLC              1,225           29
(a)  Hanger Orthopedic Group            500            6
(a)  HealthCare COMPARE Corp.           500           26
(a)  Healthworld Corp.                1,200           14
     Mallinckrodt Group                 600           23
     Merck & Co.                        500           53
     Novartis                            14           23
(a)  PAREXEL International Corp.        500           19

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES     VALUE
----------------------------------------------------------
HEALTH CARE--CONTINUED
----------------------------------------------------------
     RehabCare Group                    300      $     8
     Roche Holding, A.G.                  3           30
(a)  Safeskin Corp.                     500           28
(a)  Sofamor-Danek Group                300           20
     United Healthcare Corp.            600           30
     Zeneca Group, PLC                  780           28
     -----------------------------------------------------
                                                     680
----------------------------------------------------------
TECHNOLOGY--9.0%
----------------------------------------------------------
(a)  Adaptec, Inc.                    1,000           37
     AMP, Inc.                          300           13
(a)  Analog Devices                   1,000           28
(a)  Applied Materials, Inc.          2,000           60
(a)  Ascend Communications, Inc.        600           15
(a)  Atmel Corp.                      2,400           45
     Belden, Inc.                       150            5
     Canon, Inc.                        400            9
(a)  Cisco Systems                    1,650           92
     Compaq Computer Corp.            1,100           62
(a)  Computer Sciences Corp.            800           67
(a)  Comverse Technology                200            8
     Diebold                          1,000           51
     ESS Technologies, Inc.             830            6
     Fuji Photo Film Co., Ltd.        2,000           77
(a)  Gartner Group                      200            7
     Getronics                          480           15
     Hewlett-Packard Co.                100            6
     HMT Technology Corp.               800           10
     Intel Corp.                        900           63
(a)  Jones Intercable, Inc.             750           13
(a)  KLA-Tencor Corp.                   200            8
(a)  Learning Co.                       970           16
     Linear Technology Corp.            700           40
(a)  Microchip Technology             1,100           33
(a)  MRV Communications                 300            7
(a)  Natural MicroSystems Corp.         100            5
(a)  Novellus Systems                   800           26
(a)  Parametric Technology Corp.      1,000           47
     Pittway Corp.                      100            7

----------------------------------------------------------
                                     NUMBER
                                    OF SHARES     VALUE
----------------------------------------------------------
TECHNOLOGY--CONTINUED
----------------------------------------------------------
(a)  Quantum Corp.                    1,400      $    28
(a)  Read-Rite Corp.                    700           11
     Reynolds & Reynolds Co.          3,100           57
(a)  Sanmina Corp.                      150           10
(a)  Seagate Technology                 600           12
(a)  Sun Microsystems                 1,800           72
(a)  Tech-Sym Corp.                      40            1
     Telecom Italia Spa               4,500           29
(a)  Teradyne, Inc.                   1,800           58
(a)  3Com Corp.                       2,400           84
(a)  VIASOFT, Inc.                      100            4
(a)  Western Digital Corp.            1,200           19
     Xerox Corp.                        250           18
     -----------------------------------------------------
                                                   1,281
----------------------------------------------------------
TRANSPORTATION--.2%
----------------------------------------------------------
     Canadian National Railway
       Co.                              400           19
(a)  Knight Transportation              100            3
     -----------------------------------------------------
                                                      22
----------------------------------------------------------
UTILITIES--1.6%
----------------------------------------------------------
     GTE Corp.                          600           31
     Southern Co.                       900           23
     Telecom Italia Mobile            6,180           29
     Telefonica de Espana, S.A.         883           25
     Veba, A.G.                         451           31
(a)  WorldCom, Inc.                   3,000           91
     -----------------------------------------------------
                                                     230
     -----------------------------------------------------
     TOTAL COMMON STOCKS--40.3%
     (Cost: $5,326)                                5,751
     -----------------------------------------------------
     TOTAL INVESTMENTS--98.2%
     (Cost: $13,533)                              14,002
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.8%                          256
     -----------------------------------------------------
     NET ASSETS--100%                            $14,258
     -----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER HORIZON 5 PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $13,533,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $697,000, the gross unrealized depreciation was $228,000 and the net unrealized appreciation on investments was $469,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER BLUE CHIP PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(DOLLARS IN THOUSANDS)

------------------------------------------------------------
                                       NUMBER
             COMMON STOCKS           OF SHARES      VALUE
------------------------------------------------------------
BASIC INDUSTRIES--3.1%
------------------------------------------------------------
     Betz Dearborn, Inc.                2,800      $   171
     Imperial Chemical Industries,
       ADR                              2,700          175
     PPG Industries                     3,700          211
     Temple-Inland, Inc.                  300           16
     -------------------------------------------------------
                                                       573
------------------------------------------------------------
CAPITAL GOODS--4.4%
------------------------------------------------------------
     Boeing Co.                         1,500           73
     Emerson Electric Co.               1,600           90
     General Electric Co.                 600           44
     Raytheon Co.                       3,343          167
     Sundstrand Corp.                   4,500          227
(a)  U.S. Industries                    6,750          203
     -------------------------------------------------------
                                                       804
------------------------------------------------------------
CONSUMER CYCLICALS--9.6%
------------------------------------------------------------
     CBS Corp.                          5,000          147
(a)  Clear Channel Communications       1,300          103
(a)  Consolidated Stores Corp.            600           26
     Dillard Department Stores          3,000          106
     Harcourt General                   2,650          145
     J.C. Penney Co.                    2,500          151
     May Department Stores Co.          4,000          211
(a)  MGM Grand                          3,500          126
     Newell Co., convertible
       preferred                        3,000          155
     R.R. Donnelley & Sons Co.          7,300          272
     Service Corporation
       International                    4,500          166
(a)  Toys R Us                          5,300          167
     -------------------------------------------------------
                                                     1,775
------------------------------------------------------------
CONSUMER DURABLES--3.1%
------------------------------------------------------------
     Federal-Mogul Corp.,
       convertible preferred             2400          121
     GM Corp.                           4,500          166
     Stanley Works                      5,900          278
     -------------------------------------------------------
                                                       565
------------------------------------------------------------
CONSUMER STAPLES--9.3%
------------------------------------------------------------
     Dial Corp.                         7,300          152
     General Mills, Inc.                1,600          115
     Gillette Co.                       1,000          100
     H.J. Heinz Co.                     2,400          122
     International Flavors &
       Fragrances                       4,200          216
     Kimberly-Clark Corp.               1,700           84
     McCormick & Co.                    9,000          252
     PepsiCo                            3,000          109
     Procter & Gamble Co.               1,000           80
     Seagram Co.                        2,000           65
     Unilever, N.V., ADR                2,000          125
     UST, Inc.                          5,000          185
     Whitman Corp.                      4,000          104
     -------------------------------------------------------
                                                     1,709

------------------------------------------------------------
                                       NUMBER
                                     OF SHARES      VALUE
------------------------------------------------------------
ENERGY--5.6%
------------------------------------------------------------
     Baker Hughes, Inc.                 2,900      $   127
     Chevron Corp.                      3,000          231
     Enron Corp.                        6,000          248
     Exxon Corp.                        2,100          128
     MCN Energy Group, Inc.,
       convertible preferred            2,000          125
     Mobil Corp.                        1,200           87
     Pennzoil Co.                         100            7
     Unocal Corp.                       2,000           78
     -------------------------------------------------------
                                                     1,031
------------------------------------------------------------
FINANCE--18.8%
------------------------------------------------------------
     American Express Co.               1,100           98
     American General Corp.             4,900          265
     Beneficial Corp.                   2,000          166
     Compass Bancshares                 4,000          175
     Federal National Mortgage
       Association                      2,000          114
     First Chicago NBD Corp.            4,000          334
     First Union Corp.                  1,200           62
     Fleet Financial Group, Inc.        2,570          193
     General Growth Properties,
       Inc.                             2,200           79
     H.F. Ahmanson & Co.                1,500          100
     Hibernia Corp.                     4,000           75
     Highwood Properties, Inc.          4,000          149
     Jefferson-Pilot Corp.              3,400          265
     KeyCorp                            3,000          212
     Mid Ocean, Ltd.                    3,900          212
     Morgan Stanley, Dean Witter,
       Discover & Co.                   1,200           71
     NationsBank                        3,000          182
     PNC Bank Corp.                     2,500          143
     Safeco Corp.                       5,000          244
     Spieker Properties, Inc.           3,000          128
     Summit Bancorp                     3,150          168
     Wilmington Trust Corp.               600           37
     -------------------------------------------------------
                                                     3,472
------------------------------------------------------------
HEALTH CARE--9.2%
------------------------------------------------------------
     Abbott Laboratories                3,000          197
     ALZA Corp.                         3,000           95
     American Home Products Corp.       3,600          275
     Baxter International, Inc.         4,200          212
     Bristol-Myers Squibb Co.           1,500          142
(a)  Crescendo Pharmaceutical
       Corp.                              150            2
(a)  HealthCare COMPARE Corp.             700           36
(a)  HEALTHSOUTH Corp.                  4,100          114
     McKesson Corp., convertible
       preferred                        1,000           75
     McKesson Corp.                       700           76
     Merck & Co.                        2,200          234
(a)  Tenet Healthcare Corp.             5,000          166
     United Healthcare Corp.            1,300           65
     -------------------------------------------------------
                                                     1,689

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------
                                       NUMBER
                                     OF SHARES      VALUE
------------------------------------------------------------
TECHNOLOGY--15.2%
------------------------------------------------------------
     AMP, Inc.                          5,500      $   231
(a)  Analog Devices                     5,700          158
(a)  Cisco Systems                      3,150          176
     Computer Associates
       International                      900           48
(a)  Computer Sciences Corp.            3,000          251
     Diebold                            3,400          172
(a)  Gartner Group                      3,500          130
     Harris Corp.                       3,800          174
     Hewlett-Packard Co.                5,900          369
     International Business
       Machines Corp.                   2,500          261
(a)  National Semiconductor Corp.       4,500          117
(a)  Newbridge Networks Corp.           2,000           70
(a)  Parametric Technology Corp.        3,500          166
     Pitney Bowes                         300           27
(a)  Sterling Commerce, Inc.            4,000          154
(a)  Sun Microsystems                   6,000          239
(a)  Teradyne, Inc.                     2,000           64
     -------------------------------------------------------
                                                     2,807
------------------------------------------------------------
TRANSPORTATION--3.3%
------------------------------------------------------------
     Canadian Pacific, Ltd.             5,000          136
     CSX Corp.                          4,800          259
(a)  Federal Express Corp.              1,000           61
     Norfolk Southern Corp.             5,000          154
     -------------------------------------------------------
                                                       610
------------------------------------------------------------
UTILITIES--3.9%
------------------------------------------------------------
     AirTouch Communications,
       convertible preferred            1,900          118
     Ameritech Corp.                    1,500          121
     AT&T                               1,200           74
     Cincinnati Bell, Inc.              6,000          186
     SBC Communications, Inc.           2,900          212
     -------------------------------------------------------
                                                       711
     -------------------------------------------------------
     TOTAL COMMON STOCKS--85.5%
     (Cost: $15,218)                                15,746
     -------------------------------------------------------

------------------------------------------------------------
                                       NUMBER
                                     OF SHARES
                                    OR PRINCIPAL
         CORPORATE OBLIGATIONS         AMOUNT       VALUE
------------------------------------------------------------
HEALTH CARE--.5%
------------------------------------------------------------
     ALZA Corp., 5.00%, 2006              100      $   104
------------------------------------------------------------
ENERGY--.5%
------------------------------------------------------------
     Diamond Offshore Drilling,
       Inc., 3.75%, 2007                   65           88
     -------------------------------------------------------
     TOTAL CORPORATE OBLIGATIONS--1.0%
     (Cost: $184)                                      192
     -------------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.60% to 5.75%
     Due--January, 1998
     Federal Home Loan Bank            $  650          647
     Federal Home Loan Mortgage
       Corp.                            2,050        2,045
     Federal National Mortgage
       Association                      1,700        1,697
     -------------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--23.8%
     (Cost: $4,389)                                  4,389
     -------------------------------------------------------
     TOTAL INVESTMENTS--110.3%
     (Cost: $19,791)                                20,327
     -------------------------------------------------------
     LIABILITIES, LESS CASH AND
     OTHER ASSETS--(10.3)%                          (1,906)
     -------------------------------------------------------
     NET ASSETS--100%                              $18,421
     -------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER BLUE CHIP PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $19,791,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $800,000, the gross unrealized depreciation was $264,000 and the net unrealized appreciation on investments was $536,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GLOBAL INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                          LOCAL CURRENCY   U.S. DOLLAR
CURRENCY                                     ISSUER                                          PRINCIPAL         VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR--20.0%                           U.S. Treasury Notes
                                               5.75%, 2003                                       320         $  320
                                               6.25%, 2007                                       105            109
                                             ----------------------------------------------------------------------------
                                                                                                                429
-------------------------------------------------------------------------------------------------------------------------
AUSTRALIAN DOLLAR--18.1%                     Commonwealth of Australia
                                               9.75%, 2002                                        90             68
                                             Federal National Mortgage Association
                                               6.50%, 2002                                       140             94
                                             New South Wales Treasury Corp.
                                               7.00%, 2004                                       200            136
                                             Queensland Treasury Corp.
                                               6.50%, 2005                                       135             90
                                             ----------------------------------------------------------------------------
                                                                                                                388
--------------------------------------------------------------------------------------------------------------------------
JAPANESE YEN--12.2%                          Int'l Bank for Recon. and Dev.
                                               4.75%, 2004                                    10,000             93
                                             Italian Treasury
                                               5.00%, 2004                                     9,000             84
                                             Kingdom of Spain
                                               3.10%, 2006                                    10,000             84
                                             ----------------------------------------------------------------------------
                                                                                                                261
--------------------------------------------------------------------------------------------------------------------------
BRITISH POUND--11.5%                         Export-Import Bank of the United States
                                               6.00%, 2004                                        47             75
                                             IBRD World Bank
                                               7.125%, 2007                                       46             79
                                             United Kingdom
                                               8.50%, 2005                                        50             93
                                             ----------------------------------------------------------------------------
                                                                                                                247
--------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND DOLLAR--10.1%                    New Zealand Government
                                               10.00%, 2002                                      200            128
                                               8.00%, 2004                                       145             88
                                             ----------------------------------------------------------------------------
                                                                                                                216
--------------------------------------------------------------------------------------------------------------------------
FRENCH FRANC--10.0%                          French Treasury
                                               6.75%, 2003                                       176             32
                                               6.75%, 2004                                     1,000            183
                                             ----------------------------------------------------------------------------
                                                                                                                215
--------------------------------------------------------------------------------------------------------------------------
GERMAN MARK--6.6%                            Federal Republic of Germany
                                               6.50%, 2003                                       110             66
                                             Government of Ireland
                                               7.25%, 2003                                       125             76
                                             ----------------------------------------------------------------------------
                                                                                                                142

PORTFOLIO OF INVESTMENTS

(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                          LOCAL CURRENCY   U.S. DOLLAR
                  CURRENCY                                     ISSUER                       PRINCIPAL         VALUE
-------------------------------------------------------------------------------------------------------------------------
CANADIAN DOLLAR--4.8%                        Government of Canada
                                               4.75%, 1999                                       105         $   73
                                               8.00%, 2027                                        35             31
                                             ----------------------------------------------------------------------------
                                                                                                                104
                                             ----------------------------------------------------------------------------
                                             TOTAL INVESTMENTS--93.3%
                                             (Cost: $2,062)                                                   2,002
                                             ----------------------------------------------------------------------------
                                             CASH AND OTHER ASSETS, LESS LIABILITIES--6.7%                      143
                                             ----------------------------------------------------------------------------
                                             NET ASSETS--100%                                                $2,145
                                             ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER GLOBAL INCOME PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

The Fund is a non-diversified investment company and may invest a relatively high percentage of its assets in the obligations of a limited number of issuers.

Based on the cost of investments of $2,062,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $11,000, the gross unrealized depreciation was $71,000 and the net unrealized depreciation on investments was $60,000.

See accompanying Notes to Financial Statements.

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:


        (i)   Financial Statements included in Part A of the Registration
              Statement:

              Money Market, Total Return, High Yield, Growth, Government
              Securities, International, Small Cap Growth, Investment
              Grade Bond, Contrarian, Small Cap Value, Value+Growth,
              Horizon 20+, Horizon 10+, Horizon 5, Blue Chip and Global
              Income Portfolios -- Financial Highlights

              High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios -- None

        (ii)  Financial Statements included in Part B of the Registration
              Statement:
              Money Market, Total Return, High Yield, Growth, Government
              Securities, International, Small Cap Growth, Investment
              Grade Bond, Contrarian, Small Cap Value, Value+Growth,
              Horizon 20+, Horizon 10+, Horizon 5, Blue Chip and Global
              Income Portfolios:

              Report of Independent Auditors (February 17, 1998)

              Statement of Assets and Liabilities (December 31, 1997)

              Statement of Operations for the year ended December 31, 1997
              (except for the Blue Chip and Global Income Portfolios,
              which is for the period May 1, 1997 through December 31,
              1997)

              Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1997 (except for the Blue
              Chip and Global Income Portfolios, which is for the period
              May 1, 1997 through December 30, 1997)

              Notes to Financial Statements

              Portfolio of Investments (December 31, 1997)

              High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios

                Report of Independent Auditors (April 24, 1998)

                Statement of Net Assets (April 24, 1998)



     Schedules I (for the High Return Equity, Financial Services, Global Blue Chip and International Growth and Income Portfolios), II, III, IV and V have been omitted as the required information is not present.



     Schedule I has been omitted for each of the other Portfolios as the required information is presented in the Portfolio of Investments at December 31, 1997.


     (b) Exhibits:


         99.b1.        Amended and Restated Agreement and Declaration of Trust.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)
         99.b5.(a)     Investment Management Agreements (Money Market, Total
                       Return, High Yield, Growth, Government Securities,
                       International, Small Cap Growth, Investment Grade Bond,
                       Value+Growth, Horizon 20+, Horizon 10+, Horizon 5,
                       Contrarian, Small Cap Value, Blue Chip and Global Income
                       Portfolios.)(2)
         99.b5.(b)     Form of Investment Management Agreements (High Return
                       Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios)
         99.b5.(c)     Sub-Advisory Agreements (International and Global Income
                       Portfolios).(2)

         99.b5.(d)     Form of Sub-Advisory Agreements (High Return Equity and
                       Financial Services Portfolios)
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement (each Portfolio other than High Return
                       Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios).(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.(a)     Agency Agreement.(1)
         99.b9.(b)     Fund Accounting Agreements (each Portfolio other than High
                       Return Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios).(2)
         99.b9.(c)     Form of Fund Accounting Agreements (High Return Equity,
                       Financial Services, Global Blue Chip, and International
                       Growth and Income Portfolios).
         99.b10.(a)    Legal Opinion and Consent of Vedder, Price, Kaufman &
                       Kammholz.
         99.b10.(b)    Legal Opinion and Consent of Ropes & Gray.
         99.b11.       Consent and Reports of Ernst & Young LLP.
         99.b12.       Not Applicable.
         99.b13.       Subscription Agreement (High Return Equity, Financial
                       Services, International Growth and Income and Global Blue
                       Chip Portfolios).
         99.b14.       Not Applicable.
         99.b15.       Not Applicable.
         99.b17.       Not Applicable.
         99.b18.       Not Applicable.
         99.b24.       Powers of Attorney.(2)
         27.1          Financial Data Schedules.


---------------


(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on March 26, 1998.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Shares of the Registrant will be offered and sold to Kemper Investors Life Insurance Company ("KILICO"), a stock insurance company organized under the laws of Illinois, and its separate investment accounts, "KILICO Variable Separate Account" and "KILICO Variable Annuity Separate Account". Shares of the Registrant will also be offered and sold to Allmerica Financial Life Insurance and Annuity Company ("Allmerica"), a life insurance company organized under the laws of Delaware, and to its separate investment accounts, "Separate Account KGC" and "Separate Account KG". Shares of the Registrant will also be offered and sold to Cova Financial Services Life Insurance Company and Cova Financial Life Insurance Company (collectively, "Cova") and to Cova's separate investment accounts, "Cova Variable Account One" and "Cova Variable Account Five". The purchasers of insurance contracts and annuity contracts issued in connection with such accounts will have the right to instruct KILICO, Allmerica or Cova, as the case may be, with respect to the voting of the Registrant's shares held by the Separate Accounts. Subject to such voting instruction rights, KILICO and its Separate Accounts control 79.55% of the Registrant, Allmerica and its Separate Accounts control 20.45% of the Registrant and Cova and its separate account control 0.01% of the Registrant as of March 2, 1998. KILICO is a wholly-owned subsidiary of Zurich Kemper Life Insurance Companies, Inc.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of March 2, 1998, there were four holders of record of shares of each series of the Registrant other than the Government Securities, Small Cap Growth and Small Cap Value Portfolios. As of March 2, 1998, there were six holders of record of shares of the Government Securities, Small Cap Growth and Small Cap Value Portfolios.

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in the Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of an action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 28b(i)      Business or Other Connections of Investment Adviser


Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                        Business and Other Connections of Board
        Name            of Directors of Registrant's Adviser
        ----            ---------------------------------------

Stephen R. Beckwith     Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                        Vice President and Treasurer, Scudder Fund Accounting Corporation*
                        Director, Scudder Stevens & Clark Corporation**
                        Director and Chairman, Scudder Defined Contribution Services, Inc.
                        Director and President, Scudder Capital Asset Corporation
                        Director and President, Scudder Capital Stock Corporation
                        Director and President, Scudder Capital Planning Corporation
                        Director and President, SS&C Investment Corporation
                        Director and President, SIS Investment Corporation
                        Director and President, SRV Investment Corporation

Lynn S. Birdsong        Director and Vice President, Scudder Kemper Investment, Inc.**
                        Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zunica Insurance Company of Switzerland
                        Director, ZKI Holding Corporation

Steven Gluckstern       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Zurich Holding Company of America

Rolf Huppi              Director, Chairman of the Board, Scudder Kemper Investments, Inc. **
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Chairman of the Board, Zurich Holding Company of America
                        Director, ZKI Holding Corporation

Kathryn L. Quirk        Director, Chief Legal Officer, Chief Compliance Officer and Secretary,
                             Scudder Kemper Investments, Inc.**
                        Director, Senior Vice President & Assistant Clerk, Scudder Investor Services,
                             Inc.*
                        Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                        Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                        Director & Assistant Clerk, Scudder Service Corporation*
                        Director, SFA, Inc.*
                        Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.
                             ***
                        Director, Scudder, Stevens & Clark Japan, Inc.###
                        Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada,
                             Ltd.***
                        Director, Vice President and Secretary, Scudder Canada Investor Services
                             Limited***
                        Director, Vice President and Secretary, Scudder Realty Advisers, Inc.x
                        Director and Secretary, Scudder, Stevens & Clark Corporation**
                        Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                        Director and Secretary, SFA, Inc.
                        Director, Vice President and Secretary, Scudder Defined Contribution
                             Services, Inc.
                        Director, Vice President and Secretary, Scudder Capital Asset Corporation

                        Director, Vice President and Secretary, Scudder Capital Stock Corporation
                        Director, Vice President and Secretary, Scudder Capital Planning Corporation
                        Director, Vice President and Secretary, SS&C Investment Corporation
                        Director, Vice President and Secretary, SIS Investment Corporation
                        Director, Vice President and Secretary, SRV Investment Corporation
                        Director, Vice President and Secretary, Scudder Brokerage Services, Inc.
                        Director, Korea Bond Fund Management Co., Ltd.

Markus Rohrbasser       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        President, Director, Chairman of the Board, ZKI Holding Corporation

Cornelia M. Small       Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani       Director, President, Chief Executive Officer, Scudder Kemper Investments,
                             Inc.**
                        Director, Scudder, Stevens & Clark Japan, Inc.###

                        President & Director, Scudder, Stevens & Clark Overseas Corporationo oo
                        President & Director, Scudder, Stevens & Clark Corporation**
                        Director, Scudder Realty Advisors, Inc.x
                        Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy
                             of Luxembourg

        *       Two International Place, Boston, MA
        x       333 South Hope Street, Los Angeles, CA
        **      345 Park Avenue, New York, NY
        #       Socjete Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B
                34.564
        ***     Toronto, Ontario, Canada
        XXX     Grand Cayman, Cayman Islands, British West Indies
        oo      20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###     1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan

                Item 28(b)(ii) FOR DREMAN VALUE MANAGEMENT, L.L.C.


John E. Peters, President,
        Dreman Value Management, LLC

Joseph W. Sullivan, IV, Chief Operating Officer,
        Dreman Value Management, LLC

David N. Dreman, Chairman & Chief Investment Officer,
        Dreman Value Management, LLC

Nelson P. Woodard, Executive Vice President,
        Dreman Value Management, LLC

Dorothy Silverman, Senior Vice President,
        Dreman Value Management, LLC

Rock Albers, Senior Vice President,
        Dreman Value Management, LLC

Michael M. Hemberger, Vice President,
        Dreman Value Management, LLC

Peter B. Seligman, Vice President,
        Dreman Value Management, LLC

                Item 28(b) FOR DREMAN VALUE MANAGEMENT, L.L.C.


John E. Peters, President,
        Dreman Value Management, LLC

Joseph W. Sullivan, IV, Chief Operating Officer,
        Dreman Value Management, LLC

David N. Dreman, Chairman & Chief Investment Officer,
        Dreman Value Management, LLC

Nelson P. Woodard, Executive Vice President,
        Dreman Value Management, LLC

Dorothy Silverman, Senior Vice President,
        Dreman Value Management, LLC

Rock Albers, Senior Vice President,
        Dreman Value Management, LLC

Michael M. Hemberger, Vice President,
        Dreman Value Management, LLC

Peter B. Seligman, Vice President,
        Dreman Value Management, LLC

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b) Information on the officers and directors of Kemper
Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         President                                      None
Thomas W. Littauer          Director, Chief Executive Officer          Vice President
Kathryn L. Quirk            Director, Secretary, Chief Legal
                            Officer & Vice President                  Vice President


James J. McGovern           Chief Financial Officer
                            & Vice President                               None


Linda J. Wondrack           Vice President & Chief
                            Compliance Officer                             None


Paula Gaccione              Vice President                                 None
Michael E. Harrington       Vice President                                 None
Robert A. Rudell            Vice President                                 None
William M. Thomas           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Todd N. Gierke              Assistant Treasurer                            None
Philip J. Collora           Assistant Secretary                        Vice President,
                                                                    Secretary & Treasurer
Paul J. Elmlinger           Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None
Daniel Pierce               Director, Chairman                           Director
Mark S. Casady              Director, Vice Chairman                     President
Stephen R. Beckwith         Director                                       None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Scudder Kemper Investments, Inc., and Kemper Distributors Inc., the Registrant's principal underwriter, 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the custodian, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or at the offices of the custodian, The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 28th day of April, 1998.

                                          INVESTORS FUND SERIES

                                          By /s/ MARK S. CASADY

                                            ------------------------------------
                                                Mark S. Casady, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 28, 1998 on behalf of the following persons in the capacities indicated.


                      SIGNATURE                                              TITLE
                      ---------                                              -----

                 /s/ MARK S. CASADY                      President
-----------------------------------------------------
                   Mark S. Casady

                 /s/ DANIEL PIERCE*                      Chairman and Trustee
-----------------------------------------------------

                 /s/ JAMES E. AKINS*                     Trustee
-----------------------------------------------------

              /s/ ARTHUR R. GOTTSCHALK*                  Trustee
-----------------------------------------------------

              /s/ FREDERICK T. KELSEY*                   Trustee
-----------------------------------------------------

                /s/ FRED B. RENWICK*                     Trustee
-----------------------------------------------------

                /s/ JOHN B. TINGLEFF*                    Trustee
-----------------------------------------------------

               /s/ EDMOND D. VILLANI*                    Trustee
-----------------------------------------------------

                /s/ JOHN G. WEITHERS*                    Trustee
-----------------------------------------------------

                /s/ PHILIP J. COLLORA                    Treasurer
-----------------------------------------------------
                  Philip J. Collora


* Philip J. Collora signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 21 to the Registration Statement filed on March 26, 1998.


                                                  /s/ PHILIP J. COLLORA

                                          --------------------------------------
                                                    Philip J. Collora

                               INDEX TO EXHIBITS

     (b) Exhibits:


         EXHIBIT
          NUMBER                                  TITLE
         -------                                  -----
         99.b1.        Amended and Restated Agreement and Declaration of Trust.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)
         99.b5.(a)     Investment Management Agreements (Money Market, Total
                       Return, High Yield, Growth, Government Securities,
                       International, Small Cap Growth, Investment Grade Bond,
                       Value+Growth, Horizon 20+, Horizon 10+, Horizon 5,
                       Contrarian, Small Cap Value, Blue Chip and Global Income
                       Portfolios.)(2)
         99.b5.(b)     Form of Investment Management Agreements (High Return
                       Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios)
         99.b5.(c)     Sub-Advisory Agreements (International and Global Income
                       Portfolios).(2)
         99.b5.(d)     Form of Sub-Advisory Agreement (High Return Equity and
                       Financial Services Portfolios).
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement (each Portfolio other than High Return
                       Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios).(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.(a)     Agency Agreement.(1)
         99.b9.(b)     Fund Accounting Agreements (each Portfolio other than High
                       Return Equity, Financial Services, Global Blue Chip, and
                       International Growth and Income Portfolios).(2)
         99.b9.(c)     Form of Fund Accounting Agreements (High Return Equity,
                       Financial Services, Global Blue Chip, and International
                       Growth and Income Portfolios).
         99.b10.(a)    Legal Opinion and Consent of Vedder, Price, Kaufman &
                       Kammholz.
         99.b10.(b)    Legal Opinion and Consent of Ropes & Gray.
         99.b11.       Consent and Reports of Ernst & Young LLP.
         99.b12.       Not Applicable.
         99.b13.       Subscription Agreement (High Return Equity, Financial
                       Services, International Growth and Income and Global Blue
                       Chip Portfolios).
         99.b14.       Not Applicable.
         99.b15.       Not Applicable.
         99.b17.       Not Applicable.
         99.b18.       Not Applicable.

         EXHIBIT
          NUMBER                                  TITLE
         -------                                  -----
         99.b24.       Powers of Attorney.(2)
         27.1          Financial Data Schedules.


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on March 26, 1998.